                                                      Registration Nos. 33-62061
                                                                        811-7345
                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                           Pre-Effective Amendment No.                    [ ]


                         Post-Effective Amendment No. 8                   [X]
                                       and


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        [X]
                                   ACT OF 1940


                                 Amendment No. 11                         [X]


                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -
                           NEW ENGLAND FUNDS TRUST III
               (Exact name of registrant as specified in charter)

                          399 Boylston Street, Boston,
                         Massachusetts 02116 (Address of
                          principal executive offices)

                                 (617) 578-1132
              (Registrant's telephone number, including Area Code)
                          - - - - - - - - - - - - - - -
                             John E. Pelletier, Esq.
                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)
                          - - - - - - - - - - - - - - -
                                    Copy to:
                              Edward Lawrence, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -


It is proposed that this filing will become effective (check appropriate box)
[X]   immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]   on ________ pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           [logo](R)
     NEW ENGLAND FUNDS(R)
  Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

      New England
EQUITY INCOME FUND


[Graphic Omitted]


                                     PROSPECTUS
                                    May 3, 1999

                                                       WHAT'S INSIDE

                                     [Graphic Omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 2

                                     [Graphic Omitted] FUND FEES & EXPENSES
                                                       PAGE 4

                                     [Graphic Omitted] MANAGEMENT TEAM
                                                       PAGE 6

                                     [Graphic Omitted] FUND SERVICES
                                                       PAGE 7

                                     [Graphic Omitted] FUND PERFORMANCE
                                                       PAGE 19

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents


-------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
-------------------------------------------------------------------------------
New England Equity Income Fund ..........................................    2

-------------------------------------------------------------------------------
FUND FEES & EXPENSES
-------------------------------------------------------------------------------
Fund Fees & Expenses ....................................................    4

-------------------------------------------------------------------------------
MORE ABOUT RISK
-------------------------------------------------------------------------------
More About Risk .........................................................    5


-------------------------------------------------------------------------------
MANAGEMENT TEAM
-------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser .......................    6
Meet the Fund's Portfolio Managers ......................................    6

-------------------------------------------------------------------------------
FUND SERVICES
-------------------------------------------------------------------------------
Investing in the Fund ...................................................    7
How Sales Charges are Calculated ........................................    8
Ways to Reduce or Eliminate Sales Charges ...............................    9
It's Easy to Open an Account ............................................   10
Buying Shares ...........................................................   11
Selling Shares ..........................................................   12
Selling Shares in Writing ...............................................   13
Exchanging Shares .......................................................   14
How Fund Shares Are Priced ..............................................   15
Dividends and Distributions .............................................   16
Tax Consequences ........................................................   16
Compensation to Securities Dealers ......................................   17
Additional Investor Services ............................................   18

-------------------------------------------------------------------------------
FUND PERFORMANCE
-------------------------------------------------------------------------------
New England Equity Income Fund ..........................................   19
Glossary of Terms .......................................................   20


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks                    FUND FOCUS
                  -------------------------              Stability Income Growth
                  NEW ENGLAND EQUITY INCOME FUND         -----------------------
                                                    High             X
                                                         --------- ------ ------
ADVISER:     New England Funds Management, L.P.     Mod.     X              X
             ("NEFM")                                    --------- ------ ------
                                                    Low
SUBADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")

MANAGERS:    Peter B. Ramsden and Tom A. Kolefas

                                   TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                   ----------------------------
                                                    NEEIX     NEBEX     NECEX
CATEGORY:    All-Cap Equity

INVESTMENT GOAL
The Fund seeks current income and capital growth.
The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its assets in dividend-paying common or preferred stocks.

Loomis Sayles uses a highly disciplined research methodology and a value-based stock selection process to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

x  discounted price compared to its current value

x  favorable earnings growth potential

x  below-average price-to-earnings ratios

x dividend yield greater than that of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500")

x  positive cash flows

x  strong internal management

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with proprietary investment research to form a universe of 1,800 companies. This research consists of broad, in-depth coverage including regular contact with company management, near and long-term projections on company fundamentals and evaluations of financial strength.

o Next, Loomis Sayles places each company through a series of quantitative valuation and financial strength screens that creates what it believes to be an "advantaged universe" of 150 to 200 stocks. These screens attempt to identify undervalued companies with above-average financial and operating strength.

o Loomis Sayles then narrows this universe to between 60 and 75 stocks using a subjective measure of each company to identify stocks with a significant "valuation gap." This gap is the difference between the market's perception of a stock's value and its underlying fundamental value, supported by asset values, earnings and cash flow streams. This list is then further scrutinized to identify companies whose management is working actively to close this gap.

o The final result of this process is a diversified portfolio of 30 to 40 stocks. The Fund will not place more than 15% of its assets in any one industry.

o Loomis Sayles will sell a stock when its earnings yield falls below the market average, or if its fundamental outlook is deteriorating. When a security underperforms the market by 15% or more within three months of purchase, it is reviewed for possible sale.

The Fund may also invest in:

o  Non-dividend paying stocks.

o  Foreign securities.

o  When-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).


INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.


FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Equity Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Total Return for Class A Shares]

1996                     26.6%
1997                     22.6%
1998                      2.7%

/\ Highest Quarterly Return: Second Quarter 1997, up 11.7%
\/ Lowest Quarterly Return: Third Quarter 1998, down 13.1%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Equity Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not directly invest in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Equity Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.



----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------
(for the periods ended December 31, 1998)                            PAST 1 YEAR   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
New England Equity Income Fund: Class A (inception 11/28/95)         -3.2%               15.3%
     S&P 500                                                         28.5%               28.1%
     Lipper Equity Income Average (calculated from 11/30/95)         10.9%               18.9%
     Morningstar Large Value Average (calculated from 11/30/95)      12.3%               19.9%

New England Equity Income Fund: Class B (inception 9/15/97)          -3.0%                1.3%
     S&P 500                                                         28.5%               27.2%
     Lipper Equity Income Average (calculated from 9/30/97)          10.9%               10.6%
     Morningstar Large Value Average (calculated from 9/30/97)       12.3%               10.3%

New England Equity Income Fund: Class C (inception 9/15/97)           1.0%                4.5%
     S&P 500                                                         28.5%               27.2%
     Lipper Equity Income Average (calculated from 9/30/97)          10.9%               10.6%
     Morningstar Large Value Average (calculated from 9/30/97)       12.3%               10.3%
----------------------------------------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled, "Fund Fees and Expenses."

[graphic omitted] FUND FEES & EXPENSES


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)


----------------------------------------------------------------------------------------------------
                                                          CLASS A          CLASS B           CLASS C
----------------------------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)(1)(2)             5.75%             None             None
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
     (as a percentage of original purchase price
      or redemption proceeds, as applicable)(2)             (3)             5.00%             1.00%
----------------------------------------------------------------------------------------------------
Redemption fees                                             None*             None*           None*


(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
 *  Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------------------------------------------------------------------
                                                   CLASS A          CLASS B        CLASS C
---------------------------------------------------------------------------------------------
  Management fees                                    0.70%           0.70%          0.70%
  Distribution and/or service (12b-1) fees           0.25%           1.00%*         1.00%*
  Other expenses                                     0.97%           0.97%          0.97%
  Total annual fund operating expenses               1.92%           2.67%          2.67%
  Fee waiver and/or expense reimbursement            0.42%**         0.42%**        0.42%**
  Net expenses                                       1.50%           2.25%          2.25%

*   Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

**  NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Class A, B and C shares. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



----------------------------------------------------------------
               CLASS A        CLASS B            CLASS C
----------------------------------------------------------------
                            (1)      (2)       (1)       (2)
----------------------------------------------------------------
  1 year       $  719    $  728    $  228     $  328    $  228
  3 years      $1,022    $1,003    $  703     $  703    $  703
  5 years      $1,346    $1,405    $1,205     $1,205    $1,205
  10 years*    $2,263    $2,396    $2,396     $2,585    $2,585


(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

                                                                 MORE ABOUT RISK


The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that a Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

EURO CONVERSION Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

[graphic omitted] MANAGEMENT TEAM
                  ---------------
                  MEET THE FUND'S INVESTMENT ADVISER
                  AND SUBADVISER


The New England Funds family includes mutual 23 funds with a total of over $7 billion in assets under management as of March 3, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Equity Income Fund ("the Fund"), which along with the other New England Stock Funds, New England Bond Funds, New England Star Funds and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P.
NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. NEFM does not determine what investments will be purchased by the Fund. Loomis Sayles makes the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.41%.

SUBADVISER
LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to the Fund. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, NEFM or Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

                           MEET THE FUND'S PORTFOLIO MANAGERS  [graphic omitted]

TOM A. KOLEFAS

Tom Kolefas has co-managed Equity Income Fund since May 1996. Mr. Kolefas, Vice President of Loomis Sayles, joined the company in 1996. Previously, he was a director and portfolio manager at MacKay Shields Financial. He is also a Chartered Financial Analyst. Mr. Kolefas received a B.S. from the Cooper Union School of Engineering and an M.B.A. from New York University School of Business and has over 14 years of investment experience.

PETER B. RAMSDEN

Peter Ramsden has co-managed Equity Income Fund since November 1995. Mr. Ramsden, Vice President of Loomis Sayles, joined the company in 1991. He is also a Chartered Financial Analyst. Mr. Ramsden earned his B.A. from Dartmouth College and his M.B.A. from the University of Michigan and has over 10 years of investment experience.

[graphic omitted] FUND SERVICES
                  -------------
                  INVESTING IN THE FUND


CHOOSING A SHARE CLASS
Each Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses" in this Prospectus.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

                              FUND SERVICES
                              -------------
                              HOW SALES CHARGES ARE CALCULATED [graphic omitted]

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

-------------------------------------------------------------------------------
                          CLASS A SALES CHARGES
    YOUR INVESTMENT      AS A % OF OFFERING PRICE     AS A % OF YOUR INVESTMENT
 Less than  $ 50,000               5.75%                      6.10%
 $ 50,000 - $ 99,999               4.50%                      4.71%
 $100,000 - $249,999               3.50%                      3.63%
 $250,000 - $499,999               2.50%                      2.56%
 $500,000 - $999,999               2.00%                      2.04%
 $1,000,000 or more*               0.00%                      0.00%
-------------------------------------------------------------------------------


*For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."


CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

---------------------------------------------------------------
          CLASS B CONTINGENT DEFERRED SALES CHARGES
   YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
              1st                            5.00%
              2nd                            4.00%
              3rd                            3.00%
              4th                            3.00%
              5th                            2.00%
              6th                            1.00%
           thereafter                        0.00%
---------------------------------------------------------------


CLASS C SHARES
The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another New England Fund.


---------------------------------------------------------------
                CLASS C CONTINGENT DEFERRED SALES CHARGES
   YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
              1st                            1.00%
           thereafter                        0.00%
---------------------------------------------------------------


HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares.
The CDSC:


o  is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.


A CDSC WILL NOT BE CHARGED ON:


o  increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.


EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

[graphic omitted] FUND SERVICES
                  -------------
                  WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

   These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the New England Funds or Money Market Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.

REPURCHASING FUND SHARES


You may apply proceeds from redeeming Class A shares of the Fund without paying a sales charge to repurchase Class A shares of any New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you. If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.


CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:


o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);


o  to make payments through a systematic withdrawal plan; or

o  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

                                  FUND SERVICES
                                  -------------
                                  IT'S EASY TO OPEN AN ACCOUNT [graphic omitted]

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

--------------------------------------------------------------------------------------------------------
                                                                  MINIMUM TO OPEN AN
                                                     MINIMUM TO      ACCOUNT USING        MINIMUM FOR
TYPE OF ACCOUNT                                    OPEN AN ACCOUNT INVESTMENT BUILDER  EXISTING ACCOUNTS
Any account other than those listed below              $2,500             $100               $100
Accounts registered under the Uniform
Gifts to Minors Act or the Uniform                     $2,000             $100               $100
Transfers to Minors Act
Individual Retirement Accounts (IRAs)                  $  500             $100               $100
Retirement plans with tax benefits such
as corporate pension, profit sharing and Keogh plans   $  250             $100               $100
Payroll Deduction Investment Programs
for 401(k), SARSEP, SEP, SIMPLE,                       $   25              N/A               $ 25
403(b)(7) and certain other retirement plans
--------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares is easy with the services described below:

NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")


                 800-225-5478, Press 1


NEW ENGLAND FUNDS WEB SITE
   www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o  order duplicate account statements; and

o  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

[graphic omitted] FUND SERVICES
                  -------------
                  BUYING SHARES

                OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT

THROUGH YOUR
INVESTMENT DEALER

o  Call your investment dealer for                   o    Call your investment dealer for
   information                                            information


BY MAIL
[graphic omitted]
o  Make out a check in U.S. dollars for the          o    Make out a check in U.S. dollars for the
   investment amount, payable to "New England             investment amount, payable to "New
   Funds." Third party checks will generally              England Funds." Third party checks will
   not be accepted.                                       generally not be accepted.

o  Mail the check with your completed                o    Fill out the detachable investment slip
   application to New England Funds, P.O. Box             from an account statement. If no slip is
   8551, Boston, MA 02266-8551.                           available, include with the check a
                                                          letter specifying the Fund name, your
                                                          class of shares, your account number and
                                                          the registered account name(s). To make
                                                          investing even easier, you can order more
                                                          investment slips by calling 800-225-5478.

BY EXCHANGE
[graphic omitted]
o  The exchange must be for a minimum of $1,000      o    The exchange must be for a minimum of
   or for all of your shares.                             $1,000 or for all of your shares.

o  Obtain a current prospectus for the Fund          o    Call your investment dealer or New
   into which you are exchanging by calling               England Funds at 800-225-5478 to request
   your investment dealer or New England                  an exchange.
   Funds at 800-225-5478.
                                                     o    See the section entitled "Exchanging
o  Call your investment dealer or New England             Shares."
   Funds to request an exchange.

o  See the section entitled "Exchanging
   Shares."


BY WIRE
[graphic omitted]
o  Call New England Funds at 800-225-5478 to         o    Instruct your bank to transfer funds to
   obtain an account number and wire transfer             State Street Bank & Trust Company, ABA#
   instructions. Your bank may charge you for             011000028, DDA# 99011538.
   such a transfer.
                                                     o    Specify the Fund name, your class of
                                                          shares, your account number and the
                                                          registered account name(s). Your bank may
                                                          charge you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o  Indicate on your application that you             o    Please call New England Funds at
   would like to begin an automatic                       800-225-5478 for a Service Options Form.
   investment plan through Investment Builder             A signature guarantee may be required to
   and the amount of the monthly investment               add this privilege.
   ($100 minimum).
o  Send a check marked "Void" or a deposit           o    See the section entitled "Additional
   slip from your bank account along with                 Investor Services."
   your application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o  Ask your bank or credit union whether it          o    Call New England Funds at 800-225-5478 to
   is a member of the ACH system.                         add shares to your account through ACH.

o  Complete the "Telephone Withdrawal and            o    If you have not signed up for the ACH
   Exchange" and "Bank Information" sections              system, please call New England Funds for
   on your account application.                           a Service Options Form. A signature
                                                          guarantee may be required to add this
o  Mail your completed application to New                 privilege.
   England Funds, P.O. Box 8551, Boston, MA
   02266-8551.

                                                FUND SERVICES
                                                -------------
                                                SELLING SHARES [graphic omitted]

                                   TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o  Call your investment dealer for information.

BY MAIL
[graphic omitted]

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to New England Funds, P.O. Box 8551, Boston, MA
    02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o   Call New England Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]

o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o   Call New England Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]

o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone
[graphic omitted]

o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted] FUND SERVICES
                  -------------
                  SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

  SELLER (ACCOUNT TYPE)                   REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------------------------------------------------------

INDIVIDUAL, JOINT, SOLE  PROPRIETORSHIP,       o  The signatures on the letter
  UGMA/UTMA (MINOR ACCOUNTS)                      must include all persons
                                                  authorized to sign, including
                                                  title, if applicable.

                                               o  Signature guarantee, if
                                                  applicable (see above).




CORPORATE OR ASSOCIATION ACCOUNTS              o  The signatures on the letter
                                                  must include all persons
                                                  authorized to sign, including
                                                  title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS           o  The signature on the letter
                                                  must include all trustees
                                                  authorized to sign, including
                                                  title.

                                               o  If the names of the trustees
                                                  are not registered on the
                                                  account, please provide a copy
                                                  of the trust document
                                                  certified within the past 60
                                                  days.

                                               o  Signature guarantee, if
                                                  applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS                 o  The signatures on the letter
ARE DECEASED                                      must include all surviving
                                                  tenants of the account.
                                               o  Copy of the death certificate.
                                               o  Signature guarantee if
                                                  proceeds check is issued to
                                                  other than the surviving
                                                  tenants.




POWER OF ATTORNEY (POA)                        o  The signatures on the letter
                                                  must include the
                                                  attorney-in-fact, indicating
                                                  such title.

                                               o  A signature guarantee.

                                               o  Certified copy of the POA
                                                  document stating it is still
                                                  in full force and effect,
                                                  specifying the exact Fund and
                                                  account number, and certified
                                                  within 30 days of receipt of
                                                  instructions.*


QUALIFIED RETIREMENT BENEFIT PLANS             o  The signature on the letter
(EXCEPT NEW ENGLAND FUNDS PROTOTYPE               must include all signatures of
DOCUMENTS)                                        those authorized to sign,
                                                  including title.


                                               o  Signature guarantee, if
                                                  applicable (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS,          o  The signature on the letter
GUARDIANS, CONSERVATORS                           must include those authorized
                                                  to sign, including capacity.

                                               o  A signature guarantee.

                                               o  Certified copy of court
                                                  document where signer derives
                                                  authority, e.g.: Letters of
                                                  Administration,
                                                  Conservatorship, Letters
                                                  Testamentary.*


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)          o  Additional documentation and
                                                  distribution forms are
                                                  required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

                                             FUND SERVICES
                                             -------------
                                             EXCHANGING SHARES [graphic omitted]


In general, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS


Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.


SELLING RESTRICTIONS


The table below describes restrictions placed on selling shares of the Fund:


Restriction                                         Situation

The Fund may suspend the right of redemption or     o When the New York Stock
postpone payment for more than 7 days:                Exchange is closed
                                                      (other than a
                                                      weekend/holiday)
                                                    o During an emergency
                                                    o Any other period
                                                      permitted by the SEC

The Fund reserves the right to suspend account      o With a notice of a
services or refuse transaction requests:              dispute between
                                                      registered owners
                                                    o With suspicion/evidence
                                                      of a fraudulent act


The Fund may pay the redemption price in whole or   o When it is detrimental
part by a distribution in kind of readily             for the Fund to make cash
marketable securities in lieu of cash or may take     payments as determined
up to 7 days to pay a redemption request in order     in the sole discretion
to raise capital:                                     of the adviser or
                                                      subadviser

The Fund may close your account and send you the    o When the Fund account
proceeds. You will have 60 days after being           falls below a set
notified of the Fund's intention to close your        minimum (currently
account to increase the account to the set            $1,000 as set by the
minimum. This does not apply to certain qualified     Fund's Board of
retirement plans, automatic investment plans or       Trustees)
accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share:


The Fund may withhold redemption proceeds until     o When redemptions are
the check or funds have cleared:                      made within 10 calendar
                                                      days of purchase by
                                                      check or ACH of the
                                                      shares being redeemed


Telephone redemptions are not accepted for tax-qualified retirement accounts. If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Fund recommends that certificates be sent by registered mail.

FUND SERVICES
-------------
HOW FUND SHARES ARE PRICED [graphic omitted]


"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


                                  TOTAL MARKET VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm


Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

                                   FUND SERVICES
                                   -------------
                                   DIVIDENDS AND DISTRIBUTIONS [graphic omitted]


The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends quarterly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES


The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

[graphic omitted] FUND SERVICES
                  -------------
                  COMPENSATION TO SECURITIES DEALERS


As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
New England Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other New England Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, Press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NEW ENGLAND FUNDS WEB SITE
Visit us at www.mutualfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted] FUND PERFORMANCE
                  ----------------


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers
LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.


NEW ENGLAND EQUITY INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A                         CLASS B                       CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                     NOV. 15(a)                           SEPTEMBER 15(a)              SEPTEMBER 15(a)
                                      THROUGH                                THROUGH      YEAR ENDED      THROUGH      YEAR ENDED
                                      DEC. 31,   YEAR ENDED DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                        1995     1996     1997     1998      1997            1998          1997            1998
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $12.50   $12.86   $15.15   $17.59    $17.06          $17.59        $17.06          $17.59
                                       ------   ------   ------   ------    ------          ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                    0.04     0.31     0.25     0.26(b)   0.03            0.13(b)       0.03            0.13(b)
Net Realized and Unrealized Gains
  on Investments                         0.36     3.11     3.15     0.20(c)   0.60            0.20(c)       0.60            0.21(c)
                                       ------   ------   ------   ------    ------          ------        ------          ------
Total From Investment Operations         0.40     3.42     3.40     0.46      0.63            0.33          0.63            0.34
                                       ------   ------   ------   ------    ------          ------        ------          ------

LESS DISTRIBUTIONS
Distributions From Net Investment
  Income                                (0.04)   (0.30)   (0.26)   (0.26)    (0.04)          (0.13)        (0.04)          (0.13)
Distributions From Net Realized
  Capital Gains                          0.00    (0.83)   (0.70)   (0.17)    (0.06)          (0.17)        (0.06)          (0.17)
                                       ------   ------   ------   ------    ------          ------        ------          ------
Total Distributions                     (0.04)   (1.13)   (0.96)   (0.43)    (0.10)          (0.30)        (0.10)          (0.30)
                                       ------   ------   ------   ------    ------          ------        ------          ------
Net Asset Value, End of Period         $12.86   $15.15   $17.59   $17.62    $17.59          $17.62        $17.59          $17.63
                                       ======   ======   ======   ======    ======          ======        ======          ======

TOTAL RETURN (%) (d)                     3.2     26.6     22.6      2.7       3.7             2.0           3.7             2.0

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
  Average Net Assets (%)(e)              1.50(f)  1.50     1.50     1.50      2.25(f)         2.25          2.25(f)         2.25
Ratio of Net Investment Income to
  Average Net Assets (%)                 3.58(f)  2.06     1.76     1.48      1.01(f)         0.73          1.01(f)         0.73
Portfolio Turnover Rate (%)                 0       45       33       61        33              61            33              61
Net assets, end of Period (000)        $2,064   $2,613  $14,681  $17,839    $9,375         $16,623        $1,596          $2,101


(a) Commencement of Operations.
(b) Per share net investment income has been calculated using the average shares outstanding during the year.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(e) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):
                                         5.97(f)  3.67     3.10     1.92      3.85(f)         2.67          3.85(f)         2.67
(f) Computed on an annualized basis.

GLOSSARY OF TERMS

BID PRICE -- the price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.


DERIVATIVE -- A financial instrument whose value and performance is based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.


INCOME DISTRIBUTIONS -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.


INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.


PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.


TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.


VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[GRAPHIC OMITTED]


   IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
                  UPON REQUEST:

     ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the Fund's investments. Each report includes a discussion of
 the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

   STATEMENT OF ADDITIONAL INFORMATION (SAI) --
   Provides more detailed information about the
  Fund, has been filed with the Securities and
Exchange Commission and is incorporated into this                       NEW ENGLAND EQUITY INCOME FUND
             Prospectus by reference.

   TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
    SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR
    FINANCIAL REPRESENTATIVE, OR THE FUND AT:

              New England Funds, L.P.
                399 Boylston Street
            Boston, Massachusetts 02116
              Telephone: 800-225-5478
           Internet: www.mutualfunds.com

Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may
                     require.


 You can review the Fund's reports and SAI at the
   Public Reference Room of the Securities and
    Exchange Commission. Text-only copies are available free from the Commission's Web site at:
                   www.sec.gov.


 Copies of these publications are also available
    for a fee by writing or calling the Public
            Reference Room of the SEC,
            Washington, D.C. 20549-6009
              Telephone: 800-SEC-0330

 New England Funds, L.P., and other firms selling
  shares of New England Funds are members of the National Association of Securities Dealers, Inc.
 (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.
Investors may obtain a copy by contacting the NASD
 at 800-289-9999 or by visiting their Web site at
                  www.NASDR.com.

                                                          (Investment Company Act File No. 811-7345)
                                                                                          XEI51-0599


[Logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

NEW ENGLAND
STOCK AND STAR FUNDS

-----------------------------------------

CLASS Y SHARES OF:
LARGE-CAP EQUITY
    New England Capital Growth Fund
    New England Growth Fund
    New England Growth and Income Fund
      (formerly New England Growth Opportunities Fund)
    New England Balanced Fund
    New England Value Fund
SMALL-CAP EQUITY
    New England Star Small Cap Fund
ALL-CAP EQUITY
    New England Equity Income Fund
    New England Star Advisers Fund
    New England Star Worldwide Fund

-----------------------------------------

[graphic omitted]

                                                                    PROSPECTUS
                                                                    May 3, 1999

                                                       WHAT'S INSIDE

                                     [graphic omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 2

                                     [graphic omitted] FUND FEES & EXPENSES
                                                       PAGE 25

                                     [graphic omitted] MANAGEMENT TEAM
                                                       PAGE 28

                                     [graphic omitted] FUND SERVICES
                                                       PAGE 34

                                     [graphic omitted] FUND PERFORMANCE
                                                       PAGE 42

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS

             -------------------------------------------------------------------
             GOALS, STRATEGIES & RISKS
             -------------------------------------------------------------------
             New England Capital Growth Fund .............................     2
             New England Growth Fund .....................................     4
             New England Growth and Income Fund ..........................     6
             New England Balanced Fund ...................................     8
             New England Value Fund ......................................    10
             New England Equity Income Fund ..............................
             New England Star Small Cap Fund .............................    12
             New England Star Advisers Fund ..............................    16
             New England Star Worldwide Fund .............................    20

             -------------------------------------------------------------------
             FUND FEES & EXPENSES
             -------------------------------------------------------------------
             Fund Fees & Expenses ........................................    25

             -------------------------------------------------------------------
             MORE ABOUT RISK
             -------------------------------------------------------------------
             More About Risk .............................................    27

             -------------------------------------------------------------------
             MANAGEMENT TEAM
             -------------------------------------------------------------------
             Meet the Funds' Investment Advisers and Subadvisers .........    28
             Meet the Funds' Portfolio Managers ..........................    30

             -------------------------------------------------------------------
             FUND SERVICES
             -------------------------------------------------------------------
             It's Easy to Open an Account ................................    34
             Buying Shares ...............................................    35
             Selling Shares ..............................................    36
             Selling Shares in Writing ...................................    37
             Exchanging Shares ...........................................    38
             How Fund Shares Are Priced ..................................    39
             Dividends and Distributions .................................    40
             Tax Consequences ............................................    40
             Compensation to Securities Dealers ..........................    41

             -------------------------------------------------------------------
             FUND PERFORMANCE
             -------------------------------------------------------------------
             New England Capital Growth Fund .............................    42
             New England Growth Fund .....................................    43
             New England Growth and Income Fund ..........................    44
             New England Balanced Fund ...................................    45
             New England Value Fund ......................................    46
             New England Equity Income Fund ..............................
             New England Star Small Cap Fund .............................    47
             New England Star Advisers Fund ..............................    48
             New England Star Worldwide Fund .............................    49
             Glossary of Terms ...........................................    50

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."
To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.    X
                                                         --------- ------ ------
                                                    Low              X

[graphic omitted] GOALS, STRATEGIES & RISKS
                  -------------------------
                  NEW ENGLAND CAPITAL GROWTH FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Westpeak Investment Advisors, L.P. ("Westpeak")
Manager:     Gerald H. Scriver
Category:    Large-Cap Equity

INVESTMENT GOAL

The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of U.S. medium and large capitalization companies in any industry.

Westpeak constructs a portfolio of reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x earnings-to-price ratios
x earnings growth rates
x positive earnings surprises
x book-to-price ratios

In selecting investments for the Fund's portfolio, Westpeak employs the following strategy:

o It starts with the Russell 3000 Growth Index of about 1,800 stocks and generally eliminates stocks of companies below a $500 million market capitalization threshold. This creates an overall valuation universe of about 1,200 stocks, with approximately 90% from the Russell 1000 Growth Index (comprised of large and medium capitalization companies) and 10% from the Russell 2000 Growth Index (comprised of small capitalization companies).

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises" (whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix.

o The desired result is a portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns consistent with the Fund's risk parameters.

The Fund may:
o  Hold up to 10% of its assets in smaller capitalization companies.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

 A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Capital Growth Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to February 16, 1998.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1993                 7.9%
                            1994                -1.6%
                            1995                30.7%
                            1996                17.1%
                            1997                17.2%
                            1998                29.0%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 24.3%
\/ Lowest Quarterly Return:  Third  Quarter 1998, down 11.7%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the Lipper Growth Fund and Morningstar Large Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund and Morningstar Large Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.


-------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
   (for the periods ended December 31, 1998)                         PAST 1 YEAR  PAST 5 YEARS  SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------

   New England Capital Growth Fund: Class A (inception 8/3/92)          21.6%         16.5%          16.5%
        Russell 1000 Growth Index                                       38.7%         25.7%          21.3%
        Lipper Growth Fund Average (calculated from 8/6/92)             22.9%         18.7%          17.6%
        Morningstar Large Growth Average (calculated from 7/31/92)      35.8%         20.6%          19.3%

   New England Capital Growth Fund: Class B (inception 9/13/93)         23.2%         16.7%          16.6%
        Russell 1000 Growth Index                                       38.7%         25.7%          25.2%
        Lipper Growth Fund Average (calculated from 9/30/93)            22.9%         18.7%          18.1%
        Morningstar Large Growth Average (calculated from 9/30/93)      35.8%         20.6%          20.6%

   New England Capital Growth Fund: Class C (inception 12/30/94)        27.1%                        22.3%
        Russell 1000 Growth Index                                       38.7%                        32.2%
        Lipper Growth Fund Average                                      22.9%                        24.4%
        Morningstar Large Growth Average                                35.8%                        28.0%
-------------------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low     X         X

GOALS, STRATEGIES & RISKS
NEW ENGLAND GROWTH FUND


Adviser:     Capital Growth Management Limited Partnership ("CGM")
Manager:     G. Kenneth Heebner
Category:    Large-Cap Equity                     TICKER SYMBOL:   CLASS Y
                                                                   -------
                                                                    NEGYX


INVESTMENT GOAL

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund will generally invest in common stock of large capitalization companies that CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

x well-established with records of above-average growth x promise of maintaining their leadership positions in their industries x likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM will generally employ the following methods:

o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may:
o  Invest in foreign securities.

o  Invest in other investment companies.


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund.

INVESTMENTS IN OTHER INVESTMENT COMPANIES: May incur extra costs in addition to its own expenses.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Growth Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


[Graphic Omitted]        [Total Return for Class A Shares]


                            1989                22.3%
                            1990                 5.1%
                            1991                56.7%
                            1992                -6.6%
                            1993                11.3%
                            1994                -7.1%
                            1995                38.1%
                            1996                20.9%
                            1997                23.5%
                            1998                33.4%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 28.5%
\/ Lowest Quarterly Return:  Third Quarter 1998, down, 18.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Growth Fund and Morningstar Large Blend Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund Average and Morningstar Large Blend Average returns have been adjusted for these expenses but do not reflect any sales charges.


--------------------------------------------------------------------------------------------------------------  *Since inception
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                      PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS


   New England Growth Fund: Class A (inception 11/27/68)             25.7%         19.2%          17.6%
        S&P 500                                                      28.5%         24.0%          19.2%
        Lipper Growth Fund Average                                   22.9%         18.6%          16.7%
        Morningstar Large Blend Average                              21.8%         19.8%          16.4%

   New England Growth Fund: Class B (inception 2/28/97)              27.4%         23.7%*
        S&P 500                                                      28.5%         29.3%*
        Lipper Growth Fund Average                                   22.9%         23.5%*
        Morningstar Large Blend Average                              21.8%         23.8%*

   New England Growth Fund: Class C (inception 9/1/98)               21.2%*
        S&P 500                                                      24.6%*
        Lipper Growth Fund Average (calculated from 8/31/98)         29.9%*
        Morningstar Large Blend Average (calculated from 8/31/98)    26.3%*
--------------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.    X
                                                         --------- ------ ------
                                                    Low              X


GOALS, STRATEGIES & RISKS
NEW ENGLAND GROWTH
         AND INCOME FUND
(FORMERLY NEW ENGLAND GROWTH OPPORTUNITIES FUND)

Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Westpeak Investment Advisors, L.P. ("Westpeak")
Manager:     Gerald H. Scriver
Category:    Large-Cap Equity                           TICKER SYMBOL:   CLASS Y
                                                                         -------
                                                                          NEOYX
INVESTMENT GOAL


The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all its assets in common stock of large capitalization companies in any industry.

Westpeak constructs a portfolio of recognizable, reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak feels are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x earnings-to-price ratios
x earnings growth rates
x positive earnings surprises
x book-to-price ratios
x dividend yield

In selecting investments for the Fund, Westpeak employs the following strategy:

o It starts with an initial universe of approximately 1,300 stocks of large capitalization companies and generally eliminates stocks of companies below a $1.4 billion market capitalization threshold. This creates an overall universe of about 900 stocks.

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises" (whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix;

o The desired result is a portfolio of 75 to 150 stocks, with a dividend yield that approximates that of the Standard & Poor's Composite Rank of 500 Stocks ("S&P 500"), which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The Fund may:
o Invest in foreign securities traded in U.S. markets (through American Depository Receipts ("ADRs") or stocks sold in U.S. dollars).


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.



EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in New England Growth and Income Fund. The returns shown are those of the Fund's Class C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class C shares and would only differ to the extent that the classes do not have the same expenses. The Fund also offers Class A and B shares in a separate prospectus. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on May 1, 1995. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to May 1, 1995.

The bar chart shows the Fund's total returns for Class C shares since its first full year of operations. The returns for Class A, B and Y shares differ from the Class C returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class C Shares]

                            1996                16.3%
                            1997                32.6%
                            1998                22.9%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 18.8%
\/ Lowest Quarterly Return: Third Quarter 1998, down 12.4%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices of 500 selected stocks. They are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth & Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                                PAST 1 YEAR   SINCE INCEPTION

   New England Growth and Income Fund: Class C (inception 5/1/95)              21.9%           25.1%
        S&P 500                                                                28.5%           29.3%
        Lipper Growth & Income Average (calculated from 4/30/95)               15.6%           22.6%
        Morningstar Large Value Average (calculated from 4/30/95)              12.3%           21.6%
------------------------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High
                                                         --------- ------ ------
                                                    Mod.    X        X       X
                                                         --------- ------ ------
                                                    Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND BALANCED FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Equity: Jeff Wardlow and Gregg Watkins
             Fixed Income: Meri Anne Beck, John Hyll and Barr Segal
Category:    Large-Cap Equity
                                                        TICKER SYMBOL:   CLASS Y
                                                                         -------
                                                                          NEBYX


INVESTMENT GOAL

The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

INVESTMENT STRATEGIES

Generally, the Fund will invest appoximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities. It principally invests in dividend-paying common stocks of quality, large capitalization companies of any industry and investment grade bonds. Loomis Sayles uses a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

EQUITY SECURITIES:
x discounted price compared to its current value x below-average price-to-earnings ratios x competitive current and estimated dividend yield x attractive 5-year estimated earnings growth

FIXED-INCOME SECURITIES:
x greater yield-to-maturity than appropriate benchmarks x maturities typically between 1 and 30 years x investment grade bonds x controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, Loomis Sayles employs the following strategy:

o Depending on Loomis Sayles' view of the economic outlook, the Fund may invest more heavily in either equity or fixed-income securities. However, the Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities.

o It selects stocks from a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion. It then uses a proprietary valuation model to rank stocks based on valuation, earnings estimate revisions and quality. Fundamental research is then used to identify what Loomis Sayles believes are the most attractive 60 to 75 stocks for purchase by the Fund.

o It selects bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. It conducts extensive research and credit analysis of over 600 corporate issuers and assigns each a proprietary rating. It combines these ratings with internal policy limitations to select bonds for the Fund.

o Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified. It sells bonds depending on expected credit deterioration or when it identifies other securities with better total returns going forward.

The Fund may also invest in:

o  Foreign securities.

o  Mortgage- and asset-backed securities.

o  Zero-coupon bonds and when-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Balanced Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

[Graphic Omitted]        [Total Return for Class Y Shares]


                            1995                26.8%
                            1996                17.6%
                            1997                18.1%
                            1998                 8.6%

/\ Highest Quarterly Return: Second Quarter 1997, up 10.3%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 6.3%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of a blend of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500") and the Lehman Government/ Corporate Bond Index ("S&P/Lehman G/C Blend"). This index is represented by a 65% weighting in the S&P 500 and a 35% weighting in the Lehman G/C Index. Indices are rebalanced to 65% / 35% at the end of each year. The returns are also compared to the Lipper Balanced and Morningstar Domestic Hybrid Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P/Lehman G/C Blend returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Balanced Average and the Morningstar Domestic Hybrid Average returns have been adjusted for these expenses.

-----------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                               PAST 1 YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------

   New England Balanced Fund: Class Y (inception 3/8/94)                       8.6%           13.8%
        S&P/Lehman G/C Blend (Lehman calculated from 3/31/94)                 21.5%           20.1%
        Lipper Balanced Average (calculated from 3/31/94)                     13.5%           15.3%
        Morningstar Domestic Hybrid Average (calculated from 3/31/94)         12.1%           14.1%
-----------------------------------------------------------------------------------------------------------


 *For actual past expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.    X
                                                         --------- ------ ------
                                                    Low              X

GOALS, STRATEGIES & RISKS
NEW ENGLAND VALUE FUND

Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Jeff Wardlow and Lauriann Kloppenburg
Category:    Large-Cap Equity                           TICKER SYMBOL:   CLASS Y
                                                                         -------
                                                                          NEVYX
INVESTMENT GOAL

The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in common stock of large capitalization companies of various industries, although investment in any one industry is limited to 10% of the Fund's assets.

Loomis Sayles uses non-technical, fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have these attributes:

x low price-to-earnings ratios based on earnings estimates x competitive return on equity x competitive current and estimated dividend yield x high 5-year estimated earnings growth

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

o Stocks are then ranked using the Loomis Sayles proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

o Stocks that rank in the top third of the valuation model become prime candidates for purchase and receive a more intensive fundamental research effort.

o The Fund's portfolio is constructed by choosing approximately 60 to 70 stocks which Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

o The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.

o Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

The Fund may:

o  Invest in foreign securities.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Value Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

[Graphic Omitted]        [Total Return for Class Y Shares]


                            1995                32.8%
                            1996                26.4%
                            1997                21.3%
                            1998                 7.4%

/\ Highest Quarterly Return: Third Quarter 1998, up 17.6%
\/ Lowest Quarterly Return:  Fourth Quarter 1998, down 15.1%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation. The returns are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Growth & Income Average and the Morningstar Large Value Average returns have been adjusted for these expenses.

---------------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                             PAST 1 YEAR    SINCE INCEPTION


   New England Value Fund: Class Y (inception 3/31/94)                       7.4%             18.5%
        Russell 1000 Value Index                                            15.6%             23.0%
        Lipper Growth & Income Average                                      15.6%             20.3%
        Morningstar Large Value Average                                     12.3%             19.6%
---------------------------------------------------------------------------------------------------------------------------


For actual past expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         --------- ------ ------
                                                    High             X
                                                         --------- ------ ------
                                                    Mod.    X               X
                                                         --------- ------ ------
                                                    Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND EQUITY INCOME FUND

Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Peter B. Ramsden and Tom A. Kolefas
Category:    All-Cap Equity

INVESTMENT GOAL

The Fund seeks current income and capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in dividend-paying common or preferred stocks.

Loomis Sayles uses a highly disciplined research methodology and a value-based stock selection process to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

x discounted price compared to its current value x favorable earnings growth potential x below-average price-to-earnings ratios x dividend yield greater than that of the Standard & Poor's Composite Index of
   500 Stocks ("S&P 500")
x  positive cash flows
x  strong internal management

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with proprietary investment research to form a universe of 1,800 companies. This research consists of broad, in-depth coverage including regular contact with company management, near and long-term projections on company fundamentals and evaluations of financial strength.

o Next, Loomis Sayles places each company through a series of quantitative valuation and financial strength screens that creates what it believes to be an "advantaged universe" of 150 to 200 stocks. These screens attempt to identify undervalued companies with above-average financial and operating strength.

o Loomis Sayles then narrows this universe to between 60 and 75 stocks using a subjective measure of each company to identify stocks with a significant "valuation gap." This gap is the difference between the market's perception of a stock's value and its underlying fundamental value, supported by asset values, earnings and cash flow streams. This list is then further scrutinized to identify companies whose management is working actively to close this gap.

o The final result of this process is a diversified portfolio of 30 to 40 stocks. The Fund will not place more than 15% of its assets in any one industry.

o Loomis Sayles will sell a stock when its earnings yield falls below the market average, or if its fundamental outlook is deteriorating. When a security underperforms the market by 15% or more within three months of purchase, it is reviewed for possible sale.

The Fund may also invest in:

o  Non-dividend paying stocks.

o  Foreign securities.

o  When-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS


EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger more established companies, which could adversely affect the value of the portfolio.


FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Equity Income Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1996                26.6%
                            1997                22.6%
                            1998                 2.7%

/\ Highest Quarterly Return: Second Quarter 1997, up 11.7%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 13.1%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Equity Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not directly invest in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Equity Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

---------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                            PAST 1 YEAR   SINCE INCEPTION


   New England Equity Income Fund: Class A (inception 11/28/95)            -3.2%           15.3%
        S&P 500                                                            28.5%           28.1%
        Lipper Equity Income Average (calculated from 11/30/95)            10.9%           18.9%
        Morningstar Large Value Average (calculated from 11/30/95)         12.3%           19.9%

   New England Equity Income Fund: Class B (inception 9/15/97)             -3.0%            1.3%
        S&P 500                                                            28.5%           27.2%
        Lipper Equity Income Average (calculated from 9/30/97)             10.9%           10.6%
        Morningstar Large Value Average (calculated from 9/30/97)          12.3%           10.3%

   New England Equity Income Fund: Class C (inception 9/15/97)              1.0%            4.5%
        S&P 500                                                            28.5%           27.2%
        Lipper Equity Income Average (calculated from 9/30/97)             10.9%           10.6%
        Morningstar Large Value Average (calculated from 9/30/97)          12.3%           10.3%
---------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled, "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         --------- ------ ------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low      X        X


[graphic omitted] GOALS, STRATEGIES & RISKS
                  NEW ENGLAND STAR SMALL CAP FUND


ADVISER:      New England Funds Management, L.P. ("NEFM")
SUBADVISERS:  Harris Associates L.P. ("Harris Associates")
              Loomis, Sayles & Company, L.P. ("Loomis Sayles")
              RS Investment Management, L.P.
              ("RS Investment Management")
              Montgomery Asset Management, LLC ("Montgomery")
CATEGORY:     Small-Cap Equity


INVESTMENT GOAL

The Fund seeks capital appreciation.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

The Fund seeks to attain its goal by investing primarily in equity securities of small capitalization companies. The Fund's potential investment universe includes companies whose total market capitalization, at the time of purchase, falls within the range of the Russell 2000 Index. The Fund may, however, invest in companies with larger capitalizations.

NEFM allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in equity securities, it may also:


o Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower-quality debt securities.

o  Invest in convertible preferred stock and convertible debt securities.

o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality fixed-income securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. Such positions may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and higher levels of taxable capital gains, which may lower your return.


o  Invest in real estate investment trusts (REITs).

o  Enter into options, futures and currency hedging transactions.

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Small Cap Fund - More On Investment Strategies."


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).


PRINCIPAL INVESTMENT RISKS OF THE STAR SMALL CAP FUND


EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which may adversely affect the value of the portfolio.


FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Star Small Cap Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The return for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1997                27.0%
                            1998                 2.1%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 25.9%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 22.9%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company common stocks. The returns are also compared to the Lipper Small Cap Fund and Morningstar Small Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund, as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Small Cap Fund and Morningstar Small Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.


------------------------------------------------------------------------------------- *The inception date of the Fund's
   AVERAGE ANNUAL TOTAL RETURNS                                                       Class A, B and C shares is
   (for the periods ended December 31, 1998)      PAST 1 YEAR    SINCE INCEPTION*     December 31, 1996.


   New England Star Small Cap Fund: Class A          -3.8%            10.5%
   New England Star Small Cap Fund: Class B          -3.7%            11.2%
   New England Star Small Cap Fund: Class C           0.3%            13.0%
        Russell 2000 Index                           -2.5%             9.2%
        Lipper Small Cap Fund Average                -0.3%             9.6%
        Morningstar Small Growth Average              4.8%            10.8%
-------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
STAR SMALL CAP FUND -
MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based upon its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long term capital growth and therefore it uses this philosophy to identify companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:


           x Discounted share price compared to "true business value"
          x Positive free cash flow     x Competitive return on equity
   x High level of insider ownership     x Favorable earnings growth potential


In making investment decisions for its segment of the Fund, Harris Associates generally employs the following methods:


o Harris Associates uses a fundamental bottom-up investment approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris' standards of quality and value.
o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.
o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.
o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are repeatedly adjusted to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for its segment of the Fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.


LOOMIS SAYLES

Under normal market conditions, Loomis Sayles will invest at least 65% of its segment's total assets in equity securities of companies with market capitalizations that, at the time of purchase fall within the capitalization range of those companies constituting the Russell 2000 Index. Loomis Sayles may also invest up to 35% of its assets in companies with larger capitalization levels.

This segment of the Star Small Cap Fund focuses on rapidly growing companies which Loomis Sayles believes have the potential for strong revenue growth, rising profit margins and accelerating earnings growth. The stock selection process uses a bottom-up approach that Loomis Sayles believes emphasizes companies which possess the best growth prospects. Loomis Sayles uses this approach to identify companies with the following characteristics, although not all of the companies selected will have these attributes:

           x New and/or distinctive products, technologies or services

        x Expected growth of at least 20% per year driven by strong sales and improving profitability

     x Strong, experienced management with the vision and the capability to grow a large, profitable organization

In making investment decisions, Loomis Sayles generally employs the following methods:

o It begins with a universe of approximately 3,000 companies that generally fall within the market capitalization range of those companies constituting the Russell 2000 Index.


o Next, the portfolio managers with the assistance and guidance of the Loomis Sayles' analysts evaluate this universe through screening techniques to determine which companies appear to offer the best earnings growth prospects.


o Once Loomis Sayles determines that a company may have the potential for earnings growth and rising profitability, it considers that company's stock for purchase. This process includes analysis of the company's income statements and balance sheets, an assessment of the quality of its management team as well as the company's competitive position.

o Out of the remaining candidates, Loomis Sayles builds a diversified portfolio of small cap growth securities. The portfolio's holdings are generally equally weighted, although under certain circumstances such as low liquidity or lack of near term earnings prospects, positions will be reduced. Under normal market conditions, the portfolio remains fully invested with less than 5% of its assets held as cash.

o Investments are continuously monitored by the Loomis Sayles small cap growth team. Any erosion in the fundamental characteristics of portfolio holdings may result in the sale of that security. Additionally, securities are sold when they are no longer deemed to be small cap - typically when the market capitalization of the company exceeds $2 billion. Finally, stocks may be sold if a better opportunity is identified by the portfolio managers.


RS INVESTMENT MANAGEMENT

RS Investment Management pursues the Fund's objective by selecting securities for its segment based on a flexible, research driven, bottom-up approach to value recognition and trend analysis. Stock selection focuses on growth that is expected to drive earnings and valuations higher over the one to three year time horizon. The catalysts that spur growth in these small companies may consist of:

               x A new product launch     x A new management team

      x Expansion into new markets     x Realization of undervalued assets


In making investment decisions, RS Investment Management generally employs the following methods:

o First, RS Investment Management begins with a broad universe of companies which it believes possess the prospect for superior long-term growth.
o It identifies this initial universe of potential investments by conducting proprietary, fundamental research, focusing on a company's level of available cash, its existing cash flow rate, its price-to-earnings ratio and the company's expected return on capital.
o Next, RS Investment Management evaluates the company's management teams to identify how they allocate the company's capital as well as to discern the sources and management's intended use of cash.
o RS Investment Management will then consider the current stock price relative to its future price projections. Only after this thorough analysis has been made will RS Investment Management make a decision to buy a particular stock.
o RS Investment Management considers selling or initiating the sell process when
        -  A stock has reached the price objective set by RS Investment
           Management;
        - A stock declines 15% from the original purchase price. If this occurs, RS Investment Management will generally sell a portion of the position and reevaluate the company to ensure that a growth catalyst remains.

        - Negative fundamental changes occur relating to management, product definition or economic environment.

        -  More attractive opportunities are identified.

MONTGOMERY

Montgomery seeks capital appreciation by investing in growth-oriented U.S. small capitalization companies whose stock price appears to be undervalued relative to their growth potential. Potential investments are rigorously analyzed and subjected to the following three steps of its investment process:

        x Quantitative screen identifying growth-oriented companies with improving business fundamentals

     x Fundamental analysis to determine the long-term sustainability of the company's growth characteristics

       x Valuation to ensure that the company's growth prospects have not yet been discovered by the market

In making investment decisions, Montgomery generally employs the following methods:

o First, it uses a quantitative screen to identify growth oriented companies. This screening process provides the means for narrowing a very large universe of companies to a smaller universe of companies which display the characteristics that Montgomery desires. Montgomery begins with a database of over 2,000 companies which is continuously updated with the most current financial information on such companies. After identifying those companies with the market capitalizations desired (generally less than $1.5 billion), Montgomery's proprietary interface allows it to quickly visualize changes in revenue and earnings growth and generate a research pipeline of companies that appear to have improving business fundamentals.
o Once those companies displaying desirable quantitative characteristics are identified, Montgomery performs fundamental analysis to validate the nature and sustainability of the observed trends in revenues and earnings.
o Montgomery uses several valuation measures for those companies that pass both the quantitative screen and the qualitative analysis. Montgomery compares each company's price-to-earnings ratio to its earnings-per-share growth rate. It invests in companies selling at substantial discounts to their earnings growth rates and sells its investments in companies trading at a premium to their earnings growth rates. Montgomery also compares each company's price-to-earnings, price-to-sales and price-to-cash flow ratios to its industry group. Each investment selected by Montgomery must be inexpensive versus its internal growth rate on an absolute basis and relative to its peer group.
o Investments are continuously monitored by analysts and portfolio managers. The analysts along with portfolio managers will evaluate the companies to determine whether they continue to possess the fundamental characteristics for growth which made them a candidate for purchase originally.
o Montgomery will sell a stock when its return objective has been achieved and the stock is no longer attractive on a valuation basis. Earnings disappointments, fundamental outlook deterioration and more appealing investment opportunities also trigger sell decisions.

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low      X        X

GOALS, STRATEGIES & RISKS
NEW ENGLAND STAR ADVISERS FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadvisers: Harris Associates L.P. ("Harris Associates")
             Loomis, Sayles & Company, L.P. ("Loomis Sayles")
             Janus Capital Corporation ("Janus")
             Founders Asset Management LLC ("Founders")
Category:    All-Cap Equity                             Ticker Symbol:   CLASS Y
                                                                         -------
                                                                         NESYX
INVESTMENT GOAL


The Fund seeks long term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. NEFM allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in equity securities, it may also:

o Hold securities of foreign issuers traded over the counter or on foreign exchanges, including securities in emerging markets.


o Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

o  Invest in real estate investment trusts ("REITs").

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and higher levels of taxable capital gains, which may lower your return.

o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.


o  Invest in convertible preferred stock and convertible debt securities.

o Enter into options, futures, swap contracts and currency hedging transactions.

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Advisers Fund - More On Investment Strategies."


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).


PRINCIPAL INVESTMENT RISKS OF THE STAR ADVISERS FUND


EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which may adversely affect the value of the portfolio.


FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Star Advisers Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

[Graphic Omitted]        [Total Return for Class Y Shares]


                            1995                34.8%
                            1996                19.6%
                            1997                20.5%
                            1998                19.6%


/\ Highest Quarterly Return: Fourth Quarter 1998, up 20.7%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 13.2%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. The returns are also compared to the Lipper Growth Fund and Morningstar Mid Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Growth Fund Average and Morningstar Mid Cap Growth Average returns have been adjusted for these expenses.

----------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                                  PAST 1 YEAR    SINCE INCEPTION


   New England Star Advisers Fund: Class Y (inception 11/15/94)                  19.6%           22.0%
        S&P 500                                                                  28.5%           29.2%
        Lipper Growth Fund Average (calculated from 11/30/94)                    22.9%           24.0%
        Morningstar Mid Cap Growth Average (calculated from 11/30/94)            18.0%           20.9%
----------------------------------------------------------------------------------------------------------------


For the actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
STAR ADVISERS FUND -
MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES

The segment of the Star Advisers Fund managed by Harris Associates will invest primarily in common stock of large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value."

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based upon its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long term capital growth and therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:


           x Discounted share price compared to "true business value"

          x Positive free cash flow     x Competitive return on equity

   x High level of insider ownership     x Favorable earnings growth potential


In making investment decisions, Harris Associates generally employs the following methods:


o Harris Associates uses a fundamental bottom-up investment approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris' standards of quality and value.
o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.
o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.
o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are adjusted periodically to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for this segment of the Fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.


LOOMIS SAYLES

The segment of the Star Advisers Fund subadvised by Loomis Sayles will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalization of those companies constituting the Russell 2000 Index. Loomis Sayles may also invest up to 35% of its segment of the Fund's assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing both undervalued securities and securities with significant growth potential. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics relative to those companies constituting the Russell 2000 Index:


        x Above average growth rates     x Higher than average cash flows

            x Low price-to-earnings ratio     x Strong balance sheets


Loomis Sayles will build a core portfolio of companies which in its opinion possess the attributes set forth above. It will also invest a smaller portion of the segment's assets in companies which it believes are undergoing a "special situation" or turnaround. These types of companies may have experienced significant business problems but, in the opinion of Loomis Sayles, are believed to have favorable prospects for recovery.

In making investment decisions, Loomis Sayles generally employs the following methods:

o It begins with a universe of approximately 3,000 companies, identified through the intensive research of Loomis Sayles analysts. This research consists of broad, in-depth coverage, including regular contact with company management, near and long-term projections of company fundamentals and evaluations of potential earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2000 Index.

o Next, the portfolio managers with the assistance and guidance of the Loomis Sayles analysts put the companies through several screens to determine which companies provide the best earnings growth potential while at the same time appear to be the most undervalued by the market relative to the Russell 2000 Index.

o Out of the remaining candidates, Loomis Sayles builds a diversified portfolio across many economic sectors so that the portfolio is protected against the inherent volatility of small capitalization companies.

o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies as to whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

o Loomis Sayles will sell a position when earnings growth falls below the market average, when the fundamental outlook is deteriorating or when other more favorable opportunities arise.

JANUS

The segment of the Star Advisers Fund managed by Janus will invest substantially all of its assets in common stocks of companies in the U.S. and foreign (including emerging) markets. Janus takes a bottom-up approach in managing its segment of the Fund which means that it seeks to identify individual companies with good earnings growth potential that may not be recognized by the market at large. Although themes may emerge, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for this segment of the Fund. Generally, Janus seeks companies which, in Janus' opinion, possess the following attributes:

             x Strong competitive position in a particular industry

                x Secure current and expected financial position

                      x Proven and capable management teams

       x Attractive valuations relative to growth prospects and peer group

           x High return on equity     x Special situation or catalyst

In making investment decisions, Janus employs the following methods:

o Janus's analysis and selection process focuses on stocks that, in its opinion, possess earnings growth potential that may not be recognized in by the market.
o Janus does not focus on particular market capitalization. The companies it selects to include in its segment may be of any size, including large, well-established companies as well as medium and smaller emerging growth companies.
o During its selection process, Janus may also look for "special situation" companies. A special situation may include significant changes in a company's allocation of existing capital, a restructuring of assets or a redirection of free cash flows. Special situations may also exist where there is a change in a company's management or business strategy.
o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for purchase originally.
o Janus will generally sell a position when earnings growth falls below the market average, the fundamental outlook is deteriorating or when other more appealing investment opportunities arise.

FOUNDERS

The segment of the Star Advisers Fund managed by Founders will invest substantially all of its assets in common stocks of companies established in the U.S. This segment of the Fund will invest primarily in stocks of established large and mid capitalization companies (i.e. companies with at least $1.0 billion of market capitalization). The Founders approach to investment management emphasizes fundamental financial, marketing and operating characteristics of individual companies. As managers with a bottom-up focus, Founders seeks investments one company at a time, searching for individual companies that in its opinion demonstrate the best potential for significant earnings growth. Founders seeks stocks that generally possess the following characteristics:

            x Demonstrated, consistent above average earnings growth

              x Strong and growing brands     x Recurring revenues

                         x Unique or proprietary product

            x Ability to capitalize on its industry's inefficiencies

                  x Leading company exploiting societal trends

                        x Above average return on capital

    x Seasoned and respected management     x Willingness to buy back shares

           x Priced at or below Founders' view of the company's worth

In making investment decisions, Founders employs the following methods:

o Founders identifies those companies that in its opinion demonstrate the characteristics described above. The ultimate decision to purchase a security results from a thorough assessment of all the information deemed relevant at the time of investment.
o Founders takes a long-term perspective on investing and places less emphasis on short-term fluctuations in a company's stock price.
o Founders analysts and portfolio managers monitor existing positions and research new companies to determine whether they meet the above stated criteria which may include contacting management, competitors and affiliated entities directly.
o Founders will consider selling a position when the quality of earnings deteriorate, the original rationale for owning the company no longer applies, key management departs or if the stock price is excessive relative to Founders' estimate of its inherent worth.

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low      X        X

GOALS, STRATEGIES & RISKS
NEW ENGLAND STAR WORLDWIDE FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadvisers: Harris Associates L.P. ("Harris Associates")
             Janus Capital Corporation ("Janus")
             Founders Asset Management, LLC ("Founders")
             Montgomery Asset Management LLC ("Montgomery")
Category:    All-Cap Equity


INVESTMENT GOAL

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is a global mutual fund, which means that it will seek to invest in equity securities traded on foreign stock markets as well as the markets of the United States. Foreign markets represent two-thirds of the value of all stocks traded in the world and offer opportunities for investment in addition to those found in the United States. Foreign markets may be located in large developed countries such as Great Britain or in smaller, developing markets like Singapore.

NEFM allocates capital invested in the Fund equally among its five segments which are managed by the four subadvisers listed above. Each subadviser manages its segment or segments of the Fund's assets in accordance with its own investment style and strategy.

Aside from investing primarily in equity securities of foreign and domestic companies, the Fund may:

o  Enter into options, futures, swap contracts and currency hedging transactions

o Invest up to 35% of its assets in fixed-income securities, including government bonds and lower-quality debt securities.

o  Invest in convertible preferred stock and convertible debt securities


o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. Such positions may prevent the Fund from achieving its goal.


o  Invest in real estate investment trusts ("REITs")

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Worldwide Fund - More On Investment Strategies."


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).


PRINCIPAL INVESTMENT RISKS OF THE FUND

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger more established companies, which may adversely affect the value of the portfolio.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a securities value as a result of changes in interest rate. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Star Worldwide Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1996                16.7%
                            1997                12.7%
                            1998                 4.0%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 17.0%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 16.9%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Morgan Stanley Capital International World Index ("MSCI World Index"), an unmanaged index of stocks throughout the world. The returns are also compared to the Lipper Global Fund and Morningstar World Stock Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The MSCI World Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Global Fund Average and Morningstar Worldstock Average returns have been adjusted for these fees but do not reflect sales charges.


------------------------------------------------------------------------------------ *The inception date of the
   AVERAGE ANNUAL TOTAL RETURNS                                                       Fund's Class A, B and C
   (for the periods ended December 31, 1998)       PAST 1 YEAR  SINCE INCEPTION*      shares is December 29, 1995.


   New England Star Worldwide Fund: Class A            -2.0%          8.8%
   New England Star Worldwide Fund: Class B            -1.7%          9.3%
   New England Star Worldwide Fund: Class C             2.3%         10.2%
   MSCI World Index                                    24.8%         18.2%
   Lipper Global Fund Average                          14.5%         14.7%
   Morningstar World Stock Average                     11.6%         12.8%
------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
STAR WORLDWIDE FUND -
MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES - U.S. SEGMENT

The U.S. segment of the Star Worldwide Fund subadvised by Harris Associates will primarily invest in common stock of large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value."

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based on its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long term capital growth and therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:


           x Discounted share price compared to "true business value"

          x Positive free cash flow     x Competitive return on equity

   x High level of insider ownership     x Favorable earnings growth potential


In making investment decisions, Harris Associates generally employs the following methods:

o Harris Associates uses a fundamental bottom-up approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris'standards of quality and value.
o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.
o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.
o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are adjusted periodically to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for this segment of the fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.

HARRIS ASSOCIATES - INTERNATIONAL SEGMENT

In managing its international segment of the Fund, Harris Associates generally employs the same screening techniques that it uses for its U.S. segment; however, due to the inherent risks associated with investing in foreign securities, Harris Associates evaluates:


  x The relative political and economic stability of the issuer's home country

                    x The ownership structure of the company

                      x The company's accounting practices


This segment of the Fund may invest in securities traded in both developed and emerging markets. There are no limits to this segment's geographic asset distribution, but to provide adequate diversification, this segment of the Fund will generally be invested in at least five countries outside the United States.

JANUS

The segment of the Star Worldwide Fund managed by Janus will invest substantially all of its assets in common stocks of companies in the U.S. and foreign (including emerging) markets. Janus takes a bottom-up approach in managing its segment of the Fund. Though certain trends may emerge, it seeks to identify individual companies with good earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector or other similarly defined selection parameters. Realization of income is not a significant investment consideration for this segment of the Fund. Generally, Janus seeks companies which, in Janus' opinion, possess the following attributes:

             x Strong competitive position in a particular industry

                x Secure current and expected financial position

                      x Proven and capable management teams

       x Attractive valuations relative to growth prospects and peer group

           x High return on equity     x Special situation or catalyst

In making investment decisions, Janus employs the following methods:

o Janus identifies those companies that in its opinion have the potential to maintain above average earnings growth over the near and long term. These companies may be of any size including small emerging growth companies as well as larger more established companies.
o After these companies are identified, Janus' broad in-depth research process focuses on each company's near and long-term projections on its fundamentals as well as evaluations of current and potential earnings growth.
o During the research process, Janus may also look for "special situation" companies. A special situation may include significant changes in a company's allocation of its existing capital, a restructuring of its assets, or a redirection of its free cash flows. Special situations may also exist where there is a change in management or business strategy.
o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for purchase in the first place.
o Janus will generally sell a position when earnings growth falls below the market average, the fundamental outlook is deteriorating or other more appealing investment opportunities arise.

FOUNDERS

Founders' segment of the Star Worldwide Fund may invest in both small and established growth companies, in both emerging and established markets throughout the world. Founders' approach to investment management emphasizes fundamental financial, marketing and operating characteristics of individual companies. As managers with a bottom-up focus, Founders seeks investments one company at a time, searching for individual companies that in its opinion demonstrate the best potential for significant growth. Founders seeks stocks that generally possess the following characteristics:

             x Strong competitive position in a particular industry

                      x Proven and capable management teams

    x Revenues and earnings growth greater than industry and country averages

                            x Attractive valuations

In making investment decisions, Founders employs the following methods:

o Founders identifies those companies that in its opinion demonstrate the characteristics described above. The ultimate decision to purchase a security results from a thorough assessment of all the information deemed relevant at the time of investment.

o Founders takes a long-term perspective on investing and places less emphasis on short-term fluctuations in a company's stock prices.

o Founders' analysts and portfolio managers monitor existing positions and research new cocmpanies to determine whether they meet the above stated criteria.

o Founders will consider selling a position when earnings growth falls below the market average, the fundamental outlook is deteriorating, other more appealing investment opportunities arise, the original rationale for owning the company no longer applies, key management departs or if the stock price is excessive relative to Founders' estiate of its inherent worth.

GOALS, STRATEGIES & RISKS
STAR WORLDWIDE FUND -
MORE ON INVESTMENT STRATEGIES
MONTGOMERY

Montgomery will invest at least 65% of its segment of the Fund in equity securities of companies of any size located throughout the world. This global equities investment strategy employs a bottom-up selection process complemented by proprietary sector and country research. Montgomery's process is distinguished by extensive use of primary (original) research as opposed to secondary (broker) research and global sector specialization. The end result is a global equity portfolio diversified across industries and countries, designed to deliver consistent returns versus a designated benchmark.

o Primary (original) research is the foundation of Montgomery's investment process and should be distinguished from secondary (broker) research. Its team of global equity analysts' primary responsibilities are allocated on a global sector basis. Sector analysis is bottom-up in nature and supports Montgomery's specific security research. Analysts' secondary responsibilities are allocated on a country basis. Country research is a valuable complement to its bottom-up sector and specific security work, and is focused on macroeconomic and sociopolitical forces that impact markets, sectors and companies that they follow. Roughly 85% of the analysts' time is spent on specific security and sector research, 15% on country research.

o Montgomery's investment process begins with its original ideas. New ideas are generated from both primary research and strategic universe screening with the assistance of Montgomery's advanced information technology. Montgomery's goal is to identify companies that are attractive on the basis of valuation, near-term earnings/business momentum, and long-term projected earnings growth.

o A formal process to evaluate the new ideas generated from sector-level analysis and strategic universe screening results in a short list of potential investments warranting further research. All potential investments are subjected to rigorous fundamental analysis before a recommendation to buy is made.

o At Montgomery, security selection is a result of a peer review process conducted by sector/country specialists and senior portfolio management. The peer review process encourages thorough research, accountability and articulation of analysis. Value is added through earnings estimates that are different from the analysts' consensus and analysts' insight to companies' ratings within their peer groups.

o Investments are monitored continuously versus Montgomery's price objective and their respective peer groups, to identify potential deterioration in any of the fundamental reasons for purchase.

o There are four specific factors that bring about a decision to sell in Montgomery's process which include but are not limited to: premium valuation, negative business momentum, lack of management credibility, and accessibility and competitive force-out.

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                            ALL FUNDS
                                                             CLASS Y
   Maximum sales charge (load) imposed on purchases            None
   Maximum deferred sales charge (load)                        None


   Redemption fees                                             None*


* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)



                                                                                       GROWTH AND INCOME
                                              CAPITAL GROWTH FUND*    GROWTH FUND             FUND
                                                    CLASS Y             CLASS Y             CLASS Y

Management fees                                      0.75%               0.67%               0.68%
Distribution and/or service (12b-1) fees             0.00%               0.00%               0.00%
Other expenses                                       0.46%               0.20%               0.30%
Total annual fund operating expenses                 1.21%               0.87%               0.98%
Fee waiver and/or expense reimbursement              0.00%               0.00%               0.00%
Net expenses                                         1.21%               0.87%               0.98%


                                                 BALANCED FUND         VALUE FUND
                                                    CLASS Y             CLASS Y


Management fees                                      0.73%               0.72%
Distribution and/or service (12b-1) fees             0.00%               0.00%
Other expenses                                       0.17%               0.29%
Total annual fund operating expenses                 0.90%               1.01%
Fee waiver and/or expense reimbursement              0.00%               0.00%
Net expenses                                         0.90%               1.01%



                                               EQUITY INCOME FUND  STAR SMALL CAP FUND*  STAR ADVISERS FUND   STAR WORLDWIDE FUND*
                                                    CLASS Y             CLASS Y               CLASS Y             CLASS Y

Management fees                                      0.70%               1.05%                1.05%                 1.05%
Distribution and/or service (12b-1) fees             0.00%               0.00%                0.00%                 0.00%
Other expenses                                       0.97%               0.77%                0.32%                 0.79%
Total annual fund operating expenses                 1.67%               1.82%                1.37%                 1.84%
Fee waiver and/or expense reimbursement              0.42%**             0.00%                0.00%                 0.00%
Net expenses                                         1.25%               1.82%                1.37%                 1.84%

 *  Capital Growth Fund, Star Small Cap Fund and Star Worldwide Fund currently do not offer Class Y shares.

**  NEFM has given a binding undertaking to the Equity Income Fund to limit the amount of the Fund's total fund operating expenses to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking will be in effect for the life of this Prospectus.


EXAMPLE

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                         CAPITAL GROWTH FUND                      GROWTH FUND
                               CLASS Y                              CLASS Y

1 year                         $  123                               $   89

3 years                        $  384                               $  278

5 years                        $  665                               $  482

10 years                       $1,466                               $1,073



                        GROWTH AND INCOME FUND                  BALANCED FUND                          VALUE FUND
                               CLASS Y                             CLASS Y                               CLASS Y
1 year                         $  100                               $   92                               $  103

3 years                        $  312                               $  287                               $  322

5 years                        $  542                               $  498                               $  558

10 years                       $1,201                               $1,108                               $1,236



                         EQUITY INCOME FUND
                               CLASS Y
1 year                         $  127

3 years                        $  397

5 years                        $  686

10 years                       $1,511



                         STAR SMALL CAP FUND                  STAR ADVISERS FUND                   STAR WORLDWIDE FUND
                               CLASS Y                             CLASS Y                               CLASS Y
1 year                         $  185                              $  139                                $  187

3 years                        $  573                              $  434                                $  579

5 years                        $  985                              $  750                                $  995

10 years                       $2,137                              $1,646                                $2,159

MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.


RISK OF SMALL CAPITALIZATION COMPANIES (Capital Growth, Equity Income, Star Advisers, Star Small Cap and Star Worldwide Funds) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.


MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.


CURRENCY RISK (All Funds except Capital Growth Fund) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK (Star Advisers, Star Small Cap and Star Worldwide Funds) The risk associated with developing securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.


LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund. These types of risks may apply to restricted securites, Section 4(2) Commercial Paper or Rule 144A securities.

CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Balanced, Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK (Balanced, Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.


EURO CONVERSION (All Funds except Capital Growth Fund) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

MANAGEMENT TEAM
MEET THE FUNDS' INVESTMENT ADVISERS
 AND SUBADVISERS


The New England Funds family includes 23 mutual funds with a total of over $7 billion in assets under management as of March 31, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers Class Y shares of New England Stock Funds and New England Star Funds (the "Funds" or each a "Fund"), which along with New England Bond Funds and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."


NEW ENGLAND FUNDS MANAGEMENT, L.P.


NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each Fund except Growth Fund (for which CGM serves as adviser). NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund except Growth Fund. It also provides general business management and administration to the Funds. NEFM does not determine what investments will be purchased by the Funds. The subadvisers listed below and CGM make the investment decisions for their respective Fund.

The combined advisory and subadvisory fees paid by each Fund (except Growth
Fund) in 1998 as a percentage of each Fund's average daily net assets were 0.75% for Capital Growth Fund, 0.68% for Growth and Income Fund, 0.72% for Value Fund, 0.70% for Equity Income Fund, 0.73% for Balanced Fund, 1.05% for Star Advisers Fund, 1.05% for Star Small Cap Fund and 1.05% for Star Worldwide Fund.


SUBADVISERS OF STOCK FUNDS


LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to VALUE, BALANCED and EQUITY INCOME Funds. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to GROWTH AND INCOME Fund and CAPITAL GROWTH Fund. Westpeak is a subsidiary of Nvest Companies. Founded in 1991, Westpeak manages over $6 billion in assets for mutual funds and other institutional clients, including accounts of New England Financial.


CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP (ADVISER)


CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to GROWTH FUND since CGM's inception in 1989. It also serves as investment adviser to six additional mutual funds and various institutional investors. CGM is an affiliate of Nvest Companies and has grown to manage over $8 billion in assets. In 1998, Growth Fund paid 0.67% of its average net assets to CGM in advisory fees.


SUBADVISERS OF STAR FUNDS


HARRIS ASSOCIATES, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to segments of the Star Advisers, Star Worldwide and Star Small Cap Funds. Harris Associates, a subsidiary of Nvest Companies, manages over $17 billion in assets, and, together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts, 02111, serves as subadviser to segments of the Star Advisers Fund and Star Small Cap Fund. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles, a subsidiary of Nvest Companies, is well known for its professional research staff, which is one of the largest in the industry.

FOUNDERS, located at 2930 East Third Avenue, Denver, Colorado 80206, serves as a subadviser to segments of the Star Advisers and Star Worldwide Funds. Founders and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. Founders is a 90%-owned subsidiary of Mellon Bank, N.A., with the remaining 10% held by certain Founders executives and portfolio managers. Mellon Bank, N.A. is a wholly owned subsidiary of Mellon Bank Corporation, a publicly owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.


JANUS CAPITAL, located at 100 Fillmore Street, Denver, Colorado 80206, serves as a subadviser to segments of the Star Advisers and Star Worldwide Funds. Janus Capital has managed mutual funds since 1970 and also advises individual, corporate, charitable and retirement accounts. Kansas City Southern Industries Inc., ("KCSI") a publicly traded holding company, owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Baily, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

MONTGOMERY, located at 101 California Street, San Francisco, California 94111, serves as subadviser to the Star Small Cap Fund and Star Worldwide Fund. Montgomery was formed in 1990 and advises institutional separate accounts as well as a family of no-load mutual funds. Montgomery is a subsidiary of Commerzbank AG, a German commercial bank.


RS INVESTMENT MANAGEMENT, located at 555 California Street, San Francisco, California 94104, serves as subadviser to a segment of the Star Small Cap Fund (formerly, Robertson, Stephens & Company Investment Management, L.P.). RS Investment Management was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. Inc. and its subsidiary, RS Investment Management from BankAmerica Corporation. The Fund's Board of Trustees approved the continuation of the Fund's arrangement with RS Investment Management following consummation of the transaction.


SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, a Fund's subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM or the subadvisers. In placing such trades the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such Fund trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MANAGEMENT TEAM
MEET THE FUNDS' PORTFOLIO MANAGERS


G. KENNETH HEEBNER
G. Kenneth Heebner has managed GROWTH FUND since 1976. In 1989, Mr. Heebner co-founded and is currently senior portfolio manager of CGM. He is also a Chartered Financial Analyst. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School, and is a highly regarded 34 year veteran of the investment industry.

TOM A. KOLEFAS
Tom Kolefas has co-managed EQUITY INCOME FUND since May 1996. Mr. Kolefas, Vice President of Loomis Sayles, joined the company in 1996. Previously, he was a director and portfolio manager at MacKay Shields Financial. He is also a Chartered Financial Analyst. Mr. Kolefas received a B.S. from the Cooper Union School of Engineering and an M.B.A. from New York University School of Business and has over 14 years of investment experience.

GERALD H. SCRIVER
Gerald Scriver has managed GROWTH AND INCOME FUND since May 1995 and CAPITAL GROWTH FUND since February 1998. Mr. Scriver is the founder, President and Chief Executive Officer of Westpeak Investment Advisors. Mr Scriver is a graduate of the State University of N.Y. at Buffalo and has over 33 years of investment experience.

LAURIANN KLOPPENBURG
Lauriann Kloppenburg has co-managed VALUE FUND since August 1998. Ms. Kloppenburg is Vice President and Director of Equity Research at Loomis Sayles. She is also a Chartered Financial Analyst. Ms. Kloppenburg received her B.A. from Wellesley College and has over 16 years of investment experience.

PETER B. RAMSDEN
Peter Ramsden has co-managed EQUITY INCOME FUND since November 1995. Mr. Ramsden, Vice President of Loomis Sayles, joined the company in 1991. He is also a Charted Financial Analyst. Mr. Ramsden earned his B.A. from Dartmouth College and his M.B.A. from the University of Michigan and has over 10 years of investment experience.

JEFFREY W. WARDLOW
Jeffrey Wardlow has co-managed VALUE FUND since August 1998 and the equity portion of BALANCED FUND since August 1998. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow received both his B.B.A. and his M.B.A. from Michigan State University and has over 16 years of investment experience.

MERI ANNE BECK
Meri Anne Beck has co-managed the fixed-income portion of BALANCED FUND since 1990. Ms. Beck, Vice President of Loomis Sayles, joined the company in 1986. Ms. Beck received her B.S./B.A. from the University of Redlands and her M.B.A. from Pepperdine University and has over 28 years of investment experience.

JOHN HYLL
John Hyll has co-managed the fixed-income portion of BALANCED FUND since 1994. Mr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 15 years of investment experience.

BARR SEGAL
Barr Segal has co-managed the fixed-income portion of BALANCED FUND since 1996. Mr. Segal, Vice President of Loomis Sayles, joined the company in 1996. Prior to joining Loomis Sayles, he was a Senior Portfolio Manager at TCW Group. Mr. Segal is also a Chartered Financial Analyst. He received his B.A. from Queens College, CUNY, an M.S. from University of Illinois Urbana, and an M.B.A. from Stanford University and has over 15 years of investment experience.

GREGG WATKINS
Gregg Watkins has co-managed the equity portion of BALANCED FUND since August 1998. Mr. Watkins, Vice President of Loomis Sayles, joined the company in 1991. He is also a Chartered Financial Analyst. Mr. Watkins received his B.A. from Yale University and his M.B.A. from Wayne State University and has over 14 years of investment experience.

STAR SMALL CAP FUND

CHRISTOPHER R. ELY
Mr. Ely has managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. Mr. Ely, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 20 years of investment management experience.

PHILIP C. FINE
Dr. Fine has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. Dr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 11 years of investment management experience.

DAVID L. SMITH
Mr. Smith has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. Mr. Smith, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 13 years of investment management experience.

STEVEN J. REID
Mr. Reid has served as portfolio manager of the Harris Associates segment of the Star Small Cap Fund since its inception in December 1996. Mr. Reid has also managed the Oakmark Small Cap Fund since its inception in November 1995. Mr. Reid, Vice President of Harris Associates, joined the firm in 1980. Mr. Reid is a Chartered Financial Analyst. He holds a B.A. from Roosevelt University. He has 12 years of investment experience.

KATHRYN PETERS
Ms. Peters has served as portfolio manager of Montgomery's segment of the Star Small Cap Fund since March 1999. She also manages the Montgomery U.S. Emerging Growth Fund. Ms. Peters, Portfolio Manager and Principal of Montgomery, joined the firm in January 1995. Prior to joining Montgomery she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette. Ms. Peters is a graduate of Boston College and holds an M.B.A. from Harvard University. She has 12 years of investment management experience.

JOHN L. WALLACE
Mr. Wallace has been portfolio manager of the RS Investment Management segment of the Star Small Cap Fund since its inception in December 1996. He also serves as portfolio manager to the RS Growth & Income Fund as well as the RS Diversified Growth Fund. Mr. Wallace, Vice President of RS Investment Management, joined the firm in 1995. Prior to joining RS Investment Management, Mr. Wallace managed over $4 billion in assets at Oppenheimer as portfolio manager of Main Street Income & Growth Fund and Total Return Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University. He has 18 years of investment experience.

JOHN H. SEABERN
Mr. Seabern has served as co-portfolio manager for the RS Investment Management segment of the Star Small Cap Fund since October 1997. Mr. Seabern, Vice President of RS Investment Management, joined the firm in 1993. He is also co-manager of the RS Diversified Growth Fund. Prior to joining RS Investment Management, he served as a performance analyst at Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. degree in finance from the University of Colorado and has 8 years of investment management experience.

STAR ADVISERS FUND

ROBERT J. SANBORN
Mr. Sanborn has managed the Harris Associates segment of the Star Advisers Fund since June 1997 and Harris Associates domestic segment of the Star Worldwide Fund since its inception in December 1995. He also has managed the Oakmark Fund since its inception in August 1991. Mr. Sanborn, Vice President of Harris Associates, joined the firm in 1988. He is also a Chartered Financial Analyst. He received an M.B.A. from the University of Chicago, his B.A. from Dartmouth College, and has 15 years of investment experience.

THOMAS M. ARRINGTON
Thomas M. Arrington has co-managed the Founders segment of the Star Advisers Fund since December 1998. Mr. Arrington, Vice President of Investments of Founders, joined the company in 1998. Prior to joining Founders, he was Vice President and Director of Income Equity Strategy at HighMark Capital Management. Mr. Arrington is a Chartered Financial Analyst and also co-manages the Founders Growth Fund. He received a bachelor's degree in economics from the University of California, Los Angeles and an M.B.A. from San Francisco State University. He has 8 years of investment management experience.

SCOTT A. CHAPMAN
Scott A. Chapman has co-managed the Founders segment of the Star Advisers Fund since January 1998. Mr. Chapman, Vice President of Investments of Founders, joined the company in 1998. Before joining Founders, he was Vice President and Director of Growth Strategy at HighMark Capital. He is a Chartered Financial Analyst and also manages the Founders Growth Fund. Mr. Chapman received an M.B.A. from Golden State University and a B.S. from Santa Clara University. He has more than 10 years of investment experience.

MARY C. CHAMPAGNE
Mary C. Champagne has co-managed the Loomis Sayles segment of the Star Advisers Fund since 1995. Ms. Champagne, Vice President of Loomis Sayles, joined the firm in 1993. She is also co-manager of the Loomis Sayles Small Cap Value Fund. She is a Chartered Financial Analyst and a member of the Detroit Financial Analyst Society. She graduated from Michigan State University where she also earned her M.B.A. She has 18 years of investment experience.

JEFFREY C. PETHERICK
Mr. Petherick has co-managed the Loomis Sayles segment of the Star Advisers Fund since its inception in July 1994. Mr. Petherick, Vice President of Loomis Sayles, joined the firm in 1990. He is also co-manager of the Loomis Sayles Small Cap Value Fund. He is a Chartered Financial Analyst and Chartered Investment Counselor. Mr. Petherick graduated from Albion College and earned an M.B.A. from the University of Michigan. He has 14 years of investment management experience.

WARREN B. LAMMERT
Warren B. Lammert has served as portfolio manager for the Janus segment of the Star Advisers Fund since its inception in July 1994. Mr. Lammert, Vice President of Janus, joined the firm in 1987. He is also a Chartered Financial Analyst and portfolio manager of Janus Mercury Fund. He holds his B.A. from Yale University and his M.S. from the London School of Economics and has 12 years of investment experience.

STAR WORLDWIDE FUND

ROBERT J. SANBORN
Mr. Sanborn has managed the Harris Associates domestic segment of the Star Worldwide Fund since its inception in December 1995 and Harris Associates segment of the Star Advisers Fund since June 1997. He also has managed the Oakmark Fund since its inception in August 1991. Mr. Sanborn, a Vice President of Harris Associates, joined the firm in 1988. He is also a Chartered Financial Analyst. He received an M.B.A. from the University of Chicago and a B.A. from Dartmouth College, and has 15 years of investment experience.

DAVID G. HERRO
Mr. Herro has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception in December 1995. He also co-manages the Oakmark International Fund. Mr. Herro, Portfolio Manager at Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and holds an M.A. and a B.S. from the University of Wisconsin. He has 13 years of investment experience.

MICHAEL J. WELSH
Mr. Welsh has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception in December 1995. He also co-manages the Oakmark International Fund. Mr. Welsh, Vice President of Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.M. from Northwestern University and a B.S. from the University of Kansas, and has 14 years of investment management experience.

MICHAEL GERDING
Mr. Gerding has co-managed the Founders segment of the Star Worldwide Fund since its inception in December 1995. He is also the portfolio manager of Founders Worldwide Fund. Mr. Gerding, Vice President of Founders, joined the firm in May of 1995. Mr. Gerding earned an M.B.A and a B.B.A. from Texas Christian University and has 14 years of investment experience.

HELEN YOUNG HAYES
Ms. Hayes has served as portfolio manager of the Janus segment of the Star Worldwide Fund since its inception in December 1995. Ms. Hayes, Vice President of Janus, joined the firm in 1987 and is also portfolio manager of Janus Worldwide Fund. She is also a Chartered Financial Analyst. She is a graduate from Yale University and has 12 years investment experience.

LAURENCE CHANG
Mr. Chang has assisted the portfolio manager, Helen Hayes, in the management of the Janus segment of the Star Worldwide Fund since May 1997. He also assists in the management of the Janus Worldwide Fund. He received an undergraduate degree from Dartmouth College and a Masters degree from Stanford University in 1993. He has 6 years of investment experience.

OSCAR CASTRO
Mr. Castro has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. Mr. Castro, Senior Portfolio Manager of Montgomery, has been employed by the firm since 1993. He also co-manages the Montgomery Global Opportunities Fund. He is a graduate of Simon Bolivar University and holds an M.B.A. from Drexel University and has 16 years of investment experience.

JOHN BOICH
Mr. Boich has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. Mr. Boich, Senior Portfolio Manager of Montgomery, joined the firm in 1993. He also co-manages the Montgomery Global Opportunities Fund. He is a graduate of the University of Colorado and has 14 years of investment experience.

FUND SERVICES
IT'S EASY TO OPEN AN ACCOUNT

To open an Account with New England Funds:

1. Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

   Class Y shares of the Funds may be purchased by the following entities at the following investment minimums. A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

      o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

      o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

      o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

      o SEPARATE ACCOUNTS of New England Financial, MetLife, or their affiliates.


      o SPECIAL ACCOUNTS for International Equity Fund (including bank common trusts, bank collective trust funds and dedicated corporate or trust funds, such as nuclear decommissioning trusts and hospital depreciation funds).


      o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Funds, NEFM or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

      o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

      o NEW ENGLAND FINANCIAL DEFERRED COMPENSATION PLAN ACCOUNTS for agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries.

      o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information regarding such fees.

3. You should contact New England Funds at 800-225-5478 before attempting to purchase Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES

You will not receive certificates representing Class Y shares.

NEW ENGLAND FUNDS WEB SITE

You may have access to your account 24 hours a day by visiting us online at WWW.MUTUALFUNDS.COM.

FUND SERVICES
BUYING SHARES

                              OPENING AN ACCOUNT         ADDING TO AN ACCOUNT

 THROUGH YOUR INVESTMENT DEALER


[Graphic Omitted]         o  Call your investment      o  Call your investment
                             dealer for information       dealer for information

BY MAIL
                          o  Make out a check in       o  Make out a check in
                             U.S. dollars for the         U.S. dollars for the
                             investment amount,           investment amount,
                             payable to "New              payable to "New
[Graphic Omitted]            England Funds." Third        England Funds." Third
                             party checks will            party checks will
                             generally not be             generally not be
                             accepted.                    accepted.


                          o  Mail the check with       o  Fill out the
                             your completed               detachable investment
                             application to New           slip from an account
                             England Funds, P.O.          statement. If no slip
                             Box 8551, Boston, MA         is available, include
                             02266-8551.                  with the check a
                                                          letter specifying the
                                                          Fund name, your Class
                                                          of shares, your
                                                          account number and the
                                                          registered account
                                                          name(s). To make
                                                          investing even easier,
                                                          you can order more
                                                          investment slips by
                                                          calling 800-225-5478.


BY EXCHANGE
                          o  Obtain a current          o  Call your investment
                             prospectus for the           dealer or New England
                             Fund into which you          Funds at 800-225-5478
                             are exchanging by            to request an
                             calling your                 exchange.
                             investment dealer or
                             New England Funds at      o  See the section
                             800-225-5478.                entitled "Exchanging
                                                          Shares."
[Graphic Omitted]         o  Call your investment
                             dealer or New England
                             Funds to request an
                             exchange.

                          o  See the section
                             entitled "Exchanging
                             Shares."

BY WIRE
                          o  Call New England Funds    o  Instruct your bank to
                             at 800-225-5478 to           transfer funds to
                             obtain an account            State Street Bank &
                             number and wire              Trust Company, ABA#
                             transfer instructions.       011000028, DDA#
                             Your bank may charge         99011538.
                             you for such a
[Graphic Omitted]            transfer.                 o  Specify the Fund name,
                                                          your account number
                                                          and the registered
                                                          account name(s). Your
                                                          bank may charge you
                                                          for such a transfer.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
                          o  Ask your bank or          o  Call New England Funds
                             credit union whether         at 800-225-5478 to add
                             it is a member of the        shares to your account
                             ACH system.                  through ACH.

                          o  Complete the              o  If you have not signed
                             "Telephone Withdrawal        up for the ACH system,
                             and Exchange" and            please call New
                             "Bank Information"           England Funds for a
                             sections on your             Service Options Form.
                             account application.         A signature guarantee
                                                          may be required to add
                          o  Mail your completed          this privilege.
                             application to New
                             England Funds, P.O.
                             Box 8551, Boston, MA
                             02266-8551.

FUND SERVICES
SELLING SHARES

                       To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
                          o  Call your investment dealer for information.


BY MAIL
                          o Write a letter to request a redemption specifying the name of the Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."


                          o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.
[Graphic Omitted]
                          o Mail your request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

                          o Your proceeds will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).


BY EXCHANGE
                          o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.
[Graphic Omitted]
                          o  Call New England Funds to request an exchange.

                          o See the section entitled "Exchanging Shares" for more details.

BY WIRE
                          o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

                          o  Call New England Funds at 800-225-5478 or indicate
[Graphic Omitted]            in your redemption request letter (see above) that
                             you wish to have your proceeds wired to your bank.

                          o Proceeds will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
                          o Ask your bank or credit union whether it is a member of the ACH system.

                          o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

                          o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

                          o Call New England Funds to request a redemption through this system.
[Graphic Omitted]
                          o Proceeds will generally arrive at your bank within three business days.


BY TELEPHONE
                          o You may receive your proceeds by mail, by wire or through ACH (see above).

                          o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.
[Graphic Omitted]

                                                       FUND SERVICES
                                                       SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o  your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o  a financial representative or securities dealer;

o  a federal savings bank, cooperative or other type of bank;

o  a savings and loan or other thrift institution;

o  a credit union; or

o  a securities exchange or clearing agency.

FUND SERVICES
EXCHANGING SHARES


You may exchange Class Y shares of your Fund for Class Y shares of any other New England Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any New England Fund in a NELICO Deferred Compensation Account for Class A shares of any other New England Fund which does not offer Class Y shares. Class A shares of any New England Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any New England Fund. All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                            SITUATION

The Fund may suspend the right of redemption or        o  When the New York
postpone payment for more than 7 days:                    Stock Exchange is
                                                          closed (other than a
                                                          weekend/holiday)

                                                       o  During an emergency

                                                       o  Any other period
                                                          permitted by the SEC

The Fund reserves the right to suspend account         o  With a notice of a
services or refuse transaction requests:                  dispute between
                                                          registered owners

                                                       o  With
                                                          suspicion/evidence of
                                                          a fraudulent act

The Fund may pay the redemption price in whole or      o  When it is detrimental
part by a distribution in kind of readily marketable      for a Fund to make
securities in lieu of cash or may take up to 7 days       cash payments as
to pay a redemption request in order to raise             determined in the sole
capital:                                                  discretion of the
                                                          adviser or subadviser

The Fund may withhold redemption proceeds until the    o  When redemptions are
check or funds have cleared:                              made within 10
                                                          calendar days of
                                                          purchase by check or
                                                          ACH of the shares
                                                          being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

                                                                   FUND SERVICES
                                                      HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                 TOTAL MARKET VALUE OF SECURITIES +
                                 CASH AND OTHER ASSETS - LIABILITIES
               NET ASSET VALUE = ----------------------------------
                                    NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares".

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES - most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) - based upon pricing service valuations.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) - amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o  OPTIONS - last sale price, or if not available, last offering price.

o FUTURES - unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES - fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

[graphic omitted] FUND SERVICES
                  DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

                                Dividend Payment Schedule
--------------------------------------------------------------------------------
       Annually               Semi-Annually                 Quarterly
--------------------------------------------------------------------------------
   Capital Growth           Growth and Income             Equity Income
       Growth                                                Balanced
        Value
   Star Small Cap
   Star Advisers
   Star Worldwide
--------------------------------------------------------------------------------


Depending on your investment goals and priorities, you may choose to:

   o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another New England Fund.

   o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in Class Y shares of the Fund.

For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.


An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive. Shareholders of Star Small Cap Fund and Star Worldwide Fund should also consult their tax advisers about consequences of their investments under foreign laws.


                            FUND SERVICES
                            COMPENSATION TO SECURITIES DEALERS [graphic omitted]

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] FUND PERFORMANCE

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.


NEW ENGLAND CAPITAL GROWTH FUND

----------------------------------------------------------------------------------------------------------------
                                                                                 CLASS A

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997       1998
Net Asset Value, Beginning of Year                        $15.27      $15.02      $18.41      $19.27      $19.95
                                                          ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               (0.08)      (0.11)(b)   (0.14)(c)   (0.18)(c)   (0.13)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                (0.17)       4.74        3.22        3.43        5.18
                                                          ------      ------      ------      ------      ------
Total From Investment Operations                           (0.25)       4.63        3.08        3.25        5.05
                                                          ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Realized
  Capital Gains                                             0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Total Distributions                                         0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Net Asset Value, End of Year                              $15.02      $18.41      $19.27      $19.95      $20.67
                                                          ======      ======      ======      ======      ======
TOTAL RETURN (%)(a)                                         (1.6)       30.7        17.1        17.2        29.0
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)       1.63        1.61        1.50        1.45        1.46
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)                                           (0.45)      (0.67)      (0.71)      (0.87)      (0.62)
Portfolio Turnover Rate (%)                                   82          69          74          48         136
Net Assets, End of Year (000)                            $95,803    $123,504    $141,326    $149,734    $175,511

                                                                                 CLASS B

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998
Net Asset Value, Beginning of Yar                         $15.24      $14.89      $18.09      $18.74      $19.10
                                                          ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               (0.08)      (0.16)(b)   (0.28)(c)   (0.32)(c)   (0.27)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                (0.27)       4.60        3.15        3.25        4.87
                                                          ------      ------      ------      ------      ------
Total From Investment Operations                           (0.35)       4.44        2.87        2.93        4.60
                                                          ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions from Net Realized
 Capital Gains                                              0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Total Distributions                                         0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Net Asset Value, End of Year                              $14.89      $18.09      $18.74      $19.10      $19.37
                                                          ======      ======      ======      ======      ======
TOTAL RETURN (%) (a)                                        (2.3)       29.7        16.2        15.9        28.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
 Average Net Assets (%)                                     2.38        2.36        2.25        2.20        2.21
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)                                    (1.20)      (1.42)      (1.46)      (1.62)      (1.37)
Portfolio Turnover Rate (%)                                   82          69          74          48         136
Net Assets, End of Year (000)                            $15,390     $26,234     $37,439     $45,546     $57,796

                                                                           CLASS C

                                                                   YEAR ENDED DECEMBER 31,
                                                          1995         1996        1997        1998
Net Asset Value, Beginning of Year                        $14.89      $18.08      $18.74      $19.11
                                                          ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (Loss)                               (0.09)(b)   (0.28)(c)   (0.34)(c)   (0.27)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                 4.52        3.16        3.28        4.86
                                                          ------      ------      ------      ------
Total From Investment Operations                            4.43        2.88        2.94        4.59
                                                          ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Realized
 Capital Gains                                             (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------
Total Distributions                                        (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------
Net Asset Value, End of Year                              $18.08      $18.74      $19.11      $19.37
                                                          ======      ======      ======      ======
TOTAL RETURN (%) (a)                                        29.7        16.2        15.9        28.1
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)       2.36        2.25        2.20        2.21
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)                                           (1.42)      (1.46)      (1.62)      (1.37)
Portfolio Turnover Rate (%)                                   69          74          48         136
Net Assets, End of Year (000)                               $354        $504        $979      $1,609

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
    The Fund's current subadviser assumed that function on February 16, 1998. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.
----------------------------------------------------------------------------------------------------------------

[graphic omitted] FUND PERFORMANCE
                  ----------------
NEW ENGLAND GROWTH FUND

----------------------------------------------------------------------------------------------------------------
                                                                              CLASS A

                                                                          YEAR ENDED DECEMBER 31,
                                                           1994         1995       1996        1997        1998

Net Asset Value, Beginning of Year                        $10.44      $ 8.87      $10.55      $11.63     $10.41
                                                          ------      ------      ------      ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                0.11        0.05        0.04        0.01       0.08(c)
Net Realized and Unrealized Gains (Loss)
 on Investments                                            (0.84        3.30        2.07        2.79       3.00
                                                          ------      ------      ------      ------     ------
Total From Investment Operations                           (0.73)       3.35        2.11        2.80       3.08
                                                          ------      ------      ------      ------     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                   (0.11)      (0.05)      (0.04)       0.00      (0.10)
Distributions From Net Realized Gain
 on Investments                                            (0.73)      (1.62)      (0.99)      (4.02)     (1.32)
Distributions in Excess of Realized Gain
 on Investments                                             0.00        0.00        0.00        0.00      (0.35)
Distbituions from Returns of Capital                        0.00        0.00        0.00        0.00      (0.36)
                                                          ------      ------      ------      ------     ------
Total Distributions                                        (0.84)      (1.67)      (1.03)      (4.02)     (2.13)
                                                          ------      ------      ------      ------     ------
Net Asset Value, End of Year                               $8.87      $10.55      $11.63      $10.41     $11.36
                                                           =====      ======      ======      ======     ======
TOTAL RETURN (b)                                            (7.1)       38.1        20.9        23.5       33.4
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                  1.19        1.20        1.18        1.12       1.12
Ratio of Net Investment Income
 to Average Net Assets (%)                                  1.05        0.42        0.33        0.08       0.74
Portfolio Turnover Rate (%)                                  141         235         199         214        202
Net Assets, End of Year (000,000)                           $988      $1,201      $1,297      $1,460     $1,825

                                                                         CLASS B                                   CLASS C

                                                            FEBRUARY 28(a)          YEAR ENDED                  SEPTEMBER 1(a)
                                                         THROUGH DECEMBER 31,       DECEMBER 31,             THROUGH DECEMBER 31,
                                                               1997                    1998                         1998

Net Asset Value, Beginning of Year                             $12.47                  $10.32                        $11.18
                                                               ------                  ------                        ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                    (0.07)                   0.00(c)                       0.00(c)
Net Realized and Unrealized Gains (Loss)
 on Investments                                                  1.94                    2.95                          2.09
                                                               ------                  ------                        ------
Total From Investment Operations                                 1.87                    2.95                          2.09
                                                               ------                  ------                        ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                         0.00                   (0.06)                        (0.06)
Distributions From Net Realized Gain
 on Investments                                                 (4.02)                  (1.32)                        (1.32)
Distributions in Excess of Realized Gain
 on Investments                                                  0.00                   (0.35)                        (0.35)
Distbituions from Returns of Capital                             0.00                   (0.39)                        (0.39)
                                                               ------                  ------                        ------
Total Distributions                                             (4.02)                  (2.12)                        (2.12)
                                                               ------                  ------                        ------
Net Asset Value, End of Year                                   $10.32                  $11.15                        $11.15
                                                               ======                  ======                        ======
TOTAL RETURN (b)                                                 14.4                    32.4                          22.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                       1.87(d)                 1.87                          1.87(d)
Ratio of Net Investment Income
 to Average Net Assets (%)                                      (0.67)(d)               (0.01)                        (0.01)(d)
Portfolio Turnover Rate (%)                                       214(d)                  202                           202
Net Assets, End of Year (000,000)                              $   18                  $   75                        $    2

----------------------------------------------------------------------------------------------------------------
(a) Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d) Computed on an annualized basis.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND GROWTH AND INCOME FUND*


                                                                    CLASS Y

                                                                  NOVEMBER 18(A)
                                                                    THROUGH
                                                                   DECEMBER 31,
                                                                      1998

Net Asset Value, Beginning of Period                                 $15.42
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                  0.02
Net Realized and Unrealized Gain on Investments                        1.22
                                                                     ------
Total From Investment Operations                                       1.24
                                                                     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                              (0.02)
Distributions From Net Realized Capital Gains                         (0.07)
                                                                     ------
Total Distributions                                                   (0.09)
                                                                     ------
Net Asset Value, End of Period                                       $16.57
                                                                     ======
TOTAL RETURN (%)(C)                                                     8.1

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)                  0.98(b)
Ratio of Net Investment Income to Average Net Assets (%)               0.58(b)
Portfolio Turnover Rate (%)                                             114
Net Assets, End of Period (000)                                          $1


  * The Fund changed its name from New England Growth Opportunities Fund on May 3, 1999.
(a) Commencement of Operations
(b) Computed on an annualized basis.
(c) Periods of less than one year are not annualized.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND BALANCED FUND

                                                                                              CLASS Y
                                                                      MARCH 8 (A)
                                                                          TO
                                                                      DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                         1994        1995       1996        1997        1998
Net Asset Value, Beginning of Period                                    $12.20      $11.27    $13.15      $13.95      $14.27
                                                                        ------      ------    ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                    0.38        0.46       0.44        0.40        0.39
Net Realized and Unrealized Gain (Loss) on Investments                  (0.72)       2.51       1.76        2.06        0.74
                                                                        ------      ------    ------      ------      ------
Total From Investment Operations                                        (0.34)       2.97       2.20        2.46        1.13
                                                                        ------      ------    ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                                (0.38)      (0.45)     (0.45)      (0.40)      (0.38)
Distributions From Net Realized Capital Gains                           (0.21)      (0.64)     (0.95)      (1.74)      (1.48)
                                                                        ------      ------    ------      ------      ------
Total Distributions                                                     (0.59)      (1.09)     (1.40)      (2.14)      (1.86)
                                                                        ------      ------    ------      ------      ------
Net Asset Value, End of Period                                          $11.27      $13.15     $13.95      $14.27      $13.54
                                                                        ======      ======     ======      ======      ======
TOTAL RETURN (%)(C)                                                       (2.8)       26.8       17.6        18.1         8.6


RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)                     0.99(b)     1.11       0.88        0.88        0.90
Ratio of Net Investment Income to Average Net Assets (%)                  3.69(b)     3.62       3.24        2.66        2.65
Portfolio Turnover Rate (%)                                                 36          54         70          69          81
Net Assets, End of Period (000)                                        $39,183     $59,411    $77,665     $85,620      $73,212


(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) Periods of less than one year are not computed on an annualized basis.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND VALUE FUND

                                                                                               CLASS Y
                                                                     MARCH 31 (A)
                                                                          TO
                                                                     DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                         1994        1995        1996       1997        1998
Net Asset Value, Beginning of Period                                    $7.57       $7.24       $8.75     $ 9.55       $10.10
                                                                        -----       -----       -----     ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                    0.10        0.12        0.08       0.06(d)     0.06(d)
Net Realized and Unrealized Gain on Investments                          0.08        2.21        2.10       1.95        0.59
                                                                        -----       -----       -----     ------       ------
Total From Investment Operations                                         0.18        2.33        2.18       2.01        0.65
                                                                        -----       -----       -----     ------       ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                                (0.10)      (0.11)      (0.08)     (0.03)      (0.04)
Distributions From Net Realized Capital Gains                           (0.41)      (0.71)      (1.30)     (1.43)      (1.06)
                                                                        -----       -----       -----     ------       ------
Total Distributions                                                     (0.51)      (0.82)      (1.38)     (1.46)      (1.10)
                                                                        -----       -----       -----     ------       ------
Net Asset Value, End of Period                                          $7.24       $8.75       $9.55     $10.10       $ 9.65
                                                                        =====       =====       =====     ======       =====
TOTAL RETURN (%)(C)                                                       2.4        32.8        26.4       21.3         7.4

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)                    1.54(b)     1.12        1.06       1.00        1.01
Ratio of Net Investment Income to Average Net Assets (%)                 1.05(b)     1.47        1.03       0.53        0.54
Portfolio Turnover Rate (%)                                                29          52          64         55          75
Net Assets, End of Period (000)                                        $4,001      $6,738     $12,716    $24,164     $17,789

(a) Commencement of Operations
(b) Computed on an annualized basis.
(c) Periods of less than one year are not computed on an annualized basis.
(d) Per share net investment income has been calculated using the average shares outstanding during the year.

NEW ENGLAND EQUITY INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A                         CLASS B                       CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                     NOV. 15(a)                           SEPTEMBER 13(a)              SEPTEMBER 13(a)
                                      THROUGH                                THROUGH      YEAR ENDED      THROUGH      YEAR ENDED
                                      DEC. 31,   YEAR ENDED DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                        1995     1996     1997     1998      1997            1998          1997            1998
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $12.50   $12.86   $15.15   $17.59    $17.06          $17.59        $17.06          $17.59
                                       ------   ------   ------   ------    ------          ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                    0.04     0.31     0.25     0.26(b)   0.03            0.13(b)       0.03            0.13(b)
Net Realized and Unrealized Gains
  on Investments                         0.36     3.11     3.15     0.20(c)   0.60            0.20(c)       0.60            0.21(c)
                                       ------   ------   ------   ------    ------          ------        ------          ------
Total From Investment Operations         0.40     3.42     3.40     0.46      0.63            0.33          0.63            0.34
                                       ------   ------   ------   ------    ------          ------        ------          ------

LESS DISTRIBUTIONS
Distributions From Net Investment
  Income                                (0.04)   (0.30)   (0.26)   (0.26)    (0.04)          (0.13)        (0.04)          (0.13)
Distributions From Net Realized
  Capital Gains                          0.00    (0.83)   (0.70)   (0.17)    (0.06)          (0.17)        (0.06)          (0.17)
                                       ------   ------   ------   ------    ------          ------        ------          ------
Total Distributions                     (0.04)   (1.13)   (0.96)   (0.43)    (0.10)          (0.30)        (0.10)          (0.30)
                                       ------   ------   ------   ------    ------          ------        ------          ------

Net Asset Value, End of Period         $12.86   $15.15   $17.59   $17.62    $17.59          $17.62        $17.59          $17.63
                                       ======   ======   ======   ======    ======          ======        ======          ======

TOTAL RETURN (%) (d)                     3.2     26.6     22.6      2.7       3.7             2.0           3.7             2.0

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
  Average Net Assets (%)(e)              1.50(f)  1.50     1.50     1.50      2.25(f)         2.25          2.25(f)         2.25
Ratio of Net Investment Income to
  Average Net Assets (%)                 3.58(f)  2.06     1.76     1.48      1.01(f)         0.73          1.01(f)         0.73
Portfolio Turnover Rate (%)                 0       45       33       61        33              61            33              61
Net Assets, End of Period (000)        $2,064   $2,613  $14,681  $17,839    $9,375         $16,623        $1,596          $2,101

(a) Commencement of Operations.
(b) Per share net investment income has been calculated using the average shares outstanding during the year.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(e) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):
                                         5.97(f)  3.67     3.10     1.92      3.85(f)         2.67          3.85(f)         2.67
(f) Computed on an annualized basis.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND STAR SMALL CAP FUND


                                                             Class A                   Class B                    Class C

                                                     Year Ended December 31,   Year Ended December 31,    Year Ended December 31,
                                                        1997         1998         1997         1998         1997         1998
Net Asset Value, Beginning of the Year (a)             $12.50       $15.37       $12.50       $15.26       $12.50       $15.26
                                                       ------       ------       ------       ------       ------       ------
Income (Loss) from Investment Operations
Net Investment Income (Loss) (b)                        (0.20)       (0.23)       (0.30)       (0.33)       (0.30)       (0.33)
Net Realized and Unrealized Gain on
 Investments                                             3.55         0.54         3.54         0.52         3.54         0.52
                                                       ------       ------       ------       ------       ------       ------
Total from Investment Operations                         3.35         0.31         3.24         0.19         3.24         0.19
                                                       ------       ------       ------       ------       ------       ------
Less Distributions
Distributions from Net Realized
 Capital Gains                                          (0.48)       (0.02)       (0.48)       (0.02)       (0.48)       (0.02)
                                                       ------       ------       ------       ------       ------       ------
Total Distributions                                     (0.48)       (0.02)       (0.48)       (0.02)       (0.48)       (0.02)
                                                       ------       ------       ------       ------       ------       ------
Net Asset Value, End of Year                           $15.37       $15.66       $15.26       $15.43       $15.26       $15.43
                                                       ======       ======       ======       ======       ======       ======
Total Return (%)(c)                                      27.0          2.1         26.1          1.3         26.1          1.3
Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)                               2.20         2.07         2.95         2.82         2.95         2.82
Ratio of Net Investment Income (Loss)
 to Average Net Assets (%)                              (1.44)       (1.52)       (2.19)       (2.27)       (2.19)       (2.27)
Portfolio Turnover Rate (%)                               140          182          140          182          140          182
Net Assets, End of Year (000)                         $52,066      $56,161      $52,616      $61,409      $13,970      $15,412
--------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations December 31, 1996.
(b) Per share net investment loss has been calculated using the average shares outstanding during the year.
(c) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND STAR ADVISERS FUND


                                                                                               Class Y
                                                                    November 15 (a)
                                                                        through
                                                                      December 31,            Year Ended December 31,
                                                                         1994        1995        1996       1997        1998
Net Asset Value, Beginning of Period                                    $13.59      $13.24      $16.83     $18.33      $18.41
                                                                        ------      ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                              0.06        0.00       (0.02)(e)   0.03(e)     0.00(e)
Net Realized and Unrealized Gain (Loss) on Investments                   (0.35)       4.58        3.23       3.66        3.34
                                                                        ------      ------      ------     ------      ------
Total From Investment Operations                                         (0.29)       4.58        3.21       3.69        3.34
                                                                        ------      ------      ------     ------      ------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                                     (0.06)       0.00        0.00       0.00        0.00
Distributions From Net Realized Capital Gains                             0.00       (0.99)      (1.71)     (3.61)      (1.38)
                                                                        ------      ------      ------     ------      ------
Total Distributions                                                      (0.06)      (0.99)      (1.71)     (3.61)      (1.38)
                                                                        ------      ------      ------     ------      ------
Net Asset Value, End of Period (000)                                    $13.24      $16.83      $18.33     $18.41      $20.37
                                                                        ======      ======      ======     ======      ======
TOTAL RETURN (%)(c)                                                       (2.1)       34.8        19.6       20.5        19.6
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(d)                  1.79(b)     1.57        1.43       1.41        1.37
Ratio of Net Investment Income to Average Net Assets (%)                  2.26(b)    (0.08)      (0.11)      0.11        0.01
Portfolio Turnover Rate (%)                                                100         142         127        168         101
Net Assets, End of Period (000)                                           $196      $5,569     $18,649    $37,006     $42,517


(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets, without giving effect to the voluntary fee wavier in effect through December 31, 1994 would have been 1.90% for period ended December 31, 1994.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND STAR WORLDWIDE FUND

                                                      Class A                       Class B                       Class C
                                               Year Ended December 31,       Year Ended December 31,       Year Ended December 31,
                                              1996      1997      1998      1996      1997      1998      1996      1997      1998
Net Asset Value, Beginning of Period (a)     $12.50    $14.40    $15.46    $12.50    $14.30    $15.23    $12.50    $14.31    $15.24
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Income (Loss) from Investment Operations
Net Investment Income (Loss) (b)              (0.03)    (0.02)     0.01     (0.12)    (0.14)    (0.11)    (0.12)    (0.13)    (0.11)
Net Realized and Unrealized Gain
 (Loss) on Investments                         2.11      1.88      0.61      2.10      1.87      0.61      2.11      1.86      0.62
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Total from Investment Operations               2.08      1.86      0.62      1.98      1.73      0.50      1.99      1.73      0.51
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Less Distributions
Distributions from Net Realized
 Capital Gains                                (0.18)    (0.76)     0.00     (0.18)    (0.76)     0.00     (0.18)    (0.76)     0.00
Distributions from Paid-in Capital             0.00     (0.04)     0.00      0.00     (0.04)     0.00      0.00     (0.04)     0.00
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Total Distributions                           (0.18)    (0.80)     0.00     (0.18)    (0.80)     0.00     (0.18)    (0.80)     0.00
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Asset Value, End of Period               $14.40    $15.46    $16.08    $14.30    $15.23    $15.73    $14.31    $15.24    $15.75
                                             ======    ======    ======    ======    ======    ======    ======    ======    ======
Total Return (%)(c)                            16.7      12.7       4.0      15.9      11.9       3.3      15.9      11.8       3.3
Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)                     2.58      2.07      2.09      3.33      2.82      2.84      3.33      2.82      2.84
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)             (0.21)    (0.12)     0.03     (0.96)    (0.87)    (0.72)    (0.96)    (0.87)    (0.72)
Portfolio Turnover Rate (%)                                80        84        57        80        84        57        80        84
 Net Assets, End of Period (000)            $68,509  $118,381  $106,763   $65,367  $123,467  $116,305   $17,980   $26,137   $23,016
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations on December 29, 1995.
(b) Per Share net investment income (loss) has been calculated using the average shares outstanding during the year.
(c) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

                                                               GLOSSARY OF TERMS

BID PRICE - the price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH - The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS - Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING - Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.


DERIVATIVE - A financial instrument whose value and performance is based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE - The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION - The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

DIVIDEND YIELD - The current or estimated annual dividend divided by the market price per share of a security.

DURATION - A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH - A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS - An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS - Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION - A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE - rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION - Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidlines set by the portfolio manager.

MATURITY - The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) - The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO - Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY - The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS - The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH - The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN - The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY - The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY - The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUNDS, THE
              FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

               ANNUAL AND SEMIANNUAL REPORTS -- Provide additional
                 information about each Fund's investments. Each
              report includes a discussion of the market conditions
            and investment strategies that significantly affected the
                 Fund's performance during its last fiscal year.

           STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Funds, has been filed with the
                       Securities and Exchange Commission
             and is incorporated into this Prospectus by reference.

                   TO ORDER A FREE COPY OF A FUND'S ANNUAL OR
              SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                        REPRESENTATIVE, OR THE FUNDS AT:

                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                             Telephone: 800-225-5478
                          Internet: www.mutualfunds.com

               Your financial representative or New England Funds
            will also be happy to answer your questions or to provide
                any additional information that you may require.

            You can review the Funds' reports and SAIs at the Public
            Reference Room of the Securities and Exchange Commission.
                    Text-only copies are available free from
                   the Commission's Web site at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                             Telephone: 800-SEC-0330

         New England Funds, L.P., and other firms selling shares of New
                        England Funds are members of the
            National Association of Securities Dealers, Inc. (NASD).
               As a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
           representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site
                                at www.NASDR.com.

                                NEW ENGLAND FUNDS
                              STOCK AND STAR FUNDS

                               Class Y Shares of:
                         New England Capital Growth Fund
                             New England Growth Fund
                       New England Growth and Income Fund
                (formerly New England Growth Opportunities Fund)
                            New England Balanced Fund
                             New England Value Fund
                         New England Equity Income Fund
                         New England Star Small Cap Fund
                         New England Star Advisers Fund
                         New England Star Worldwide Fund

                    Investment Company Act File No. 811-4323
                    Investment Company Act File No. 811-242
                    Investment Company Act File No. 811-7345
                                   YS51-0599

     [Graphic Omitted]
    NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------


    New England
BULLSEYE FUND




[Graphic Omitted]


                                     PROSPECTUS
                                    May 3, 1999

                                                       WHAT'S INSIDE

                                     [Graphic Omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 2

                                     [Graphic Omitted] FUND FEES & EXPENSES
                                                       PAGE 3

                                     [Graphic Omitted] MANAGEMENT TEAM
                                                       PAGE 5

                                     [Graphic Omitted] FUND SERVICES
                                                       PAGE 6

                                     [Graphic Omitted] FUND PERFORMANCE
                                                       PAGE 18

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

-------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
-------------------------------------------------------------------------------

New England Bullseye Fund ...............................................    2

-------------------------------------------------------------------------------
FUND FEES & EXPENSES
-------------------------------------------------------------------------------
Fund Fees & Expenses ....................................................    3

-------------------------------------------------------------------------------
MORE ABOUT RISK
-------------------------------------------------------------------------------
More About Risk .........................................................    4

-------------------------------------------------------------------------------
MANAGEMENT TEAM
-------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser .......................    5
Meet the Fund's Portfolio Managers ......................................    5

-------------------------------------------------------------------------------
FUND SERVICES
-------------------------------------------------------------------------------
Investing in the Fund ...................................................    6
How Sales Charges are Calculated ........................................    7
Ways to Reduce or Eliminate Sales Charges ...............................    8
It's Easy to Open an Account ............................................    9
Buying Shares ...........................................................   10
Selling Shares ..........................................................   11
Selling Shares in Writing ...............................................   12
Exchanging Shares .......................................................   13
How Fund Shares Are Priced ..............................................   14
Dividends and Distributions .............................................   15
Tax Consequences ........................................................   15
Compensation to Securities Dealers ......................................   16
Additional Investor Services ............................................   17

-------------------------------------------------------------------------------
FUND PERFORMANCE
-------------------------------------------------------------------------------
New England Bullseye Fund ...............................................   18
Glossary of Terms .......................................................   19


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks                  FUND FOCUS
                  -------------------------            Stability Income Growth
                  NEW ENGLAND BULLSEYE FUND            -----------------------
                                                  High                    X
                                                       --------- ------ ------
ADVISER:     New England Funds Management, L.P.   Mod.
             ("NEFM")                                  --------- ------ ------
                                                  Low      X       X
SUBADVISER:  Jurika & Voyles, L.P.
             ("Jurika & Voyles")


MANAGERS:    William K. Jurika and Guy Elliffe


CATEGORY:    All-Cap Equity          TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------
                                                      NFBSX     NFBBX     NFBCX

INVESTMENT GOAL
The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in a non-diversified portfolio of equity securities. The Fund primarily invests in the common stock of 15 to 20 quality companies representing different capitalization levels and industries. Jurika & Voyles believes that the companies that it chooses to invest in are undervalued based upon their current operations and have the potential for future earnings growth.


It uses this "growth at a reasonable price" philosophy to build a portfolio it believes will produce higher long-term returns than the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). It seeks companies with the following characteristics, although not all of the companies selected will have these attributes:


o discounted price compared to intrinsic value
o favorable earnings growth potential
o competitive advantages
o strong financial health
o positive cash flow
o strong management often with high insider ownership

Jurika & Voyles uses the following strategy to select its investments:

o It combines a bottom-up analysis and a top-down approach in managing the Fund. A bottom-up approach analyzes individual companies on a case-by-case basis. A top down approach analyzes the overall economic factors that may affect a potential investment. The firm's analysts comb through the universe of publicly traded companies seeking to identify stocks that meet their growth and value criteria.

o Analysts then perform comprehensive research to understand the dynamics of the company's business model and drivers of profitability to arrive at a narrowed universe of 50 to 60 stocks.

o Jurika & Voyles takes the process a step further to include an assessment of each stock's risk as well as its potential impact on the total portfolio. Top-down analysis is incorporated into the construction of the portfolio as well as the continual monitoring of portfolio investments and risk.

o The Fund will sell a stock when it becomes overvalued, if a company's fundamentals deteriorate, if its management loses focus or when another company shows greater growth potential at a more advantageous price.

The Fund may:

o  Invest in convertible preferred stock and convertible debt securities

o  Invest in real estate investment trusts ("REITs")

o Hold up to 20% of its assets in American Depository Receipts ("ADRs"), which are foreign investments issued by a U.S. bank.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which may adversely affect the value of the portfolio.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's return could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

[graphic omitted] FUND FEES & EXPENSES


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)


----------------------------------------------------------------------------------------------------
                                                          CLASS A          CLASS B           CLASS C
----------------------------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)(1)(2)             5.75%             None             None
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
     (as a percentage of original purchase price or
     redemption proceeds, if applicable)(2)                 (3)             5.00%             1.00%
----------------------------------------------------------------------------------------------------
Redemption fees                                             None*             None*           None*


(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
 *  Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                              BULLSEYE FUND (1)
---------------------------------------------------------------------
                                           CLASS A   CLASS B  CLASS C
---------------------------------------------------------------------
  Management fees                            0.95%     0.95%    0.95%
  Distribution and/or service (12b-1) fees   0.25%     1.00%*   1.00%*
  Other expenses                             1.94%     1.94%    1.94%
  Total annual fund operating expenses       3.14%     3.89%    3.89%
  Fee waiver and/or expense reimbursement    1.39%**   1.39%**  1.39%**
  Net expenses                               1.75%     2.50%    2.50%

(1) Based on the Fund's estimated expenses for the current fiscal year.
* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75%, 2.50% and 2.50% of its average daily net assets for Class A, B and C shares, respectively. This undertaking will be in effect for the life of this Prospectus.


EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                           BULLSEYE FUND
--------------------------------------------------------------
                  CLASS A        CLASS B           CLASS C
--------------------------------------------------------------
                              (1)      (2)       (1)     (2)
--------------------------------------------------------------
  1 year          $  743    $  753   $  253     $  353  $  253
  3 years         $1,094    $1,079   $  779     $  779  $  779
  5 years         $1,469    $1,531   $1,331     $1,331  $1,331
  10 years*       $2,519    $2,652   $2,652     $2,836  $2,836


(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

                                                                 MORE ABOUT RISK


The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

EURO CONVERSION Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

[graphic omitted] MANAGEMENT TEAM
                  ---------------
                  MEET THE FUND'S INVESTMENT ADVISER
                  AND SUBADVISER

The New England Funds family includes mutual 23 funds with a total of over $7 billion in assets under management as of March 31, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Bullseye Fund (the "Fund"), which along with the other New England Stock Funds, New England Bond Funds, New England Star Funds and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P.
NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. NEFM does not determine what investments will be purchased by the Fund. Jurika & Voyles makes the Fund's investment decisions.

SUBADVISER
JURIKA & VOYLES, located at Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612, serves as subadviser to the Fund. Jurika & Voyles, founded in 1983, has discretionary management authority with respect to over $5 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles is a subsidiary of Nvest Companies. The Fund pays advisory and subadvisory fees at the combined annual rate of 0.95% of the first $200 million of the Fund's average daily net assets, 0.90% of the next $300 million of such assets and 0.85% of such assets in excess of $500 million. The Fund paid 0.00% in advisory and subadvisory fees in 1998 after waiver or reimbursement.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, NEFM or Jurika & Voyles may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM, or Jurika & Voyles. In placing trades, CGM , Loomis Sayles, Westpeak or Jurika & Voyles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGERS [graphic omitted]





WILLIAM K. JURIKA

William Jurika has co-managed Bullseye Fund since its inception in March 1998. Mr. Jurika founded Jurika & Voyles in 1983 and presently acts as its President and Principal. Mr. Jurika received a B.A. from the University of Denver and has over 32 years of investment experience.





GUY ELLIFFE

Guy Elliffe has co-managed Bullseye Fund since May 1999. Mr. Elliffe, Senior Vice President and Director of Research of Jurika & Voyles, joined the company in 1995. Previously, he served as Managing Director of Equities at National Mutual Fund Management. He is also a Chartered Financial Analyst. Mr. Elliffe earned a B.A. (Hons) from the University of Otago (New Zealand) and a Certificate of Finance and Investment from the Institute of Actuaries in London and has over 20 years of investment experience.

[graphic omitted] FUND SERVICES
                  -------------
                  INVESTING IN THE FUND


CHOOSING A SHARE CLASS
Each Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses" in this Prospectus.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

                              FUND SERVICES
                              -------------
                              HOW SALES CHARGES ARE CALCULATED [graphic omitted]

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

-------------------------------------------------------------------------------
                          CLASS A SALES CHARGES
    YOUR INVESTMENT      AS A % OF OFFERING PRICE     AS A % OF YOUR INVESTMENT
 Less than  $ 50,000               5.75%                      6.10%
 $ 50,000 - $ 99,999               4.50%                      4.71%
 $100,000 - $249,999               3.50%                      3.63%
 $250,000 - $499,999               2.50%                      2.56%
 $500,000 - $999,999               2.00%                      2.04%
 $1,000,000 or more*               0.00%                      0.00%
-------------------------------------------------------------------------------


*For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."


CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

---------------------------------------------------------------
          CLASS B CONTINGENT DEFERRED SALES CHARGES
   YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
              1st                            5.00%
              2nd                            4.00%
              3rd                            3.00%
              4th                            3.00%
              5th                            2.00%
              6th                            1.00%
           thereafter                        0.00%
---------------------------------------------------------------


CLASS C SHARES
The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another New England Fund.


---------------------------------------------------------------
                CLASS C CONTINGENT DEFERRED SALES CHARGES
   YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
              1st                            1.00%
           thereafter                        0.00%
---------------------------------------------------------------


HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares.
The CDSC:


o  is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.


A CDSC WILL NOT BE CHARGED ON:


o  increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.


EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

[graphic omitted] FUND SERVICES
                  -------------
                  WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

   These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the New England Funds or Money Market Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.

REPURCHASING FUND SHARES


You may apply proceeds from redeeming Class A shares of the Fund without paying a sales charge to repurchase Class A shares of any New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you. If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.


CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:


o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);


o  to make payments through a systematic withdrawal plan; or

o  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

                                  FUND SERVICES
                                  -------------
                                  IT'S EASY TO OPEN AN ACCOUNT [graphic omitted]

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

--------------------------------------------------------------------------------------------------------
                                                                  MINIMUM TO OPEN AN
                                                     MINIMUM TO      ACCOUNT USING        MINIMUM FOR
TYPE OF ACCOUNT                                    OPEN AN ACCOUNT INVESTMENT BUILDER  EXISTING ACCOUNTS
Any account other than those listed below              $2,500             $100               $100
Accounts registered under the Uniform
Gifts to Minors Act or the Uniform                     $2,000             $100               $100
Transfers to Minors Act
Individual Retirement Accounts (IRAs)                  $  500             $100               $100
Retirement plans with tax benefits such
as corporate pension, profit sharing and Keogh plans   $  250             $100               $100
Payroll Deduction Investment Programs
for 401(k), SARSEP, SEP, SIMPLE,                       $   25              N/A               $ 25
403(b)(7) and certain other retirement plans
--------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares is easy with the services described below:

NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")


                 800-225-5478, Press 1


NEW ENGLAND FUNDS WEB SITE
   www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o  order duplicate account statements; and

o  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

[graphic omitted] FUND SERVICES
                  -------------
                  BUYING SHARES

                OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT

THROUGH YOUR
INVESTMENT DEALER

o  Call your investment dealer for                   o    Call your investment dealer for
   information                                            information


BY MAIL
[graphic omitted]
o  Make out a check in U.S. dollars for the          o    Make out a check in U.S. dollars for the
   investment amount, payable to "New England             investment amount, payable to "New
   Funds." Third party checks will generally              England Funds." Third party checks will
   not be accepted.                                       generally not be accepted.

o  Mail the check with your completed                o    Fill out the detachable investment slip
   application to New England Funds, P.O. Box             from an account statement. If no slip is
   8551, Boston, MA 02266-8551.                           available, include with the check a
                                                          letter specifying the Fund name, your
                                                          class of shares, your account number and
                                                          the registered account name(s). To make
                                                          investing even easier, you can order more
                                                          investment slips by calling 800-225-5478.

BY EXCHANGE
[graphic omitted]
o  The exchange must be for a minimum of $1,000      o    The exchange must be for a minimum of
   or for all of your shares.                             $1,000 or for all of your shares.

o  Obtain a current prospectus for the Fund          o    Call your investment dealer or New
   into which you are exchanging by calling               England Funds at 800-225-5478 to request
   your investment dealer or New England                  an exchange.
   Funds at 800-225-5478.
                                                     o    See the section entitled "Exchanging
o  Call your investment dealer or New England             Shares."
   Funds to request an exchange.

o  See the section entitled "Exchanging
   Shares."


BY WIRE
[graphic omitted]
o  Call New England Funds at 800-225-5478 to         o    Instruct your bank to transfer funds to
   obtain an account number and wire transfer             State Street Bank & Trust Company, ABA#
   instructions. Your bank may charge you for             011000028, DDA# 99011538.
   such a transfer.
                                                     o    Specify the Fund name, your class of
                                                          shares, your account number and the
                                                          registered account name(s). Your bank may
                                                          charge you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o  Indicate on your application that you             o    Please call New England Funds at
   would like to begin an automatic                       800-225-5478 for a Service Options Form.
   investment plan through Investment Builder             A signature guarantee may be required to
   and the amount of the monthly investment               add this privilege.
   ($100 minimum).
o  Send a check marked "Void" or a deposit           o    See the section entitled "Additional
   slip from your bank account along with                 Investor Services."
   your application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o  Ask your bank or credit union whether it          o    Call New England Funds at 800-225-5478 to
   is a member of the ACH system.                         add shares to your account through ACH.

o  Complete the "Telephone Withdrawal and            o    If you have not signed up for the ACH
   Exchange" and "Bank Information" sections              system, please call New England Funds for
   on your account application.                           a Service Options Form. A signature
                                                          guarantee may be required to add this
o  Mail your completed application to New                 privilege.
   England Funds, P.O. Box 8551, Boston, MA
   02266-8551.

                                                FUND SERVICES
                                                -------------
                                                SELLING SHARES [graphic omitted]

                                   TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o  Call your investment dealer for information.

BY MAIL
[graphic omitted]

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to New England Funds, P.O. Box 8551, Boston, MA
    02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o   Call New England Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]

o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o   Call New England Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]

o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone
[graphic omitted]

o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted] FUND SERVICES
                  -------------
                  SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

  SELLER (ACCOUNT TYPE)                   REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------------------------------------------------------

INDIVIDUAL, JOINT, SOLE  PROPRIETORSHIP,       o  The signatures on the letter
  UGMA/UTMA (MINOR ACCOUNTS)                      must include all persons
                                                  authorized to sign, including
                                                  title, if applicable.

                                               o  Signature guarantee, if
                                                  applicable (see above).




CORPORATE OR ASSOCIATION ACCOUNTS              o  The signatures on the letter
                                                  must include all persons
                                                  authorized to sign, including
                                                  title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS           o  The signature on the letter
                                                  must include all trustees
                                                  authorized to sign, including
                                                  title.

                                               o  If the names of the trustees
                                                  are not registered on the
                                                  account, please provide a copy
                                                  of the trust document
                                                  certified within the past 60
                                                  days.

                                               o  Signature guarantee, if
                                                  applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS                 o  The signatures on the letter
ARE DECEASED                                      must include all surviving
                                                  tenants of the account.
                                               o  Copy of the death certificate.
                                               o  Signature guarantee if
                                                  proceeds check is issued to
                                                  other than the surviving
                                                  tenants.




POWER OF ATTORNEY (POA)                        o  The signatures on the letter
                                                  must include the
                                                  attorney-in-fact, indicating
                                                  such title.

                                               o  A signature guarantee.

                                               o  Certified copy of the POA
                                                  document stating it is still
                                                  in full force and effect,
                                                  specifying the exact Fund and
                                                  account number, and certified
                                                  within 30 days of receipt of
                                                  instructions.*


QUALIFIED RETIREMENT BENEFIT PLANS             o  The signature on the letter
(EXCEPT NEW ENGLAND FUNDS PROTOTYPE               must include all signatures of
DOCUMENTS)                                        those authorized to sign,
                                                  including title.


                                               o  Signature guarantee, if
                                                  applicable (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS,          o  The signature on the letter
GUARDIANS, CONSERVATORS                           must include those authorized
                                                  to sign, including capacity.

                                               o  A signature guarantee.

                                               o  Certified copy of court
                                                  document where signer derives
                                                  authority, e.g.: Letters of
                                                  Administration,
                                                  Conservatorship, Letters
                                                  Testamentary.*


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)          o  Additional documentation and
                                                  distribution forms are
                                                  required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

                                             FUND SERVICES
                                             -------------
                                             EXCHANGING SHARES [graphic omitted]


In general, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS


Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.


SELLING RESTRICTIONS


The table below describes restrictions placed on selling shares of the Fund:


Restriction                                         Situation

The Fund may suspend the right of redemption or     o When the New York Stock
postpone payment for more than 7 days:                Exchange is closed
                                                      (other than a
                                                      weekend/holiday)
                                                    o During an emergency
                                                    o Any other period
                                                      permitted by the SEC

The Fund reserves the right to suspend account      o With a notice of a
services or refuse transaction requests:              dispute between
                                                      registered owners
                                                    o With suspicion/evidence
                                                      of a fraudulent act


The Fund may pay the redemption price in whole or   o When it is detrimental
part by a distribution in kind of readily             for the Fund to make cash
marketable securities in lieu of cash or may take     payments as determined
up to 7 days to pay a redemption request in order     in the sole discretion
to raise capital:                                     of the adviser or
                                                      subadviser

The Fund may close your account and send you the    o When the Fund account
proceeds. You will have 60 days after being           falls below a set
notified of the Fund's intention to close your        minimum (currently
account to increase the account to the set            $1,000 as set by the
minimum. This does not apply to certain qualified     Fund's Board of
retirement plans, automatic investment plans or       Trustees)
accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share:


The Fund may withhold redemption proceeds until     o When redemptions are
the check or funds have cleared:                      made within 10 calendar
                                                      days of purchase by
                                                      check or ACH of the
                                                      shares being redeemed


Telephone redemptions are not accepted for tax-qualified retirement accounts. If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Fund recommends that certificates be sent by registered mail.

FUND SERVICES
-------------
HOW FUND SHARES ARE PRICED [graphic omitted]


"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


                                  TOTAL MARKET VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm


Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

                                   FUND SERVICES
                                   -------------
                                   DIVIDENDS AND DISTRIBUTIONS [graphic omitted]


The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends annually. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES


The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

[graphic omitted] FUND SERVICES
                  -------------
                  COMPENSATION TO SECURITIES DEALERS


As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of up 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
New England Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other New England Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, Press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NEW ENGLAND FUNDS WEB SITE
Visit us at www.mutualfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted] FUND PERFORMANCE
                  ----------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.


NEW ENGLAND BULLSEYE FUND

-------------------------------------------------------------------------------------------------------------
                                                        CLASS A              CLASS B             CLASS C
-------------------------------------------------------------------------------------------------------------
                                                       MARCH 31 (a)        MARCH 31 (a)        MARCH 31 (a)
                                                         THROUGH             THROUGH             THROUGH
                                                    DECEMBER 31, 1998   DECEMBER 31, 1998   DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $12.50              $12.50              $12.50
                                                          ------              ------              ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                            (0.02)              (0.08)              (0.08)
Net Realized and Unrealized Gain (Loss)
 on Investments                                             0.17                0.18                0.17
                                                            ----                ----                ----
Total From Investment Operations                            0.15                0.10                0.09
                                                            ----                ----                ----
Net Asset Value, End of Period                            $12.65              $12.60              $12.59
                                                          ======              ======              ======

TOTAL RETURN(%) (c)                                          1.2                 0.8                 0.7

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net
  Assets(%)(d)(e)                                           1.75                2.50                2.50
Ratio of Net Investment Income (Loss) to Average Net
  Assets (%)(e)                                            (0.28)              (1.03)              (1.03)
Portfolio Turnover Rate (%)                                   68                  68                  68
Net Assets, End of the Period (000)                       $9,653              $8,618              $2,987

(a) Commencement of Operations.
(b) Per share net investment loss has been calculated using the average shares outstanding during the period.
(c) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B and Class C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to the expense limitation would have been (%):

                                                        CLASS A              CLASS B             CLASS C
                                                           3.14                 3.89                3.89
(e) Computed on an annualized basis.

GLOSSARY OF TERMS

BID PRICE -- the price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.


DERIVATIVE -- A financial instrument whose value and performance is based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.


INCOME DISTRIBUTIONS -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.


INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.


PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.


TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.


VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[GRAPHIC OMITTED]


   IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
                  UPON REQUEST:

     ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the Fund's investments. Each report includes a discussion of
 the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

   STATEMENT OF ADDITIONAL INFORMATION (SAI) --
   Provides more detailed information about the
  Fund, has been filed with the Securities and
Exchange Commission and is incorporated into this                        NEW ENGLAND BULLSEYE FUND
             Prospectus by reference.

    TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
    SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR
    FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:

              New England Funds, L.P.
                399 Boylston Street
            Boston, Massachusetts 02116
              Telephone: 800-225-5478
           Internet: www.mutualfunds.com

Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may
                     require.


 You can review the Fund's reports and SAI at the
   Public Reference Room of the Securities and
    Exchange Commission. Text-only copies are available free from the Commission's Web site at:
                   www.sec.gov.


 Copies of these publications are also available
    for a fee by writing or calling the Public
            Reference Room of the SEC,
            Washington, D.C. 20549-6009
              Telephone: 800-SEC-0330

 New England Funds, L.P., and other firms selling
  shares of New England Funds are members of the National Association of Securities Dealers, Inc.
 (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.
Investors may obtain a copy by contacting the NASD
 at 800-289-9999 or by visiting their Web site at
                  www.NASDR.com.

                                                          (Investment Company Act File No. 811-7345)
                                                                                          XBE51-0599

[LOGO](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------


NEW ENGLAND CAPITAL GROWTH FUND                       NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH AND INCOME FUND                    NEW ENGLAND GROWTH FUND
(formerly New England Growth Opportunities Fund)      NEW ENGLAND VALUE FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND                 NEW ENGLAND BULLSEYE FUND
NEW ENGLAND EQUITY INCOME FUND


STATEMENT OF ADDITIONAL INFORMATION -- PART I



MAY 3, 1999

         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 3, 1999 for Class A, Class B and Class C shares or the Prospectus of the Funds dated May 3, 1999 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling New England Funds at 800-225-5478 or by placing an order online at www.mutualfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds as well as other New England Funds.

         New England Growth Fund, New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund and New England Value Fund are each a diversified fund of New England Funds Trust I, a registered open-end management investment company that offers a total of twelve funds; New England Growth and Income Fund is a diversified fund of New England Funds Trust II, a registered open-end management investment company that offers a total of seven funds; and New England Equity Income Fund and New England Bullseye Fund are diversified and non-diversified, respectively, funds of New England Funds Trust III, a registered open-end management investment company that offers a total of six funds. New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust."


         The Funds' financial statements and accompanying notes are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                                TABLE OF CONTENTS


                                     PART I                          Page
     Investment Restrictions                                           ii
     Fund Charges and Expenses                                        viii
     Ownership of Fund Shares                                          xvi
     Investment Performance of the Funds                               xix
                                     PART II
     Miscellaneous Investment Practices                                 2
     Management of the Trusts                                          22
     Portfolio Transactions and Brokerage                              36
     Description of the Trusts and Ownership of Shares                 43
     How to Buy Shares                                                 46
     Net Asset Value and Public Offering Price                         46
     Reduced Sales Charges - Class A Shares Only                       47
     Shareholder Services                                              49
     Redemptions                                                       56
     Standard Performance Measures                                     58
     Income Dividends, Capital Gain Distributions and Tax Status       63
     Financial Statements                                              65
     Appendix A - Description of Bond Ratings                          66
     Appendix B - Publications That May Contain Fund Information       68
     Appendix C - Advertising and Promotional Literature               71
     Appendix D - Portfolio Composition of the High Income,
                  Bond Income, Strategic Income and International
                  Equity Funds                                         75

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


        The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


NEW ENGLAND GROWTH FUND, NEW ENGLAND VALUE FUND AND NEW ENGLAND BALANCED FUND New England Growth Fund (the "Growth Fund"), New England Value Fund (the "Value Fund") and New England Balanced Fund (the "Balanced Fund") each will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)    Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Value Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent such Funds from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)   Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14)   Write options or warrants;

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Growth Fund, the Value Fund and the Balanced Fund each may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees.)

NEW ENGLAND CAPITAL GROWTH FUND
New England Capital Growth Fund (the "Capital Growth Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

 (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);


 (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);


*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

 (6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

 (11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts;

+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees); or

*(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

NEW ENGLAND INTERNATIONAL EQUITY FUND
New England International Equity Fund (the "International Equity Fund") may not:

 (1) With respect to 75% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

 (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

 (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

 (6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

 (11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its total assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees); or

*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.


NEW ENGLAND GROWTH AND INCOME FUND
(formerly New England Growth Opportunities Fund)
New England Growth and Income Fund (the "Growth and Income Fund") will not:


*(1) Purchase securities of an issuer if such purchase would cause more than 5% of the market value of the total Fund assets to be invested in the securities of such issuer (exclusive of United States or Canadian government obligations), or if such purchase would cause more than 10% of the securities of such issuer to be held by the Fund;

*(2) Purchase or retain the securities of any issuer if the officers and trustees of New England Funds Trust II owning beneficially 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer;

*(3) Purchase the securities issued by any other investment company, except that a purchase involving no commission or profit to a sponsor or dealer (other than a customary broker's commission) is permitted and except that a purchase that is part of a plan of merger or consolidation is permitted;

*(4) Purchase securities issued by companies with a record (including that of their predecessors) of less than three years' continuous operation;

*(5) Purchase securities for the portfolio on margin, make short sales or make loans to persons affiliated with New England Funds Trust II;

*(6) Act as underwriter of securities of other issuers, or invest directly in real estate or in commodities or commodity contracts; or

*(7) Make loans to other persons, provided, however, that this restriction shall not prohibit the Fund from entering into repurchase agreements with respect to not more than 25% of the Fund's total assets taken at current value. The purchase of a portion of an issue of bonds, notes or debentures publicly distributed or of a type customarily purchased by institutional investors does not constitute the making of loans within the meaning of this restriction;

*(8) Borrow money, except that the Fund may make secured or unsecured bank borrowings, provided that an asset coverage of at least 300% for all such borrowings (including the amount then being borrowed) is maintained as required by the 1940 Act;

*(9) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security; any borrowing permitted by restriction (8) above; any collateral arrangements with respect to options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom;

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust II's trustees).

        It is a fundamental policy of the Fund that it will not concentrate its assets in the securities of issuers in the same industry. The Fund intends to abide by the views of the SEC staff on what constitutes industry concentration. Accordingly, the Fund will not make an investment if, immediately thereafter, the Fund would hold more than 25% of its total assets in securities of issuers in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        The Fund has no present intention of borrowing money except on a temporary basis, as may be needed, to cover redemptions of shares. Should this intention change, the Prospectus will be amended.

NEW ENGLAND EQUITY INCOME FUND
New England Equity Income Fund (the "Equity Income Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more that 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

 (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further considerations, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

 (4) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and swap contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts, swap contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction;

 (9) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (b) enter in to currency forward contracts;

+(10) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust III's trustees);

*(11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (4) above; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and options on futures contracts or swap contracts and with respect to initial and variation margin, the purchase or sale of options, forward contracts, future contracts, swap contracts or options on futures contracts or swap contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the New England Funds Trust III's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)


NEW ENGLAND BULLSEYE FUND
New England Bullseye Fund (the "Bullseye Fund") may not:

*(1) Invest more than 25% of the Fund's total assets in the securities of issuers engaged in any one industry (except securities issued by the U.S. Government, its agencies or instrumentalities);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3)    Borrow money in excess of 33 1/3% of its total assets;

*(4) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(5) Buy or sell real estate or commodities or commodity contracts, except that the Fund may buy and sell financial futures contracts and options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of issuers that invest in the foregoing);

*(6) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

+(7) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Fund Trust III's trustees);

*(8) Issue senior securities, except as permitted by the 1940 Act or any relevant exemption thereunder. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar instruments.)

        Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

        The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are liquid and thus subject to restriction (7) above.


--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

MANAGEMENT FEES

         Pursuant to an advisory agreement dated August 30, 1996, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Growth Fund, subject to the supervision of the Board of Trustees of New England Funds Trust I. Under the advisory agreement, the Fund pays CGM an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets and 0.65% of such assets in excess of $500 million. Prior to August 30, 1996, CGM served as adviser to the Growth Fund pursuant to an advisory agreement providing for an advisory fee at the same rate as currently in effect for such Fund.


         Pursuant to separate advisory agreements, each dated August 30, 1996 and amended May 1, 1998 (dated March 16, 1998 in the case of Bullseye Fund), New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Capital Growth, Value, Balanced, International Equity, Growth and Income, Equity Income and Bullseye Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements, each such Fund has agreed to pay NEFM a gross management fee at the annual rate set forth in the following table, reduced by the amount of any sub-advisory fees paid by the Fund to the subadviser pursuant to any sub-advisory agreement:

                                                             Management fee payable by Fund to NEFM
                                                              (reduced by any subadviser fees paid)
                     Fund                           (as a percentage of average daily net assets of the Fund)
-----------------------------------------------     ----------------------------------------------------------
Balanced Fund,                                         0.75%     of the first $200 million
Capital Growth Fund and                                0.70%     of the next $300 million
Value Fund                                             0.65%     of amounts in excess of $500 million

Growth and Income Fund and Equity Income               0.70%     of the first $200 million
Fund                                                   0.65%     of the next $300 million
                                                       0.60%     of amounts in excess of $500 million

International Equity Fund                              0.90%     of the first $200 million
                                                       0.85%     of the next $300 million
                                                       0.80%     of amounts in excess of $500 million


Bullseye Fund                                          0.95%     of the first $200 million
                                                       0.90%     of the next $300 million
                                                       0.85%     of amounts in excess of $500 million

         The advisory agreements for the Capital Growth, Value, Balanced, International Equity, Growth and Income, Equity Income and Bullseye Funds each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996 and amended May 1, 1998 (dated February 14, 1997, and amended May 1, 1998, March 16, 1998 and April 17, 1998 in the case of International Equity, Bullseye and the Capital Growth Funds, respectively), NEFM has delegated responsibility for managing the investment and reinvestment of each of these Funds' assets to a subadviser. The subadviser is Loomis Sayles & Company, L.P. ("Loomis Sayles"), in the case of the International Equity, Balanced, Value and Equity Income Funds, Westpeak Investment Advisors, L.P. ("Westpeak"), in the case of the Growth and Income and Capital Growth Funds and Jurika & Voyles, L.P. ("Jurika & Voyles") in the case of the Bullseye Fund. For the services described in the subadvisory agreements, each such Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:

                                                                          Subadvisory fee payable to subadviser
                 Fund                         Subadviser         (as a percentage of average daily net assets of the Fund)
---------------------------------------    ------------------    ---------------------------------------------------------
Balanced Fund and                          Loomis Sayles           0.535%    of the first $200 million
Value Fund                                                         0.350%    of the next $300 million
                                                                   0.300%    of amounts in excess of $500 million

Capital Growth Fund                        Westpeak                0.40%     of the first $200 million
                                                                   0.35%     of the next $300 million
                                                                   0.30%     of amounts in excess of $500 million

Growth and Income Fund                     Westpeak                0.50%     of the first $25 million
                                                                   0.40%     of the next $75 million
                                                                   0.35%     of the next $100 million
                                                                   0.30%     of the next $200 million

International Equity Fund                  Loomis Sayles           0.40%     of the first $200 million
                                                                   0.35%     of amounts in excess of $200 million

Equity Income Fund                         Loomis Sayles           0.400%    of the first $200 million
                                                                   0.325%    of the next $300 million
                                                                   0.275%    of amounts in excess of $500 million

Bullseye Fund                              Jurika & Voyles         0.57%     of the first $200 million
                                                                   0.50%     of the next $300 million
                                                                   0.43%     of amounts in excess of $500 million



         From August 30, 1996 to January 30, 1998, Loomis Sayles served as subadviser to the Capital Growth Fund pursuant to a subadvisory agreement between NEFM and Loomis Sayles providing for the same subadvisory fee as is currently payable by the Capital Growth Fund to Westpeak. From January 2, 1996 (November 28, 1995 in the case of the Equity Income Fund) to August 30, 1996, NEFM served as adviser and Loomis Sayles served as subadviser to the Capital Growth, Balanced, Value and Equity Income Funds pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for these Funds. Prior to January 2, 1996, Loomis Sayles served as adviser to the Capital Growth, Balanced and Value Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by such Fund to Loomis Sayles at the same rate as the management fee currently payable by such Fund to NEFM.


         From May 1, 1995 until August 30, 1996, NEFM served as adviser and Westpeak served as subadviser to the Growth and Income Fund pursuant to advisory and subadvisory agreements providing for the same management and subadvisory fee rates as are currently in effect for the Fund.


         From December 29, 1995 until February 14, 1997, Draycott Partners, Ltd. ("Draycott") served as subadviser to the International Equity Fund pursuant to successive subadvisory agreements providing for a subadvisory fee payable by NEFM to Draycott at the annual rate of 0.54% of the first $200 million of the Fund's average daily net assets, 0.49% of the next $300 million of such assets and 0.44% of such assets in excess of $500 million. From December 29, 1995 to August 30, 1996, NEFM served as adviser to the International Equity Fund pursuant to an advisory agreement providing for a management fee at the same rate as is currently in effect for such Fund.


         NEFM has given a binding undertaking to International Equity Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 2.00% of the average daily net assets of the Fund's Class A shares, 2.75% of the average daily net assets of the Fund's Class B shares, 2.75% of the average daily net assets of the Fund's Class C shares and 1.40% (prior to December 31, 1996, 1.00%) of the average daily net assets of the Fund's Class Y shares. This undertaking will be binding on NEFM for the life of the Fund's Prospectus. Loomis Sayles voluntarily agreed to waive in its entirety its subadvisory fee for the International Equity Fund from February 14, 1997 through February 13, 1998. From December 29, 1995 until April 30, 1998, NEFM had voluntarily agreed to reduce its fees and if necessary, to bear certain operating expenses in order to limit the Fund's expenses to an annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares and 1.15% for Class Y shares (prior to December 31, 1996, 1.00%) of the Fund's average daily net assets and prior to December 29, 1995, voluntary limitations were in effect with respect to Draycott, the Distributor and the Fund.

         Since September 1, 1997, Loomis Sayles has voluntarily agreed, until further notice to the Equity Income Fund, to waive its entire subadvisory fee for such Fund. This waiver by Loomis Sayles does not reduce the Fund's expenses. This agreement may be terminated by Loomis Sayles at any time. In addition, NEFM has given a binding undertaking to Equity Income Fund to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares. This undertaking will be binding on NEFM for the life of the Fund's Prospectus (subject to the obligation of the Fund to pay NEFM such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which the fee was deferred).


         For the period January 30, 1998 to April 17, 1998, Westpeak served as subadviser to the Capital Growth Fund under an interim subadvisory agreement dated January 30, 1998 providing for the same fee that was paid to Loomis Sayles.


         NEFM has given a binding undertaking to Bullseye Fund to reduce its management fee and, if necessary, to bear certain expenses associated with the Fund, to the extent necessary to limit the Fund's expenses to the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. This undertaking will be binding on NEFM for the life of the Fund's Prospectus (subject to the obligation of the Fund to pay NEFM such deferred fees (but not expenses borne) in later periods to the extent that the Funds expenses fall below the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which the fee was deferred).


         As of May 1, 1998, each subadvisory agreement between NEFM and Loomis Sayles or Westpeak was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by NEFM. Also as of May 1, 1998, the advisory agreement for each Fund, except the Growth Fund and the Bullseye Fund, was amended to provide that the management fees payable by the Fund to NEFM are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadviser (the advisory agreement for the Bullseye Fund already provided for such payment arrangements). These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, nor the services to be provided to the Funds by NEFM and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.

         For the last three fiscal years (or for the period from March 31, 1998 to December 31, 1998 in the case of the Bullseye Fund), the advisory or management fees payable by the Funds (before any voluntary fee reductions and any reduction by the amount of any subadvisory fees paid by the Fund to its subadviser) were as follows:

                     FUND                         1996**           1997***          1998****
    ------------------------------                ------           -------          --------

    Growth Fund                                   $8,300,884       $9,757,792      $11,260,645
    Capital Growth Fund                           $1,245,009       $1,436,893      $ 1,546,360
    Value Fund                                    $2,241,498       $3,030,220      $ 3,260,867
    Balanced Fund                                 $2,355,084       $2,830,754      $ 2,876,837
    International Equity Fund*                    $2,439,442       $1,241,968      $   734,344
    Growth and Income Fund                        $1,414,997       $1,809,523      $ 2,586,482
    Equity Income Fund*****                          $16,222          $41,756      $   248,935
    Bullseye Fund******                                  N/A              N/A      $   115,268

*      As a result of the voluntary expense limitation in effect, the International Equity Fund paid $2,183,655, $734,003 and $460,772, respectively, in advisory or management fees for the fiscal years ended December 31, 1996, 1997 and 1998.

**     For the fiscal year ended December 31, 1996, NEFM paid subadvisory fees of $1,497,544,
       $882,259 and $1,440,747 to Loomis Sayles for the Balanced, Capital Growth and Value
       Funds, respectively. For the fiscal year ended December 31, 1996, NEFM paid subadvisory fees of $1,296,747 to Draycott (after the waiver) and $781,353 to Westpeak for the
       International Equity and Growth and Income Funds, respectively. Without the voluntary fee waiver, NEFM would have paid Draycott a subadvisory fee of $1,448,652 for the
       International Equity Fund for the fiscal year ended December 31, 1996.

***    For the fiscal year ended December 31, 1997, NEFM paid subadvisory fees of $1,735,375,
       $1,020,031 and $1,835,110 to Loomis Sayles for the Balanced, Capital Growth and Value
       Funds, respectively. For the fiscal year ended December 31, 1997, NEFM paid subadvisory fees of $0 to Loomis Sayles (after the waiver) and $964,009 to Westpeak for the Equity
       Income and Growth and Income Funds, respectively. For the period January 1 to February
       13, 1997, NEFM paid subadvisory fees of $77,259 to Draycott for the International Equity
       Fund, and for the period February 14 to December 31, 1997, no subadvisory fees were paid by NEFM to Loomis Sayles as a result of the voluntary fee waiver by Loomis Sayles.
       Without the voluntary fee waiver, NEFM would have paid Draycott a subadvisory fee for the
       International Equity Fund of $128,701 for the period January 1, to February 13, 1997 and a subadvisory fee of $347,719 to Loomis Sayles for the period February 14 to December 31,
       1997.

****   For the period January 1 to April 30, 1998, NEFM paid subadvisory fees of $595,881, $262,382 and $673,095 to Loomis Sayles for the Balanced, Capital Growth and Value Funds, respectively.
       Also, for the period January 1 to April 30, 1998, NEFM paid a subadvisory fee of $91,245 to
       Westpeak for the Capital Growth Fund. For the period May 1 to December 31, 1998, the
       Balanced, Capital Growth and Value Funds paid subadvisory fees to Loomis Sayles of
       $1,064,192, $0 and $1,277,533, respectively. Also, for the period May 1 to December 31, 1998,
       NEFM paid a subadvisory fee of $555,010 to Westpeak for the Capital Growth Fund. For the
       period January 1 to April 30, 1998, NEFM paid subadvisory fees of $0 to Loomis Sayles (after the waiver) and $396,979 to Westpeak for the Equity Income and Growth and Income Funds,
       respectively. For the period May 1 to December 31, 1998, the Equity Income Fund and Growth
       and Income Fund paid $0 to Loomis Sayles (after the waiver) and $2,189,503 to Westpeak, respectively. Without the voluntary fee waiver, NEFM and the Equity Income Fund would have paid Loomis Sayles a subadvisory fee of $43,015 and $99,239, respectively, for such periods.
       For the period January 1 to February 14, 1998, no subadvisory fees were paid by NEFM to
       Loomis Sayles for the International Equity Fund as a result of the voluntary fee waiver by
       Loomis Sayles. For the period February 15, 1998 to April 30, 1998, NEFM paid Loomis Sayles a subadvisory fee of $73,345. For the period May 1, 1998 to December 31, 1998, the Fund paid a subadvisory fee of $143,678 to Loomis Sayles. Without a voluntary fee waiver by Loomis
       Sayles, the amount of the subadvisory fee that the Fund would have paid to Loomis Sayles, for the period May 1, 1998 to December 31, 1998 would have been $326,375.

*****  As a result of the voluntary expense limitations in effect, the Equity Income Fund paid no management fees to NEFM and NEFM paid no subadvisory fees to Loomis Sayles for the fiscal years ended December 31, 1996 and 1997 and the Fund paid no subadvisory fees to
       NEFM for the fiscal year ended December 31, 1998. Without the voluntary fee waiver, NEFM would have paid Loomis Sayles subadvisory fees of $9,155, $23,861 and $43,010 for the fiscal years ended December 31, 1996 and 1997 and for the period from January 1 to April
       30, 1998, respectively, and the Fund would have paid Loomis Sayles a subadvisory fee of
       $99,239 for the period from May 1 to December 31, 1998.

****** The Bullseye Fund commenced operations on March 31, 1998. As a result of the voluntary fee deferral and expense limitations in effect, the Fund paid no management fees to NEFM and no subadvisory fees to Jurika & Voyles for the fiscal period ending December 31,
       1998. Without the voluntary fee deferral and expense limitation, the Fund would have paid
       NEFM a management fee of $46,107 and Jurika & Voyles a subadvisory fee of $69,161.



         For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

BROKERAGE COMMISSIONS


         In 1996, 1997and 1998, brokerage transactions for Growth Fund aggregating $729,976,367, $782,645,000 and $839,415,762, respectively, were allocated to brokers providing research services, and $804,468, $782,645 and $925,576, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998 the Fund paid total brokerage commissions of $6,700,404, $6,669,194 and $6,163,593, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Value Fund aggregating $27,447,729, $19,208,488 and $77,873,944, respectively, were allocated to brokers providing research services, and $42,841, $29,690 and $119,738, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $563,181, $618,342 and $967,035, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Balanced Fund aggregating $17,564,632, $17,718,990 and $68,151,350, respectively, were allocated to brokers providing research services, and $26,139 ,$24,900 and $107,472, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $373,304, $376,805 and $563,035, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Growth and Income Fund aggregating $180,664,244, $531,986,567 and $365,997,958, respectively, were allocated to brokers providing research services and $157,185, $162,980 and $154,557, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $352,661, $351,050 and $619,719, respectively.

         In 1996, 1997 and 1998, brokerage transactions for International Equity Fund aggregating $375,687,256, $462,898,584 and $15,145, respectively, were allocated to brokers providing research services and $836,718, $0 and $0, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $836,718, $1,222,767 and $506,328, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Captial Growth Fund aggregating $7,402,475, $105,213,412 and $179,733,449, respectively, were allocated to brokers providing research services and $4,500, $4,000 and $63,846, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $174,585, $103,244 and $366,221, respectively.

          In 1996, 1997 and 1998, brokerage transactions for Equity Income Fund aggregating $1,981,029, $0 and $44,172, respectively, were allocated to brokers providing research services and $48, $0 and $2,508, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $3,140, $29,840 and $69,295, respectively.

         For the period from March 31, 1998 to December 31, 1998, brokerage transactions for Bullseye Fund aggregating $4,560,101 were allocated to brokers providing research services, and $4,375 in commissions were paid on these transactions. During 1998, the Bullseye Fund paid total brokerage commissions of $35,314.


         For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.


SALES CHARGES AND 12B-1 FEES


         As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the fiscal years ended December 31, 1996, 1997 and 1998:

                 FUND                      1996            1997               1998
  ------------------------------           ----            ----               ----


  Growth Fund***                          $3,058,031       $3,600,444      $4,095,985  (Class A)
                                                              $71,751      $  398,656  (Class B)
                                                               N/A         $    3,017  (Class C)

  Value Fund                                $646,962         $819,873      $  840,948  (Class A)
                                            $359,799         $661,091      $  840,370  (Class B)
                                             $21,301          $52,413      $   70,069  (Class C)*

  Balanced Fund                             $510,417         $567,385      $  574,918  (Class A)
                                            $486,789         $680,895      $  810,837  (Class B)
                                             $15,702          $36,277      $   54,042  (Class C)*

  Growth and Income Fund                    $397,330         $487,914      $  645,966  (Class A)
                                            $389,526         $626,147      $1,126,326  (Class B)
                                             $45,844          $52,226      $  115,169  (Class C)**

  International Equity Fund                 $316,834         $197,567      $  132,001  (Class A)
                                            $513,700         $347,996      $  225,391  (Class B)
                                             $10,445           $8,625      $   10,161  (Class C)*

  Capital Growth Fund                       $333,455         $370,087      $  390,356  (Class A)
                                            $321,106         $426,954      $  496,089  (Class B)
                                              $5,079           $9,279      $   10,563  (Class C)*

  Equity Income Fund****                          $0          $11,355      $   46,136  (Class A)
                                                  $0          $12,154      $  149,076  (Class B)
                                                  $0           $2,076      $   20,584  (Class C)

  Bullseye Fund*****                             N/A              N/A      $   14,605  (Class A)
                                                 N/A              N/A      $   45,443  (Class B)
                                                 N/A              N/A      $   17,474  (Class C)


    * Class C shares were first offered on January 3, 1995.


   ** Growth and Income Fund Class C shares were first offered on May 1, 1995.


  *** The Growth Fund offered only Class A shares during 1995 and 1996. Class B shares were first offered on February 28, 1997. Class C shares were first offered on September 1,
      1998.

 **** The Equity Income Fund commenced operations on November 25, 1995 with an initial distribution of its Class A shares. Class B and C shares first became available on
      September 1, 1997.

***** The Bullseye Fund commenced operations on March 31, 1998, offering Class A, Class B and
      Class C shares.

         During the fiscal year ended December 31, 1998, expenses relating to each Fund's 12b-1 plans were as follows:

GROWTH FUND


(Class A shares)
Compensation to Investment Dealers                                   $4,086,385
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  392,469
                                                                     ----------
                                                     TOTAL           $4,478,854

(Class B shares)
Compensation to Investment Dealers                                   $1,665,786
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  248,224
                                                                     ----------
                                                     TOTAL           $1,914,010

(Class C shares)
Compensation to Investment Dealers                                   $   15,922
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   62,226
                                                                     ----------
                                                     TOTAL           $   78,148


VALUE FUND


(Class A shares)
Compensation to Investment Dealers                                   $  838,806
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  170,070
                                                                     ----------
                                                     TOTAL           $1,008,876
(Class B shares)
Compensation to Investment Dealers                                   $  731,193
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  150,161
                                                                     ----------
                                                     TOTAL           $  881,354

(Class C shares)
Compensation to Investment Dealers                                   $   79,654
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   88,732
                                                                     ----------
                                                     TOTAL           $  168,386


BALANCED FUND


(Class A shares)
Compensation to Investment Dealers                                   $  574,813
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  159,090
                                                                     ----------
                                                     TOTAL           $  733,903

(Class B shares)
Compensation to Investment Dealers                                   $  720,780
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  149,216
                                                                     ----------
                                                     TOTAL           $  869,996

(Class C shares)
Compensation to Investment Dealers                                   $   62,842
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   88,572
                                                                     ----------
                                                     TOTAL           $  151,414

GROWTH AND INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                   $  642,672
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  239,566
                                                                     ----------
                                                     TOTAL           $  882,230

(Class B shares)
Compensation to Investment Dealers                                   $2,085,462
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  240,653
                                                                     ----------
                                                     TOTAL           $2,326,115

(Class C shares)
Compensation to Investment Dealers                                   $  178,407
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  118,330
                                                                     ----------
                                                     TOTAL           $  296,737

INTERNATIONAL EQUITY FUND


(Class A shares)
Compensation to Investment Dealers                                   $  131,999
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  118,759
                                                                     ----------
                                                     TOTAL           $  250,758

(Class B shares)
Compensation to Investment Dealers                                   $  117,550
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  113,889
                                                                     ----------
                                                     TOTAL           $  231,439

(Class C shares)
Compensation to Investment Dealers                                   $   11,142
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   81,764
                                                                     ----------
                                                     TOTAL           $   92,906


CAPITAL GROWTH FUND


(Class A shares)
Compensation to Investment Dealers                                   $  390,807
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  146,387
                                                                     ----------
                                                     TOTAL           $  537,194

(Class B shares)
Compensation to Investment Dealers                                   $  349,474
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  126,663
                                                                     ----------
                                                     TOTAL           $  476,137

(Class C shares)
Compensation to Investment Dealers                                   $   12,555
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   83,044
                                                                     ----------
                                                     TOTAL           $   95,599


EQUITY INCOME FUND


(Class A shares)
Compensation to Investment Dealers                                   $   46,088
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  125,809
                                                                     ----------
                                                     TOTAL           $  171,897

(Class B shares)
Compensation to Investment Dealers                                   $  333,499
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  128,528
                                                                     ----------
                                                     TOTAL           $  462,027

(Class C shares)
Compensation to Investment Dealers                                   $   24,249
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   81,082
                                                                     ----------
                                                     TOTAL           $  106,051


BULLSEYE FUND


(Class A shares)
Compensation to Investment Dealers                                   $   14,682
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  106,109
                                                                     ----------
                                                     TOTAL           $  120,791

(Class B shares)
Compensation to Investment Dealers                                   $  322,012
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  103,509
                                                                     ----------
                                                     TOTAL           $  425,521

(Class C shares)
Compensation to Investment Dealers                                   $   31,971
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   92,972
                                                                     ----------
                                                     TOTAL           $  124,943

         Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the
Distributor: $3,015,912 relating to the Class A shares, $833,421 relating to the Class B shares and $2,204 relating to the Class C shares of the Growth Fund; $634,024 relating to the Class A shares, $570,384 relating to the Class B shares and $21,574 relating to the Class C shares of the Value Fund; $144,934 relating to the Class A shares, $483,850 relating to the Class B shares and $23,696 relating to the Class C shares of the Balanced Fund; $266,094 relating to the Class A shares, $1,256,830 relating to the Class B shares and $47,600 relating to the Class C shares of the Growth and Income Fund; $86,883 relating to the Class A shares, $80,153 relating to the Class B shares and $2,207 relating to the Class C shares of the International Equity Fund; $282,636 relating to the Class A shares, $280,056 relating to the Class B shares and $6,935 relating to the Class C shares of the Capital Growth Fund; $26,739 relating to the Class A shares, $278,214 relating to the Class B shares and $10,760 relating to the Class C shares of the Equity Income Fund; and $6,777 relating to the Class A shares, $183,283 relating to the Class B shares and $10,945 relating to the Class C shares of the Bullseye Fund. New England Securities paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------


         As of April 1, 1999, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below. In addition, each person that has direct or indirect beneficial ownership of more than 25% of the outstanding shares of the indicated classes of the Funds set forth below may be deemed to control that Fund as defined in the 1940 Act.

            FUND                      SHAREHOLDER AND ADDRESS                              OWNERSHIP PERCENTAGE
            ----                      -----------------------                              --------------------
CAPITAL GROWTH FUND
Class Y shares                        Metropolitan Life Insurance                                 78.12%
                                      C/O Dianne Lenny
                                      501-6 Boylston Street
                                      Boston, MA  02116-3706

                                      New England Life Insurance Company                          21.88%
                                      C/O Terry Wing
                                      501 Boylston Street
                                      Boston, MA  02116-3706

BALANCED FUND
Class Y shares                        New England Mutual Life Insurance Co.                       68.00%
                                      Separate Investment Accounting
                                      Attn: Brenda Harmon
                                      501 Boylston Street - 6th Floor
                                      Boston, MA  02116-3706

                                      Exceptional Childrens Foundation                            15.92%
                                      Attn: Joaquin Olano
                                      3750 W Martin Luther King Jr. Blvd.
                                      Los Angeles, CA 90008-1750

                                      Metropolitan Life Insurance Company                          9.90%
                                      C/O GADC - Gerald Hart - Agency
                                      Operations NELICO
                                      501 Boylston Street - 10th Floor
                                      Boston, MA  02116-3706

                                      Chase Manhattan Bank                                         5.77%
                                      Directed Trustee for MetLife Defined
                                      Contribution Group
                                      770 Broadway - 10th Floor Floor
                                      New York, NY 10003-9522

GROWTH AND INCOME FUND
Class Y shares                        Chase Manhattan Bank                                        51.25%
                                      Directed Trustee for MetLife Defined
                                      Contribution Group
                                      770 Broadway - 10th Floor
                                      New York, NY 10003-9522

                                      Metropolitan Life Insurance                                 33.62%
                                      GADC Dianne Lenny
                                      501-6 Boylston Street
                                      Boston, MA  02116-3706

                                      Metropolitan Life Insurance Company                         10.92%
                                      C/O MetLife FBC/SFM
                                      Attn: Jay Langan
                                      4100 W Boy Scout Blvd.
                                      Tampa, FL 33607-5793

INTERNATIONAL EQUITY FUND
Class Y shares                        Chase Manhattan Bank                                        52.66%
                                      Directed Trustee for MetLife Defined
                                      Contribution Group
                                      770 Broadway - 10th Floor
                                      New York, NY 10003-9522

                                      Metropolitan Life Insurance Co.                             44.00%
                                      C/O GADC - Gerald Hart - Agency
                                      Operations NELICO
                                      501 Boylston Street - 10th Floor
                                      Boston, MA  02116-3706

VALUE FUND
Class Y shares                        New England Mutual Life Insurance Co.                       83.63%
                                      Separate Investment Accounting
                                      Attn: Brenda Harmon
                                      501 Boylston Street - 6th Floor
                                      Boston, MA  02116-3706

                                      New England Life Insurance Co.                              14.84%
                                      Debbie Milliner
                                      C/O Financial Admin.
                                      501 Boylston Street
                                      Boston, MA  02116-3706

BULLSEYE FUND
Class C shares                        MLPF&S for the Sole Benefit of its                          14.96%
                                      Customers
                                      Attn: Fund Administration ML#97U
                                      4800 Deer Lake Dr. East - 2nd Floor
                                      Jacksonville, FL 32246-6484

                                      State Street Bank and Trust Company
                                      Cust for the IRA of Norma J. Plonkey
                                      38101 Afton Drive
                                      Sterling Heights, MI 48310-3305


----------------------------------------------------------------------------------------------------------------------
                                          INVESTMENT PERFORMANCE OF THE FUNDS
----------------------------------------------------------------------------------------------------------------------

                                         PERFORMANCE RESULTS - PERCENT CHANGE*
                                             For The Periods Ended 12/31/98

GROWTH FUND**
                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
Class A shares:  As a % of                        1 Year     5 Years      10 Years           5 Years        10 Years
---------------------------------                 ------     -------      --------           -------        --------
Net Asset Value                                    33.4       155.6        435.1              20.7            18.3
Maximum Offering Price                             25.7       140.9        404.0              19.2            17.6

                                                          Aggregate                                 Average Annual
                                                        Total Return                                 Total Return
                                                  ----------------------------                  ------------------------
                                                                                                    Since Inception
Class B shares: As a % of                         1 Year      Since 2/28/97***                        2/28/97***
---------------------------------                 ------      ----------------                  ------------------------
Net Asset Value                                    32.4           51.5                                  25.3
Redemption at End of Period                        27.4           47.9                                  23.7

                                                        Aggregate                                   Average Annual
                                                      Total Return                                   Total Return
                                                  ------------------------                       -------------------
                                                          Since                                     Since Inception
Class C shares: As a % of                               9/1/98***                                      9/1/98***
---------------------------------                      ----------                                   ----------------
Net Asset Value                                         22.2                                             22.0
Redemption at End of Period                             21.2                                             21.2

VALUE FUND
                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                                 ----------------------------------          -----------------------
Class A shares:  As a % of                        1 Year     5 Years      10 Years           5 Years        10 Years
---------------------------------                 ------     -------      --------           -------        --------
Net Asset Value                                    7.1        113.4        291.8              16.4            14.6
Maximum Offering Price                             0.9        101.2        269.3              15.0            14.0

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                             ----------------------------------------    ------------------------------
                                                                           Since                              Since
Class B shares:  As a % of                        1 Year     5 Years     9/13/93***           5 Years       9/13/93***
---------------------------------                 ------     -------     ----------           -------       ----------
Net Asset Value                                    6.3        105.7        118.7              15.5            15.9
Redemption at End of Period                        1.6        103.7        117.7              15.3            15.8

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                                 ----------------------------------     -------------------------------
                                                                      Since                          Since
Class C shares:  As a % of                          1 Year          12/30/94***                   12/30/94***
---------------------------------                   ------          -----------                   -----------
Net Asset Value                                    6.3                110.1                          20.3
Redemption at End of Period                        5.3                110.1                          20.3

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
                                                                  Since                              Since
Class Y shares:  As a % of                          1 Year      3/31/94***                         3/31/94***
---------------------------------                   ------      ----------                         ----------
Net Asset Value                                    7.4            123.9                              18.5

BALANCED FUND
                                                          Aggregate                             Average Annual
                                                         Total Return                            Total Return
                                            ---------------------------------------     -------------------------------
Class A shares:  As a % of                       1 Year      5 Years      10 Years            5 Years        10 Years
---------------------------------                ------      -------      --------            -------        --------
Net Asset Value                                    8.2         83.1        203.6               12.9           11.8
Maximum Offering Price                             2.0         72.5        186.2               11.5           11.1

                                                           Aggregate                            Average Annual
                                                          Total Return                           Total Return
                                             ---------------------------------------     ------------------------------
                                                                           Since                              Since
Class B shares:  As a % of                        1 Year     5 Years    9/13/93***            5 Years      9/13/93***
---------------------------------                 ------     -------    ----------            -------      ----------
Net Asset Value                                    7.3         76.2         82.0              12.0            12.0
Redemption at End of Period                        2.6         74.2         81.0              11.8            11.9

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
                                                                       Since                          Since
Class C shares:  As a % of                          1 Year          12/30/94***                    12/30/94***
---------------------------------                   ------          -----------                    -----------
Net Asset Value                                     7.3                82.1                            16.1
Redemption at End of Period                         6.4                82.1                            16.1

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
                                                                       Since                          Since
Class Y shares:  As a % of                          1 Year           3/8/94***                      3/8/94***
---------------------------------                   ------           ---------                      ---------
Net Asset Value                                      8.6                86.0                            13.7

GROWTH AND INCOME FUND
                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
Class A shares:  As a % of                        1 Year     5 Years      10 Years           5 Years        10 Years
---------------------------------                 ------     -------      --------           -------        --------
Net Asset Value                                    23.9       164.4        397.7               21.5           17.4
Maximum Offering Price                             16.8       149.3        369.2               20.0           16.7

                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                             ---------------------------------------     -------------------------------------
                                                                           Since                                  Since
Class B shares:  As a % of                        1 Year     5 Years    9/13/93***             5 Years          9/13/93***
---------------------------------                 ------     -------    ----------             -------          ----------
Net Asset Value                                    23.1       156.2        157.7               20.7               19.6
Redemption at End of Period                        18.1       154.2        156.7               20.5               19.5

                                                           Aggregate                               Average Annual
                                                         Total Return                               Total Return
                                             --------------------------------------     --------------------------------------
                                                                       Since                             Since
Class C shares:  As a % of                          1 Year           5/1/95***                         5/1/95***
---------------------------------                   ------           ---------                         ---------
Net Asset Value                                      22.9             127.8                               25.1
Redemption at End of Period                          21.9             127.8                               25.1

                                                           Aggregate                                 Annualized
                                                         Total Return                               Total Return
                                             --------------------------------------     --------------------------------------
                                                                       Since                            Since
Class Y shares:  As a % of                          1 Year          11/18/98***                      11/18/98***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                       n/a               8.1                              8.1

INTERNATIONAL EQUITY FUND
                                                            Aggregate                             Average Annual
                                                          Total Return                             Total Return
                                             ----------------------------------------     -------------------------------
                                                                           Since                               Since
Class A shares:  As a % of                       1 Year     5 Years     5/21/92***             5 Years       5/21/92***
---------------------------------                ------    --------     ----------             -------       ----------
Net Asset Value                                    6.7        16.4         43.1                  3.1             5.6
Maximum Offering Price                             0.5         9.7         34.9                  1.9             4.6

                                                           Aggregate                              Average Annual
                                                         Total Return                              Total Return
                                             --------------------------------------      ---------------------------------
                                                                          Since                                 Since
Class B shares:  As a % of                       1 Year     5 Years     9/13/93***            5 Years         9/13/93***
---------------------------------                ------     -------     ----------           ---------        ----------
Net Asset Value                                    5.8        12.5         12.9                 2.4             2.3
Redemption at End of Period                        0.8        10.6         11.9                 2.0             2.2

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                       Since                            Since
Class C shares:  As a % of                          1 Year          12/30/94***                      12/30/94***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                      5.9                 5.1                             1.3
Redemption at End of Period                          4.9                 5.1                             1.3

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------    -----------------------------------
                                                                          Since                           Since
Class Y shares:  As a % of                        1 Year     5 Years    9/9/93***           5 Years     9/13/93***
---------------------------------                 ------     -------    ---------           -------     ----------
Net Asset Value                                    7.3        20.7         21.6               3.8           3.8

CAPITAL GROWTH FUND
                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                          Since                                 Since
Class A shares:  As a % of                        1 Year     5 Years    8/3/92***             5 Years         8/3/92***
---------------------------------                 ------     -------    ---------             -------         ---------
Net Asset Value                                    29.0       127.7        182.3               17.9             17.6
Maximum Offering Price                             21.6       114.6        166.1               16.5             16.5

                                                           Aggregate                              Average Annual
                                                          Total Return                             Total Return
                                             ---------------------------------------     ---------------------------------
                                                                           Since                                Since
Class B shares:  As a % of                        1 Year     5 Years    9/13/93***             5 Years        9/13/93***
---------------------------------                 ------     -------    ----------             -------        ----------
Net Asset Value                                    28.2       118.9        126.7                17.0            16.7
Redemption at End of Period                        23.2       116.9        125.7                16.7            16.6

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                       Since                            Since
Class C shares:  As a % of                          1 Year          12/30/94***                      12/30/94***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                    28.1                 124.0                            22.3
Redemption at End of Period                        27.1                 124.0                            22.3

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                        Since                          Since
Class Y shares:  As a % of                           1 Year           Inception                      Inception
---------------------------------                    ------          ----------                      ----------
Net Asset Value                                       n/a                n/a                            n/a

EQUITY INCOME FUND
                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                       Since                            Since
Class A shares:  As a % of                          1 Year          11/28/95***                      11/28/95***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                      2.7                64.5                             17.5
Maximum Offering Price                              -3.2                55.1                             15.3

                                                           Aggregate                              Average Annual
                                                         Total Return                             Total Return
                                             ---------------------------------------     ---------------------------------
                                                                  Since                               Since
Class B shares:  As a % of                            1 Year     9/15/97***                          9/15/97***
---------------------------------                    ---------   ----------                          ----------
Net Asset Value                                        2.0          5.7                                 4.4
Redemption at End of Period                           -3.1          1.7                                 1.3

                                                           Aggregate                              Average Annual
                                                         Total Return                             Total Return
                                             ---------------------------------------     ---------------------------------
                                                                   Since                              Since
Class C shares:  As a % of                            1 Year      9/15/97***                          9/15/97***
---------------------------------                    ---------    ---------                          ---------
Net Asset Value                                         2.0         5.8                                4.4
Redemption at End of Period                             1.0         5.8                                4.4

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                        Since                          Since
Class Y shares:  As a % of                           1 Year           Inception                      Inception
---------------------------------                    ------           ---------                      ---------
Net Asset Value                                       n/a                n/a                            n/a

BULLSEYE FUND
                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                            Since                                    Since
Class A shares:  As a % of                                3/31/98***                                3/31/98***
---------------------------------                         -----------                               ----------
Net Asset Value                                               1.2                                     1.2
Maximum Offering Price                                       -4.6                                    -4.6

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                            Since                                    Since
Class B shares:  As a % of                                3/31/98***                                3/31/98***
---------------------------------                         -----------                               ----------
Net Asset Value                                               0.8                                      0.8
Redemption at End of Period                                  -4.2                                     -4.2

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                            Since                                    Since
Class C shares:  As a % of                                3/31/98***                                3/31/98***
---------------------------------                         -----------                               ----------
Net Asset Value                                               0.7                                     0.7
Redemption at End of Period                                  -0.3                                    -0.3


*    Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

**   The numbers presented for Class A shares reflect the maximum front-end sales charge currently in effect. Prior to
     March 3, 1997, a higher maximum front-end sales charge was in effect, so that the total returns achieved by investors may have been lower than those shown above.

***  Commencement of Fund operations or offering of specified class of shares.

         The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than this original cost.

    [OBJECT OMITTED]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

NEW ENGLAND FUNDS TRUST I
NEW ENGLAND FUNDS TRUST II
NEW ENGLAND FUNDS TRUST III

STATEMENT OF ADDITIONAL INFORMATION -- PART II


MAY 3, 1999

         The following information applies generally to the funds listed below (the "Funds" and each a "Fund"). The Funds constitute all of the series of New England Funds Trust I, New England Funds Trust II and New England Funds Trust III (the "Trusts" and each a "Trust"), except for New England Access Shares (New England Core Equity Fund, New England Select Fund, New England Stock and Bond Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund), which are not currently being offered to the public. In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement") as well as in the Prospectuses of the Funds dated May 3, 1999 for Class A, Class B and Class C shares and May 3, 1999 for Class Y shares (the "Prospectus" or "Prospectuses"). The following Funds are described in this Statement:


SERIES OF NEW ENGLAND FUNDS TRUST I
-----------------------------------
New England Strategic Income Fund                                             (the "Strategic Income Fund")
New England Bond Income Fund                                                  (the "Bond Income Fund")
New England Municipal Income Fund                                             (the "Municipal Income Fund")
New England Government Securities Fund                                        (the "Government Securities Fund")
New England International Equity Fund                                         (the "International Equity Fund")
New England Growth Fund                                                       (the "Growth Fund")
New England Capital Growth Fund                                               (the "Capital Growth Fund")
New England Value Fund                                                        (the "Value Fund")
New England Balanced Fund                                                     (the "Balanced Fund")
New England Star Advisers Fund                                                (the "Star Advisers Fund")
New England Star Worldwide Fund                                               (the "Star Worldwide Fund")
New England Star Small Cap Fund                                               (the "Star Small Cap Fund")

SERIES OF NEW ENGLAND FUNDS TRUST II
------------------------------------


New England High Income Fund                                                  (the "High Income Fund")
New England Short Term Corporate Income Fund                                  (the "Short Term Corporate Income Fund")
(formerly New England Adjustable Rate U.S. Government Fund)
New England Limited Term U.S. Government Fund                                 (the "Limited Term U.S. Government Fund")
New England Massachusetts Tax Free Income Fund                                (the "Massachusetts Fund")
New England Tax Free Income Fund of New York (formerly New England            (the "New York Fund")
     Intermediate Term Tax Free Fund of New York)
New England Intermediate Term Tax Free Fund of California                     (the "California Fund")
New England Growth and Income Fund (formerly New England Growth               (the "Growth and Income Fund")
     Opportunities Fund)


SERIES OF NEW ENGLAND FUNDS TRUST III
-------------------------------------

New England Bullseye Fund                                                     (the "Bullseye Fund")
New England Equity Income Fund                                                (the "Equity Income Fund")

------------------------------------------------------------------------------------------------------------------------
                                           MISCELLANEOUS INVESTMENT PRACTICES
------------------------------------------------------------------------------------------------------------------------

         The following is a list of certain investment practices in which a Fund may engage as SECONDARY investment strategies. A Fund's primary strategies are detailed in its prospectus.

HIGH INCOME FUND                              STRATEGIC INCOME FUND                      BOND INCOME FUND
----------------                              ---------------------                      ----------------

Equity Securities                             Equity Securities (warrants)                Equity Securities (warrants)
U.S. Government Securities                    When-issued Securities                      Mortgage-backed Securities
Mortgage-backed Securities                    Asset-backed Securities                     Asset-backed Securities
Asset-backed Securities                       Collateralized Mortgage Obligations         Collateralized Mortgage Obligations
Collateralized Mortgage Obligations           Repurchase Agreements                       When-issued Securities
Stripped Securities                           When-issued Securities                      Convertible Securities
Repurchase Agreements                         Foreign Currency Hedging                    Securities in Emerging Markets
When-issued Securities                            Transactions                            Foreign Currency Hedging
Convertible Securities                        Investments in Closed-end                       Transactions
Foreign Currency Hedging                          Investment companies                    Illiquid Securities
    Transactions                              Futures, Options and Swap                       (including Rule 144A Securities)
Illiquid Securities                               Contracts                               Loans of Portfolio Securities
    (including Rule 144A Securities)          Short Sales                                 Short-term Investments
Loans of Portfolio Securities                 Illiquid Securities                         Money Market Instruments
Short-term Investments                            (including Rule 144A Securities)
Money Market Instruments                      Loans of Portfolio Securities
                                              Borrowing/Reverse Repurchase
                                                  Agreements
                                              Short-term Investments
                                              Money Market Instruments

MUNICIPAL INCOME FUND                         SHORT TERM CORPORATE INCOME FUND           LIMITED TERM U.S. GOVERNMENT FUND
---------------------                         --------------------------------           ---------------------------------

Repurchase Agreements                         Convertible Bonds                          Corporate Fixed Income Securities
Stripped Securities                           Stripped Securities                        Mortgage-backed Securities
When-issued Securities                        Repurchase Agreements                      Collateralized Mortgage Obligations
Futures and Options                           When-issued Securities                     Stripped Securities
Short-term Investments                        Securities in Emerging Markets             Repurchase Agreements
Money Market Instruments                      Foreign Currency Hedging                   When-issued Securities
                                                  Transactions/Forward                   Foreign Securities
                                                  Commitments                                (Global Markets,
                                              Futures and Options                            Supranational Agencies)
                                              Short Sales                                Foreign Currency Hedging Transactions
                                              Illiquid Securities                        Futures and Options
                                                  (including Rule 144A Securities)       Illiquid Securities
                                              Loans of Portfolio Securities                  (including Rule 144A Securities)
                                              Short-term Investments                     Loans of Portfolio Securities
                                              Money Market Instruments                   Short-term Investments
                                                                                         Money Market Instruments


GOVERNMENT SECURITIES FUND                    MASSACHUSETTS FUND                         NEW YORK FUND
--------------------------                    ------------------                         -------------


Asset-backed Securities                       U.S. Government Securities                 U.S. Government Securities
Repurchase Agreements                         Mortgage-related Securities                Mortgage-related Securities
When-issued Securities                        Stripped Securities                        Stripped Securities
Futures and Options                           Repurchase Agreements                      Repurchase Agreements
Loans of Portfolio Securities                 When-issued Securities                     When-issued Securities
Short-term Investments                        Futures and Options                        Futures and Options
Money Market Instruments                      Illiquid Securities                        Illiquid Securities
                                                  (including Rule 144A Securities)           (including Rule 144A Securities)
                                              Money Market Instruments                   Money Market Instruments


CALIFORNIA FUND                               BULLSEYE FUND                              INTERNATIONAL EQUITY FUND
----------------                              -------------                              -------------------------


U.S. Government Securities                    Equity Securities (warrants)               U.S. Equity Securities (Common Stock,
Mortgage-related Securities                   U.S. Government Securities                     Convertible Preferred Stock and
Stripped Securities                           Repurchase Agreements                          Bonds and Warrants)
Repurchase Agreements                         When-issued Securities                     U.S. Government Securities
When-issued Securities                        Foreign Securities (Global Markets,        U.S. Corporate Fixed Income Securities
Futures and Options                               Supranational agencies)                Lower-quality U.S. Fixed
Illiquid Securities                           Securities of Emerging Markets                 Income Securities
    (including Rule 144A Securities)          Foreign Currency Hedging                   Repurchase Agreements
Money Market Instruments                          Transactions                           Zero Coupon Securities
                                              Futures, Options and Swap                  When-issued Securities
                                                  Contracts                              Foreign Securities (Depository Receipts)
                                              Short Sales Against the Box                Foreign Currency Hedging
                                              Illiquid Securities                            Transactions
                                                  (including Rule 144A Securities)       Investments in other
                                              Loans of Portfolio Securities                  Investment Companies
                                              Borrowing/Reverse Repurchase               Futures, Options and Swap
                                                  Agreements                                 Contracts
                                              Short-term Investments                     Short Sales Against the Box
                                              Money Market Instruments                   Illiquid Securities
                                                                                             (including Rule 144A Securities)
                                                                                         Loans of Portfolio Securities
                                                                                         Borrowing/Reverse Repurchase
                                                                                             Agreements
                                                                                         Short-term Investments
                                                                                         Money Market Instruments

GROWTH FUND                                   CAPITAL GROWTH FUND                        GROWTH AND INCOME FUND
-----------                                   -------------------                        ----------------------


Equity Securities (warrants and               Equity Securities (warrants)               Equity Securities (warrants and Mid-
    mid-cap companies)                        Corporate Fixed Income Securities              cap and Small- Cap companies)
Corporate Fixed Income Securities                 (investment grade)                     Corporate Fixed Income Securities
     (investment grade)                       U.S. Government Securities                     (investment grade)
U.S. Government Securities                    Repurchase Agreements                      U.S. Government Securities
Repurchase Agreements                         Zero Coupon Securities                     Zero Coupon Securities
Zero Coupon Securities                        Convertible Securities                     Repurchase Agreements
Convertible Securities                        Foreign Securities (Global markets,        Convertible Securities
Futures, Options and Swap                         Supranational agencies,                Foreign Securities (Global Markets,
    Contracts                                     Depository receipts)                       Supranational agencies)
Short Sales Against the Box                   Foreign Currency Hedging                   Foreign Currency Hedging
Illiquid Securities                               Transactions                               Transactions
    (including Rule 144A Securities)          Investments in Other Investment            Investments in Other Investment
Borrowing/Reverse Repurchase                      Companies                                  Companies
    Agreements                                Futures, Options and Swap                  Futures, Options and Swap Contracts
Short-term Investments                            Contracts                              Short Sales Against the Box
Money Market Instruments                      Short Sales Against the Box                Illiquid Securities
                                              Illiquid Securities                            (including Rule 144A Securities)
                                                  (including Rule 144A Securities)       Loans of Portfolio Securities
                                              Loans of Portfolio Securities              Borrowing/Reverse Repurchase
                                              Borrowing/Reverse Repurchase                   Agreements
                                                  Agreements                             Short-term Investments
                                              Short-term Investments                     Money Market Instruments
                                              Money Market Instruments

VALUE FUND                                    EQUITY INCOME FUND                         BALANCED FUND
----------                                    ------------------                         -------------

Equity Securities (warrants, mid-             Equity Securities (warrants)               Equity Securities (warrants, mid-cap
    cap and small-cap companies)              Corporate Fixed Income Securities              and small-cap companies)
Corporate Fixed Income Securities                 (investment grade)                     Non-Convertible Preferred Stock
    (investment grade)                        Lower Quality Corporate Fixed              Lower Quality Corporate Fixed
U.S. Government Securities                        Income Securities                          Income Securities
Repurchase Agreements                         U.S. Government Securities                 Repurchase Agreements
Zero Coupon Securities                        Repurchase Agreements                      Convertible Securities
When-issued Securities                        Zero Coupon Securities                     Investments in Other Investment
Convertible Securities                        Convertible Bonds                              Companies
Foreign Currency Hedging                      Foreign Securities (Global Markets)        Foreign Currency Hedging
    Transactions                              Securities of Emerging Markets                 Transactions
Investments in Other Investment               Foreign Currency Hedging                   Futures, Options and Swap Contracts
    Companies                                     Transactions                           Short Sales Against the Box
Futures, Options and Swap                     Investments in Other Investment            Illiquid Securities
    Contracts                                     Companies                                  (including Rule 144A Securities)
Short Sales Against the Box                   Futures, Options and Swap                  Loans of Portfolio Securities
Illiquid Securities                               Contracts                              Borrowing/Reverse Repurchase
    (including Rule 144A Securities)          Short Sales Against the Box                    Agreements
Loans of Portfolio Securities                 Illiquid Securities                        Short-term Investments
Borrowing/Reverse Repurchase                      (including Rule 144A Securities)       Money Market Instruments
    Agreements                                Loans of Portfolio Securities
Short-term Investments                        Borrowing/Reverse Repurchase
Money Market Instruments                          Agreements
                                              Short-term Investments
                                              Money Market Instruments


The following is a list of some of the investment practices employed by the various subadvisers of New England Star
Funds as SECONDARY strategies. Due to the multi-subadviser approach of New England Star Funds, investing in a certain security may be a primary strategy for one segment of the Fund and a secondary strategy for another segment of such Fund.

STAR ADVISERS FUND                            STAR WORLDWIDE FUND                        STAR SMALL CAP FUND
------------------                            -------------------                        -------------------

Equity Securities                             Equity Securities                          Equity Securities
Lower Quality Fixed-                          Lower Quality Fixed-income                 Lower Quality Fixed-income
    income Securities                            Securities                                   Securities
U.S. Government Securities                    U.S. Government Securities                 U.S. Government Securities
Repurchase Agreements                         Repurchase Agreements                      Repurchase Agreements
Structured Notes                              Structured Notes                           Structured Notes
Zero Coupon; Pay-in Kind;                     Zero Coupon and Strips                     When-issued; Forward
    Step Coupon and Strips                    When-issued; Forward                           Commitments
When-issued; Forward                              Commitments                            Foreign Currency Hedging
    Commitments                               Foreign Currency Hedging                       Transactions
Foreign Currency Hedging                          Transactions                           Privitizations
    Transactions                              Privitizations                             Investments in Other Investment
Privitizations                                Investments in Other Investment                Companies
Investments in Other Investment                   Companies                              Futures, Options and Swap
    Companies                                 Futures, Options and Swap                      Contracts
Futures, Options and Swap                         Contracts                              Short Sales
    Contracts                                 Short Sales Against the Box                Illiquid Securities
Short Sales Against the Box                   Illiquid Securities                            (including Rule 144A Securities
Illiquid Securities                               (including Rule 144A Securities             and Section 4(2) Commercial Paper)
    (including Rule 144A Securities                and Section 4(2)                      Borrowing/Reverse Repurchase
     and Section 4(2) Commercial              Commercial                                     Agreements
     Paper)                                        Paper)                                Short-term Investments
Borrowing/Reverse Repurchase                  Borrowing/Reverse Repurchase               Money Market Instruments
    Agreements                                    Agreements                             Mortgage- and Asset-backed  Securities
Short-term Investments                        Short-term Investments                     Loans of Portfolio Securities
Money Market Instruments                      Money Market Instruments
Loans of Portfolio Securities                 Loans of Portfolio Securities
Mortgage- and Asset backed Securities         Mortgage- and Asset-backed  Securities


The following is a description of the various investment practices in which a Fund may engage, whether as a primary or secondary strategy:

Equity Securities Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. A Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.


o SMALL COMPANIES Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

o WARRANTS A Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

o REAL ESTATE INVESTMENT TRUSTS (REITs) Certain Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with the investments in real estate. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

FIXED-INCOME SECURITIES A Fund may invest in fixed-income securities. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of your shares will vary as a result of changes in the value of the bonds and other securities in a Fund's portfolio.


Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including
(1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.


Lower Quality Fixed-income Securities Fixed-income securities rated BB or lower by Standard & Poor's Ratings Group ("Standard & Poor's" or "S&P") or Ba or lower by Moody's Investor's Service, Inc. ("Moody's") (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. Government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the Fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings" and "Appendix D -- Average Monthly Portfolio Composition Tables."


Structured Notes Certain Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the Standard & Poor's Composite Index of 500 Stocks ("S&P 500")) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the fund's exposure to changes in the value of assets that the fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the fund's portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. (The Funds are not permitted to invest more than 15% of their net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.


U.S. Government Securities Certain Funds may invest in some or all of the following U.S. government securities:

o U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States government.

o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States government.


o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.


o "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States government.

o "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

         U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Tax Exempt Bonds Certain Funds may invest in tax exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in the Prospectus.


         These Funds may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users.

         The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. The characteristics and methods of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

         Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

         The ratings of Moody's and S&P represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.


         Although the yield of a tax-exempt Fund generally will be lower than that of a taxable income Fund, the net after-tax return to investors may be greater. The table below illustrates what tax-free investing can mean. It shows what you must earn from a taxable investment to equal a tax-free yield ranging from 4% to 8%, under current federal tax rates. You can see that as your tax rate goes up, so do the benefits of tax-free income. For example, a married couple with a taxable income of $40,000 filing a joint return would have to earn a taxable yield of 7.06% to equal a tax-free yield of 6.0%. This example and the following table do not take into account the effect of state or local income taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax-exempt income, or the federal alternative minimum tax that may be payable to the extent that Fund dividends are derived from interest on "private activity" bonds (see the section entitled "Income Dividends, Capital Gains Distributions and Tax Status"). Also, a portion of the Fund's distributions may consist of ordinary income or short-term or long-term capital gains and will be taxable to you as such.


                                      TAXABLE EQUIVALENT YIELDS - MUNICIPAL INCOME FUND

TAXABLE INCOME*                             1999
                                           FEDERAL                       IF TAX EXEMPT YIELD IS
SINGLE RETURN ($)      JOINT RETURN ($)    MARGINAL        4.0%         5.0%          6.0%        7.0%         8.0%
                                           TAX RATE**      THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
--------------------------------------------------------------------------------------------------------------------
    0 - 25,750            0 - 43,050         15.00%        4.71%        5.88%        7.06%        8.24%        9.41%
  25,751 - 62,450      43,051 - 104,050      28.00%        5.56%        6.94%        8.33%        9.72%       11.11%
 62,451 - 130,250     104,051 - 158,550      31.00%        5.80%        7.25%        8.70%       10.14%       11.59%
 130,251 - 283,150    158,551 - 283,150      36.00%        6.25%        7.81%        9.38%       10.94%       12.50%
 283,151 and over      283,151 and over      39.60%        6.62%        8.28%        9.93%       11.59%       13.25%


 * This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code").
** These rates do not reflect any potential state income tax.

         Obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by the Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

         All debt securities, including tax exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt bonds at the end of each calendar quarter.


State Tax Exempt Securities Certain Funds may invest in "State Tax Exempt Securities" which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes and, in the case of the New York Fund, New York City income taxes, (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of the Fund's named state their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). The Fund may invest more than 25% of the value of its total assets in such bonds, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, as described in the Fund's Prospectus, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a fundamental policy of the Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than State Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.


         In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities (for example, U. S. territories) if such debt obligations generate interest income which is exempt from federal income tax and State personal income taxes (other than any alternative minimum taxes).

         There are, of course, variations in the quality of State Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

         The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and Standard and Poor's represent their opinions as to the quality of the State Tax Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

         Although the yield of a tax exempt Fund generally will be lower than that of a taxable income Fund, the net after-tax return to investors may be greater. The tables below illustrate what tax-free investing can mean for you. It does not take into account the effect of income taxes on social security benefits which may arise as a result of receiving tax-exempt income, or any alternative minimum tax. Also, a portion of the Funds' distributions may consist of ordinary income, short-term capital gain or long-term capital gain and will be taxable to you as such. The tables show, for different assumed levels of taxable income and marginal tax rates, the equivalent taxable yield that would be required to achieve certain levels of tax exempt yield. Yields shown do not represent actual yields achieved by the Fund and are not intended as a prediction of future yields.

                                            TAX FREE INVESTING

MASSACHUSETTS FUND                          1999
                                        COMBINED MA
TAXABLE INCOME*                             AND        IF TAX EXEMPT YIELD IS
--------------------------------------    FEDERAL      -------------------------------------------------
SINGLE                 JOINT                TAX        4.00%     5.00%      6.00%     7.00%        8.00%
RETURN ($)             RETURN ($)         BRACKET**       THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
--------------------------------------------------------------------------------------------------------
   0 - 25,750            0 - 43,050         20.06%      5.00%     6.25%      7.51%      8.76%      10.01%
 25,751 - 62,450      43,051 - 104,050      32.28%      5.91%     7.38%      8.86%     10.34%      11.81%
62,451 - 130,250     104,051 - 158,550      35.11%      6.16%     7.71%      9.25%     10.79%      12.33%
130,251 - 283,150    158,551 - 283,150      39.81%      6.65%     8.31%      9.97%     11.63%      13.29%
283,151 and over      283,151 and over      43.19%      7.04%     8.80%     10.56%     12.32%      14.08%

NEW YORK FUND                             1999
                                         COMBINED
                                         FEDERAL,
TAXABLE INCOME*                          STATE AND  IF TAX EXEMPT YIELD IS
---------------------------------------    CITY     --------------------------------------------
SINGLE                  JOINT               TAX      4.00%     5.00%    6.00%    7.00%     8.00%
RETURN ($)              RETURN ($)        BRACKET**  THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
------------------------------------------------------------------------------------------------
     0 - 8,000          0 - 16,000         20.67%    5.04%     6.30%    7.56%    8.82%     10.08%
  8,001 - 11,000      16,001 - 21,600      21.10%    5.07%     6.34%    7.60%    8.87%     10.14%
                      21,601 - 22,000      21.59%    5.10%     6.38%    7.65%    8.93%     10.20%
  11,001 - 12,000                          21.74%    5.11%     6.39%    7.67%    8.94%     10.22%
  12,001 - 13,000     22,001 - 26,000      22.23%    5.14%     6.43%    7.72%    9.00%     10.29%
  13,001 - 20,000     26,001 - 40,000      22.78%    5.18%     6.48%    7.77%    9.07%     10.36%
  20,001 - 25,000     40,001 - 43,050      23.59%    5.23%     6.54%    7.85%    9.16%     10.47%
  25,001 - 25,750                          23.63%    5.24%     6.55%    7.86%    9.17%     10.48%
                      43,051 - 45,000      35.28%    6.18%     7.73%    9.27%   10.82%     12.36%
  25,751 - 50,000     45,001 - 90,000      35.31%    6.18%     7.73%    9.28%   10.82%     12.37%
  50,001 - 62,450    90,001 - 104,050      35.35%    6.19%     7.73%    9.28%   10.83%     12.37%
 62,451 - 130,250    104,051 - 158,550     38.04%    6.46%     8.07%    9.68%   11.30%     12.91%
 130,251 - 283,150   158,551 - 283,150     42.53%    6.96%     8.70%   10.44%   12.18%     13.92%
 283,151 and over    283,151 and over      45.77%    7.38%     9.22%   11.06%   12.91%     14.75%

CALIFORNIA FUND                            1999
                                          COMBINED
                                          FEDERAL
TAXABLE INCOME*                             AND     IF TAX EXEMPT YIELD IS
---------------------------------------  CALIFORNIA --------------------------------------------
SINGLE                  JOINT             MARGINAL   4.00%     5.00%    6.00%     7.00%    8.00%
RETURN ($)              RETURN ($)       TAX RATE**  THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
------------------------------------------------------------------------------------------------
       0 -   5,131         0 -  10,262     15.85%    4.75%     5.94%    7.13%     8.32%    9.51%
   5,132 -  12,161    10,263 -  24,322     16.70%    4.80%     6.00%    7.20%     8.40%    9.60%
  12,162 -  19,193    24,323 -  38,386     18.40%    4.90%     6.13%    7.35%     8.58%    9.80%
  19,194 -  25,750    38,387 -  43,050     20.10%    5.01%     6.26%    7.51%     8.76%   10.01%
  25,751 -  26,644    43,051 -  53,288     32.32%    5.91%     7.39%    8.87%    10.34%   11.82%
  26,645 -  33,673    53,289 -  67,346     33.76%    6.04%     7.55%    9.06%    10.57%   12.08%
  33,674 -  62,450    67,347 - 104,050     34.70%    6.13%     7.66%    9.19%    10.72%   12.25%
  62,451 - 130,250   104,051 - 158,550     37.42%    6.39%     7.99%    9.59%    11.19%   12.78%
 130,251 - 283,150   158,551 - 283,150     41.95%    6.89%     8.61%   10.34%    12.06%   13.78%
 283,151 and over    283,151 and over      45.22%    7.30%     9.13%   10.95%    12.78%   14.60%

*  This amount represents taxable income as defined in the Internal Revenue Code and the Massachusetts,
   New York State and City, and California tax law. Note that Massachusetts, New York and California taxable income and federal taxable income may differ due to differences in exemptions, itemized deductions, and other items.
** For federal tax purposes, these combined rates reflect the applicable marginal rates for 1999. These rates include the effect of deducting state (and city for New York Fund) taxes on a federal return.


         These Funds do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

         Securities in which the Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the State legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.

         The Fund's named state and certain of its cities and towns and public bodies have from time to time encountered financial difficulties which have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Fund.

Mortgage-Related Securities Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

An Adjustable Rate Mortgage security ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


Asset-backed Securities The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass- through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMO") A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

"Stripped" Securities Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.


Zero-coupon Securities; Pay-in-Kind and Step Coupon Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon and pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.


When-Issued Securities; Forward Commitments Certain Funds may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to segregate with the Trust's custodian cash or liquid securities eligible for purchase by a Fund in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. A Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements Certain Funds may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States government, the obligation of the seller is not guaranteed by the United States government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Convertible Securities Certain Funds may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.


Foreign Securities Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

         Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

         In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

         There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

         Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

         Certain Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

         In addition, certain Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

         In determining whether to invest in securities of foreign issuers, NEFM or the subadviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency Most foreign securities in the Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

         A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot ( i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" below.

Privatizations In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, or the terms of participation may be less advantageous than for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Investments in Other Investment Companies Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for a Fund to invest in such countries. In other cases, where a Fund's subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

Futures, Options and Swap Contracts


FUTURES CONTRACTS A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.


         When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

         Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

         Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.


OPTIONS An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").


         An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

         A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

         A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

         Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

         The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

         Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

         As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

         Certain Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

         A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

         Certain Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

         Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transactions costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

         Certain Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         All call options written by a Fund on foreign currencies will be "covered." A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.


FUTURES AND OPTIONS ON TAX-EXEMPT BONDS AND BOND INDICES Municipal Income Fund, Massachusetts Fund, New York Fund and California Fund may also purchase and sell interest rate futures contracts and tax-exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value, and the writing of options on futures may yield additional income for the Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.

SWAP CONTRACTS Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

RISKS The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.


         Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

         The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

         The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

         Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

         Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

         An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the International Equity Fund purchases foreign stock index futures.

         The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.


OVER-THE-COUNTER OPTIONS An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting the Government Securities Fund from investing more than 15% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although Back Bay Advisors, L.P. ("Back Bay Advisors"), the Government Securities Fund's subadviser, does not believe that over-the-counter options on U.S. government securities are generally illiquid, the Fund has agreed that pending resolution of this issue it will conduct its operations in conformity with the views of the SEC staff on such matters.


         Back Bay Advisors has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Back Bay Advisors. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

ECONOMIC EFFECTS AND LIMITATIONS. Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax exempt bonds for that purpose.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.


FUTURE DEVELOPMENTS The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales and Short Sales "Against the Box" A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. Certain Funds may engage in short sales if it owns (or has the right to acquire without further consideration) the security it has sold, a practice known as selling short "against the box." The Star Small Cap Fund, however, may engage in short sales that are not against the box (i.e. does not own or have the right to acquire the security sold). A Fund may engage in short sales of securities in order to profit from an anticipated decline in the value of a security or may also engage in short sales to attempt to limit its exposure to a decline in the value of its portfolio securities. In a short sale, the Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through whom the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is then obligated to replace the security borrowed by delivering such security to the broker-dealer. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends paid on the security sold short and may also be required to pay a premium to the broker-dealer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to the broker-dealer the securities sold short. To secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of
(a) the securities sold short, (b) securities convertible into or exchangeable for such securities without the payment of additional consideration or (c) cash or certain liquid assets. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing, on the open market, and delivering to the broker-dealer an equal amount of the securities sold short, or, if such securities are owned by the Fund, by delivering from its portfolio an equal amount of the securities sold short.


         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. If the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. The Fund will also incur transaction costs in connection with short sales. Certain provisions of the Code limit tax advantages previously available to the Fund with respect to short sales. Star Small Cap Fund and Star Worldwide Fund currently expect that no more than 25% and 20% of their total assets, respectively, would be involved in short sales.

Illiquid Securities (Rule 144 and Section 4(2) commercial paper) Illiquid securities are those which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

         Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.


Loans of Portfolio Securities Certain Funds may lend up to 33 1/3% of their assets (taken at current value) in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. These Funds will continue to benefit from interest or dividends on the securities loaned and may also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I of this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the boards of trustees of the Trusts or persons acting pursuant to the direction of the boards.


         These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-Term Trading Certain Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any subadviser's investment discretion in managing its segment or segments of a Fund's assets.

Money Market Instruments A Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal and that the Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed.

         Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Temporary Strategies A Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy a Fund temporarily may hold cash (U. S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U. S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

         In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money instruments. The use of defensive strategies may prevent a Fund from achieving its goal.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

The Funds are governed by a Board of Trustees which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

Trustees


         Trustees of the Trusts and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trusts as defined in the Investment Company Act of 1940 (the "1940 Act").


GRAHAM T. ALLISON, JR.-- Trustee (59); 79 John F. Kennedy Street, Cambridge,
         Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN -- Trustee (54); 452 Fifth Avenue, New York, New York 10018;
         Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE); Norman Rockwell Museum; Sharon Health Corporation and National Committee for Quality Healthcare (all not-for-profit organizations);

KENNETH J. COWAN -- Trustee (67); One Beach Drive, S.E. #2103, St. Petersburg,
         Florida 33701; Member of the Contract Review and Governance Committee for the Trusts; Retired; Director, A Young Woman's Residence; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN -- Trustee (55); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
         20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, Harvard Graduate School of Government; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Genesis Cable (cable communications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (Investments);

SANDRA O. MOOSE -- Trustee (57); Exchange Place, Boston, Massachusetts 02109;
         Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation (communications services); Director, Rohm and Haas Company (specialty chemicals).

JOHN A. SHANE -- Trustee (66); 200 Unicorn Park Drive, Woburn, Massachusetts
         01801; Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners L.P.; Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publisher of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, United Asset Management Corporation (holding company for institutional money management firms).

*PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
         (52); President and Chief Executive Officer, Nvest, L.P. and Nvest Companies, L.P. ("Nvest Companies"); Chairman of the Board and Director, President and Chief Executive Officer, Nvest Corporation; Director, Nvest Services Company; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; formerly, Director, New England Financial.

PENDLETON P. WHITE -- Trustee (68); 6 Breckenridge Lane, Savannah, Georgia
        31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

 The Contract Review and Governance Committee of the New England Funds is comprised solely of disinterested Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.


The Audit and Transfer Agent and Shareholders Services Committee of the New England Funds is comprised solely of disinterested trustees and considers matters relating to the scope and results of the Funds' audits and serves a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and polices, SEC and IRS regulations as well as operational issues relating to the transfer agent.


Officers

         Officers of the Trusts, in addition to Mr. Voss, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.

BRUCE R. SPECA -- President (43);  Director and Executive Vice President, NEF
         Corporation; Managing Director, President and Chief Executive Officer, New England Funds, L.P.; Managing Director, President and Chief Executive Officer, NEFM;.

THOMAS P. CUNNINGHAM -- Treasurer (53);  Senior Vice President, Nvest Services
         Company; Senior Vice President, NEFM; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company; formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER -- Secretary and Clerk (34); Senior Vice President, General
         Counsel, Secretary and Clerk, NEF Corporation; Senior Vice President, General Counsel, Secretary and Clerk, New England Funds, L.P.; Senior Vice President, General Counsel, Secretary and Clerk, NEFM; Executive Vice President and General Counsel, Nvest Services Company; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Counsel, The Boston Company Advisors, Inc.; formerly, Associate, Ropes & Gray (law firm).

         Each person listed above holds the same position(s) with all three Trusts. Previous positions during the past five years with New England Financial or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which New England Funds. L.P. acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

         The Trusts pay no compensation to their officers or to their trustees who are interested persons thereof.


         Each trustee who is not an interested person of the Trusts receives, in the aggregate for serving on the Board of Trustees of the Trusts and New England Cash Management Trust and New England Tax Exempt Money Market Trust (all five trusts collectively, the "New England Funds Trusts"), comprising as of May 1, 1999 a total of 27 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.


         During the fiscal year ended December 31, 1998, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of the other New England Funds Trusts.

                                                                                   Pension or
                              Aggregate         Aggregate         Aggregate        Retirement                         Total
                            Compensation      Compensation       Compensation       Benefits        Estimated      Compensation
                                from              from             from New        Accrued as        Annual        from the New
                             New England       New England      England Funds     Part of Fund      Benefits      England Funds
                            Funds Trust I    Funds Trust II       Trust III         Expenses          Upon            Trusts
     Name of Trustee           in 1998           in 1998           in 1998           in 1998       Retirement        in 1998
     ---------------           -------           -------           -------           -------       ----------        -------

Graham T. Allison, Jr.        $40,637           $11,555             $1,195              $0             $0             $60,000
Daniel M. Cain                $43,528           $12,186             $1,219              $0             $0             $64,000
Kenneth J. Cowan              $43,528           $12,186             $1,219              $0             $0             $64,000
Richard Darman                $40,637           $11,555             $1,195              $0             $0             $60,000
Sandra O. Moose               $40,637           $11,555             $1,195              $0             $0             $60,000
John A. Shane                 $40,637           $11,555             $1,195              $0             $0             $60,000
Pendleton P. White            $38,811           $10,490             $  891              $0             $0             $56,500


         The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

        At April 9, 1999, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.

Advisory and Subadvisory Agreements

         Each Fund's advisory agreement between the Fund and NEFM (between the Fund and Capital Growth Management Limited Partnership ("CGM"), in the case of Growth Fund) provides that the adviser (NEFM or CGM) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. NEFM is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

         Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. In the case of Funds with Class Y shares, certain expenses may be allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and Class Y shares on the other hand. Each Fund (except Growth Fund) also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

         Each Fund's advisory agreement and (except in the case of Growth Fund) each Fund's subadvisory agreement between NEFM and the subadviser that manages the Fund (or, in the case of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund, each subadvisory agreement between NEFM and the subadviser that manages a segment or segments of the Fund's portfolio) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Fund has received an exemptive order from the Securities and Exchange Commission which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by New England Funds. L.P. to eliminate all reference to the words "New England" or the letters "NEFM" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

         Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"), which in turn is a wholly-owned subsidiary of Nvest Companies. NEF Corporation is also the sole general partner of New England Funds, L.P. (the "Distributor") and the sole shareholder of Nvest Services Company, the transfer and dividend disbursing agent of the Funds. Nvest Companies owns the entire limited partnership interest in each of NEFM and New England Funds, L.P. Nvest Services Company has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to State Street Bank and Trust Company (see "Custodial Arrangements".) Nvest Services Company, Inc. will also do business as Nvest Services Company, Nvest Services Co. and New England Funds Service Company.


         Nvest Companies' managing general partner, Nvest Corporation, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife, a mutual life insurance company. MetLife owns approximately 46% (and in the aggregate, directly and indirectly, approximately 47%) of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P.. The fourteen principal subsidiary or affiliated asset management firms of Nvest Companies, collectively, have more than $135 billion of assets under management or administration as of December 31, 1998.

         Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, BBAI, is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors specializes in fixed-income management and provides investment management services to institutional clients, including other registered investment companies and accounts of New England Financial and its affiliates.

         Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest and largest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. These clients include some accounts of New England Financial and MetLife and their affiliates. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Loomis Sayles.


         CGM is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. Nvest Companies owns a majority limited partnership interest in CGM. Prior to March 1, 1990, Growth Fund was managed by Loomis Sayles' Capital Growth Management Division. On March 1, 1990, Loomis Sayles reorganized its Capital Growth Management Division into CGM. In addition to advising the Growth Fund, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, New England Zenith Fund's Capital Growth Series and New England Variable Annuity Fund I. CGM also provides investment advice to other mutual funds and other institutional and individual clients.

         Westpeak Investment Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients, including accounts of New England Financial and its affiliates. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Westpeak.

         Founders Asset Management LLC ("Founders") serves as an investment adviser to the Founders mutual funds as well as to other mutual funds and private accounts. Founders is a 90% owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("MBC"), a publicly owned multibank holding company. MBC provides a comprehensive range of financial products and services in domestic and selected international markets. Founders is the successor to Founders Asset Management, Inc., which was organized in 1938.

         Janus Capital Corporation ("Janus Capital") serves as investment adviser to the Janus mutual funds and to other mutual funds, individual, charitable, corporate and retirement accounts. Kansas City Southern Industries, Inc. ("KCSI"), a publicly traded holding company, owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board.


         Jurika & Voyles, L.P. ("Jurika & Voyles"), founded in 1983, has discretionary management authority for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals.


         Harris Associates L.P. ("Harris") was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Harris Associates. Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

         Montgomery Asset Management, LLC ("Montgomery"), a Delaware limited liability company, was formed in 1997 as an investment adviser. Montgomery is the successor to Montgomery Asset Management, L.P., a California limited partnership formed in 1990. Montgomery is a wholly-owned subsidiary of Commerzbank AG, a German commercial bank.


         RS Investment Management, L.P. ("RS Investment Management") was formed in 1993 and provides investment advisory services to both private and public investment funds (formerly, Robertson, Stephens & Company Investment Management, L.P.). On February 26, 1999, Roberston Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. Inc. and its subsidiary, RS Investment Management from BankAmerica Corporation. The Trustees of New England Funds Trust I approved the continuation of the Fund's management with RS Investment Management following consummation of the transaction.


         Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds for which Back Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The Trusts' trustees are of the view that the benefits of retaining Back Bay Advisors as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.


         Certain officers of Loomis Sayles have responsibility for the management of other client portfolios. The Pasadena office of Loomis Sayles makes the investment decisions for the Value and Balanced Funds, the Detroit office of Loomis Sayles makes the investment decisions for the segments of the Star Advisers and Star Small Cap Funds' portfolios that are managed by Loomis Sayles, the Boston office of Loomis Sayles makes the investment decisions for Strategic Income Fund and International Equity Fund and the New York office of Loomis Sayles makes the investment decisions for High Income Fund and Equity Income Fund. These offices make investment decisions for the relevant Fund independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which Value, Balanced, Star Advisers, Star Small Cap, High Income, Strategic Income, Equity Income and International Equity Funds also invest. If one of these Funds and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the Trusts' trustees that the desirability of retaining Loomis Sayles as subadviser for Strategic Income, Value, Balanced, Star Advisers, Star Small Cap, High Income, Equity Income and International Equity Funds outweighs the disadvantages, if any, which might result from these practices.


         The segments of Star Advisers Fund and Star Worldwide Fund managed by Founders and one or more of the other mutual funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for the segments of the Funds advised by Founders and other funds or clients advised by Founders arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all by Founders. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Funds. However, the ability of the Funds to participate in volume transactions may possibly produce better executions for the Funds in some cases. It is the opinion of the trustees of the Trusts that the desirability of retaining Founders as a subadviser to Star Advisers Fund and Star Worldwide Fund outweighs the disadvantages, if any, which might result from these procedures.

         Janus Capital performs investment advisory services for other mutual funds, individual, charitable, corporate and retirement accounts, as well as for its segments of the portfolios of Star Advisers Fund and Star Worldwide Fund. Although the overall investment objectives of the Funds may differ from the objectives of the other investment accounts and other funds served by Janus Capital, there may be securities that are suitable for the portfolio of the Funds as well as for one or more of the other funds or the other investment accounts. Therefore, purchases and sales of the same investment securities may be recommended for the Funds and for one or more of the other funds or other investment accounts. To the extent that the Funds and one or more of the other funds or other investment accounts seek to acquire or sell the same security at the same time, either the price obtained by the Funds or the amount of securities that may be purchased or sold by the Funds at one time may be adversely affected. In such cases, the purchase and sale transactions are allocated among the Funds, the other funds and the other investment accounts in a manner believed by the management of Janus Capital to be equitable to each. It is the opinion of the trustees of the Trusts that the desirability of retaining Janus Capital as a subadviser to Star Advisers Fund and Star Worldwide Fund outweighs the disadvantages, if any, which might result from these procedures.


         Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which Growth and Income Fund and Capital Growth
Fund also may invest. When the Funds and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Funds. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees of the Trusts that the desirability of retaining Westpeak as subadviser for the Funds outweighs the disadvantages, if any, which might result from these practices.


         Certain officers and employees of Jurika & Voyles have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Jurika & Voyles) that may invest in securities in which the Fund may invest. Where Jurika & Voyles determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Jurika & Voyles to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Jurika & Voyles will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, and the relative amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Jurika & Voyles' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Jurika & Voyles as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.


         Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which Star Advisers Fund, Star Worldwide Fund and/or Star Small Cap Fund may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris Associates' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund to participate in larger volume transactions in this manner will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold. The trustees of the Trusts are of the view that the benefits of retaining Harris Associates as a subadviser to Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund outweigh the disadvantages, if any, that might result from participating in such transactions.


         In addition to managing segments of Star Worldwide Fund and Star Small Cap Fund portfolios, Montgomery serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Montgomery may effect purchases and sales of the same investment securities for Star Worldwide Fund and/or Star Small Cap Fund and for one or more other investment accounts. In such cases, it will be the practice of Montgomery to allocate the purchase and sale transactions among the Funds and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Funds and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Funds and each account, the size of investment commitments generally held by the Funds and each account and the opinions of the persons at Montgomery responsible for selecting investments for the Funds and the accounts. It is the opinion of the trustees of the Trusts that the desirability of retaining Montgomery as a subadviser to Star Worldwide Fund and Star Small Cap Fund outweighs the disadvantages, if any, which might result from these procedures.


         Investment decisions for its segment of Star Small Cap Fund and for other investment advisory clients of RS Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in RS Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investment management employs staffs of portfolio managers who draw upon a variety of resources for research information. It is the opinion of the trustees of the Trusts that the desirability of retaining RS Investment Management as a subadviser to Star Small Cap Fund outweighs the disadvantages, if any, which could result from these procedures.


         NEFM believes that Star Funds' multi-adviser approach to equity investing -- one that combines the varied styles of the subadvisers in selecting securities for the Funds' portfolios -- offers a different investment opportunity than funds managed by a single adviser using a single style. NEFM believes that assigning portfolio management responsibility for a Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a fund managed by a single adviser. Of course, past results should not be considered a prediction of future performance, and there is no assurance that a Fund will in fact achieve superior results over any period of time.


         On a daily basis, capital activity will be allocated equally by NEFM among the segments of each Star Fund. However, NEFM may, subject to review of the Trust's Board of Trustees, allocate new investment capital differently among any of the subadvisers. This action may be necessary, if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of each Fund will perform differently from the other segments of the Fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. For example, as of December 31, 1998, the percentages of Star Advisers Fund's net assets held in the segments of the Fund managed by Harris Associates, Founders, Janus Capital and Loomis Sayles were 20%, 28%, 30% and 22%, respectively. As of December 31, 1998, the percentages of Star Worldwide Fund's net assets held in the segments of the Fund managed by Harris Associates (international segment), Harris Associates (domestic segment), Montgomery, Founders and Janus Capital were 16%, 23%, 12%, 20% and 29%, respectively. As of December 31, 1998, the percentages of the Star Small Cap Fund's net assets held in the segment of the Fund managed by RS Investment Management, Montgomery, Loomis Sayles and Harris Associates were 29%, 22%, 28%, and 21%, respectively.


         Although it reserves the right to do so, subject to the review of the Trust's trustees, NEFM does not intend to reallocate the assets of any Fund among the segments to reduce these differences in size.

         NEFM oversees the portfolio management services provided to the Funds by each of the subadvisers. Subject to the review of the Trust's trustees, NEFM monitors each subadviser to assure that the subadviser is managing its segment of a Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, NEFM also provides each Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. NEFM does not, however, determine what investments will be purchased or sold for any segment of any Fund. Because each subadviser will be managing its segment of the portfolio independently from the others, the same security may be held in two different segments of a Fund or may be acquired for one segment of the Fund at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for its or their segment of the Fund. Because each subadviser directs the trading for its own segment of the Fund, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.

         NEFM may terminate any subadvisory agreement without shareholder approval. In such case, NEFM may either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets among the other segments of the Fund.

         Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. Under these agreements, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

         The Distributor is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.


         Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by the distributor to securities dealers are known as trail commissions. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the trustees who are not interested persons of the relevant Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

         Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of the Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. After the first year for Class A, Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts.

         To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The amounts of unreimbursed Class A expenses carried over into 1998 from previous plan years for the Stock Funds were as follows:
$563,284 for Capital Growth Fund, $2,041,399 for Balanced Fund, $2,030,882 for Growth Fund, $514,256 for International Equity Fund and $1,651,994 for Value Fund. The Class B and C service fees for all Funds which have such classes of shares, and the Class A service fee for Growth and Income Fund, are payable regardless of the amount of the Distributor's related expenses. The amounts of unreimbursed expenses carried over into 1998 from previous plan years with respect to the Class A shares of the Bond Funds are as follows: $1,583,658 for Government Securities Fund; $2,272,723 for the Limited Term U.S. Government Fund; $1,929,283 for Short Term Corporate Income Fund (formerly Adjustable Rate U.S. Government Fund); $1,919,349 for Bond Income Fund; $0 for Strategic Income Fund; $1,700,600 for Municipal Income Fund and $0 for High Income Fund. The Class B service fees for all Funds, and the Class C service fees for Limited Term U.S. Government Fund, Strategic Income Fund, Bond Income Fund, and High Income Fund are payable regardless of the amount of the Distributor's related expenses.

         Class A shares of Limited Term U.S. Government Fund and Massachusetts Tax Free Income Fund pay a monthly distribution fee at an annual rate not to exceed 0.10% of the Fund's average daily net assets. This fee is payable only to reimburse the Distributor for expenses incurred in connection with the distribution of each Fund's shares, but unreimbursed expenses can be carried forward into future years.

         Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both the Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.


         Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the relevant Trust shall be committed to the discretion of such disinterested persons.

         The Distributor has entered into selling agreements with investment dealers, including New England Securities, an affiliate of the Distributor, for the sale of the Funds' shares. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of Nvest Companies. NEIA may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares.

         The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

         The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and
(ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).


         With the exception of the Distributor, New England Securities and their direct and indirect parent companies, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.


         Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention,
(3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.


         The Distributor controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of the Funds' shares, New England Funds Trust I, New England Funds Trust II, New England Funds Trust III or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for New England Cash Management Trust and New England Tax Exempt Money Market Trust.


         The portion of the various fees and expenses for Class A, B, and with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below:

BOND FUNDS

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect.

------------------------------------------------------------------------------------------------------------------------
ALL FUNDS EXCEPT SHORT TERM CORPORATE INCOME FUND AND LIMITED TERM U.S. GOVERNMENT FUNDS
                        MAXIMUM                 MAXIMUM                   MAXIMUM                  MAXIMUM
                        SALES CHARGE            REALLOWANCE OR            FIRST YEAR               FIRST YEAR
                        PAID BY INVESTORS       COMMISSION                SERVICE FEE              COMPENSATION
INVESTMENT              (% OF OFFERING PRICE)   (% OF OFFERING PRICE)     (% OF NET INVESTMENT)    (% OF OFFERING PRICE)
Less than   $100,000          4.50%                   4.00%                    0.25%                   4.25%
$100,000 - $249,999           3.50%                   3.00%                    0.25%                   3.25%
$250,000 - $499,999           2.50%                   2.15%                    0.25%                   2.40%
$500,000 - $999,999           2.00%                   1.70%                    0.25%                   1.95%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 million              none                    1.00%(2)                 0.25%                   1.25%
Excess over $3 million (1)    none                    0.50%(2)                 0.25%                   0.75%

INVESTMENTS WITH NO
  SALES CHARGE (3)            none                    0.00%                    0.25%                   0.25%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
SHORT TERM CORPORATE INCOME AND LIMITED TERM U.S. GOVERNMENT FUNDS
Less than   $100,000          3.00%                   2.70%                    0.25%                   2.95%
$100,000 - $249,999           2.50%                   2.15%                    0.25%                   2.40%
$250,000 - $499,999           2.00%                   1.70%                    0.25%                   1.95%
$500,000 - $999,999           1.25%                   1.00%                    0.25%                   1.25%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 million              none                    1.00%(2)                 0.25%                   1.25%
Excess over $3 million (1)    none                    0.50%(2)                 0.25%                   0.75%

INVESTMENTS WITH NO
  SALES CHARGE (3)            none                    0.00%                    0.25%                   0.25%
------------------------------------------------------------------------------------------------------------------------

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50%
    commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the Funds (except Municipal Income Fund), which are described in a separate prospectus.
(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Bond Funds that are paid to securities dealers are shown below:


------------------------------------------------------------------------------------------------------------------------
HIGH INCOME, STRATEGIC INCOME, BOND INCOME, MUNICIPAL INCOME AND GOVERNMENT SECURITIES FUNDS
(Class B only for Municipal Income and Government Securities Fund)
------------------------------------------------------------------------------------------------------------------------
                                   MAXIMUM REALLOWANCE              MAXIMUM FIRST YEAR             MAXIMUM FIRST YEAR
                                   OR COMMISSION                    SERVICE FEE                    COMPENSATION
INVESTMENT                         (% OF OFFERING PRICE)            (% OF NET INVESTMENT)          (% OF OFFERING PRICE)
All amounts for Class B                  3.75%                            0.25%                         4.00%
All amounts for Class C                  1.00%                            0.00%                         1.00%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
SHORT TERM CORPORATE INCOME AND LIMITED TERM U.S. GOVERNMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
All amounts for Class B                  2.75%                            0.25%                         3.00%
All amounts for Class C                  1.00%                            0.00%                         1.00%
------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS TAX FREE INCOME FUND AND TAX FREE INCOME FUND OF NEW YORK

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect.

-------------------------------------------------------------------------------------------------------------------------------
                            MAXIMUM                  MAXIMUM                    MAXIMUM                   MAXIMUM
                            SALES CHARGE             REALLOWANCE OR             FIRST YEAR                FIRST YEAR
                            PAID BY INVESTORS        COMMISSION                 SERVICE FEE               COMPENSATION
INVESTMENT                  (% OF OFFERING PRICE)    (% OF OFFERING PRICE)      (% OF NET INVESTMENT)     (% OF OFFERING PRICE)
Less than   $50,000                4.25%                   3.75%                      0.25%                     4.00%
$50,000 - $99,999                  4.00%                   3.50%                      0.25%                     3.75%
$100,000 - $249,999                3.50%                   3.00%                      0.25%                     3.25%
$250,000 - $499,999                2.50%                   2.15%                      0.25%                     2.40%
$500,000 - $999,999                2.00%                   1.70%                      0.25%                     1.95%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 Million                   none                    1.00%(1)                  0.25%                      1.25%
Excess over $3 Million             none                    0.50%(1)                  0.25%                      0.75%

INVESTMENTS WITH NO
  SALES CHARGE(2)                  none                    0.00%                     0.25%                      0.25%
-------------------------------------------------------------------------------------------------------------------------------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------------------
                                  MAXIMUM REALLOWANCE            MAXIMUM FIRST YEAR                MAXIMUM FIRST YEAR
                                  OR COMMISSION                   SERVICE FEE                       COMPENSATION
 INVESTMENT                       (% OF OFFERING PRICE)          (% OF NET INVESTMENT)             (% OF OFFERING PRICE)
All amounts for Class B                 3.75%                          0.25%                             4.00%
-------------------------------------------------------------------------------------------------------------------------

INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect. The portion of the various fees and expenses for Class A shares of the California Fund that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------------------------
                            MAXIMUM                  MAXIMUM                    MAXIMUM                   MAXIMUM
                            SALES CHARGE             REALLOWANCE OR             FIRST YEAR                FIRST YEAR
                            PAID BY INVESTORS        COMMISSION                 SERVICE FEE               COMPENSATION
INVESTMENT                  (% OF OFFERING PRICE)    (% OF OFFERING PRICE)      (% OF NET INVESTMENT)     (% OF OFFERING PRICE)
Less than  $100,000                2.50%                   2.15%                      0.25%                     2.40%
$100,000 - $249,999                2.00%                   1.70%                      0.25%                     1.95%
$250,000 - $499,999                1.50%                   1.25%                      0.25%                     1.50%
$500,000 - $999,999                1.25%                   1.00%                      0.25%                     1.25%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 Million                   none                    1.00%(1)                  0.25%                      1.25%
Excess over $3 Million             none                    0.50%(1)                  0.25%                      0.75%

INVESTMENTS WITH NO
  SALES CHARGE(2)                  none                    0.00%                     0.25%                      0.25%
-------------------------------------------------------------------------------------------------------------------------------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Fund that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------------------
                                  MAXIMUM REALLOWANCE            MAXIMUM FIRST YEAR                MAXIMUM FIRST YEAR
                                  OR COMMISSION                  SERVICE FEE                       COMPENSATION
 INVESTMENT                       (% OF OFFERING PRICE)          (% OF NET INVESTMENT)             (% OF OFFERING PRICE)
All amounts for Class B                 3.75%                          0.25%                             4.00%
-------------------------------------------------------------------------------------------------------------------------


STOCK FUNDS AND STAR FUNDS

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect.

---------------------------------------------------------------------------------------------------------------------------------
                              MAXIMUM                    MAXIMUM                    MAXIMUM                    MAXIMUM
                              SALES CHARGE               REALLOWANCE OR             FIRST YEAR                 FIRST YEAR
                              PAID BY INVESTORS          COMMISSION                 SERVICE FEE                COMPENSATION
INVESTMENT                    (% OF OFFERING PRICE)      (% OF OFFERING PRICE)      (% OF NET INVESTMENT)      (% OF OFFERING PRICE)
Less than $50,000*                  5.75%                      5.00%                      0.25%                      5.25%
$50,000 - $99,999                   4.50%                      4.00%                      0.25%                      4.25%
$100,000 - $249,999                 3.50%                      3.00%                      0.25%                      3.25%
$250,000 - $499,999                 2.50%                      2.15%                      0.25%                      2.40%
$500,000 - $999,999                 2.00%                      1.70%                      0.25%                      1.95%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 Million                     none                      1.00%(2)                   0.25%                      1.25%
Excess over $3 Million (1)           none                      0.50%(2)                   0.25%                      0.75%

INVESTMENTS WITH NO
  SALES CHARGE(3)                    none                      0.00%             0.25%                               0.25%

  * (Growth Fund only) For accounts established prior to February 28, 1997 having a total investment value of between
    (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Growth Fund if the total investment value of Growth Fund account after such sale is between (and including) $25,000 and $49,000.
(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50%
    commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the funds, which are described in a separate prospectus.
(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses.
The portion of the various fees and expenses for Class B and Class C shares that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------
                                  MAXIMUM REALLOWANCE        MAXIMUM FIRST YEAR         MAXIMUM FIRST YEAR
                                  OR COMMISSION              SERVICE FEE                COMPENSATION
 INVESTMENT                       (% OF OFFERING PRICE)      (% OF NET INVESTMENT)      (% OF OFFERING PRICE)
All amounts for Class B                 3.75%                      0.25%                      4.00%
All amounts for Class C                 1.00%                      0.00%                      1.00%
-------------------------------------------------------------------------------------------------------------

ALL FUNDS

         Each Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

         For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other New England Fund or if the account is registered in street name.

         The Distributor may at its expense provide additional concessions to dealers who sell shares of the Funds, including: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at New England Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc. The participation of such firms in financial assistance programs is at the discretion of the firm.


         During the fiscal years ended December 31, 1996, 1997, and 1998, the Distributor received commissions on the sale of Class A shares of New England Funds Trust I aggregating $10,735,444, $11,172,220, and $8,591,707, respectively, of which $9,418,244, $9,669,150 and $7,375,844, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received contingent deferred sales charges ("CDSCs") on the redemption of Class A and Class B shares of New England Funds Trust I aggregating $1,256,009, $2,391,360 and $3,195,287, respectively, of which $1,236,000, $2,286,280 and $3,124,921, respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from New England Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust I.

         During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received commissions on the sale of the Class A shares of New England Funds Trust II aggregating $1,674,883, $1,493,346 and $2,348,271, respectively, of which $1,429,970, $1,286,296 and $2,206,752, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received CDSCs on the redemption of Class A and Class B shares of New England Funds Trust II aggregating $318,167, $375,973 and $540,167, respectively, of which $313,465, $343,457 and $497,662, respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from New England Funds Trust II's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust II.

         During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received commissions on the sales of the Class A shares of New England Funds Trust III aggregating $-0-, $262,310 and $561,929, respectively, of which $-0-, $236,902 and $502,693, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received CDSCs on the redemption of Class A and Class B shares of New England Funds Trust III aggregating $-0-, $1,953 and $51,773, respectively, of which $-0-, $1,953 and $49,553 respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from New England Funds Trust III's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust III.


         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.


         Independent Accountants. The Trusts' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of each Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended December 31, 1997 and incorporated by reference into this Statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of such firms as experts in auditing and accounting.


Other Arrangements


         Pursuant to a contract between the Funds and Nvest Services Company, Nvest Services Company acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay an annual per-account fee to Nvest Services Company for these services in the amount of $17.75 for Bullseye Fund, Balanced Fund, Growth Fund, Capital Growth Fund, Value Fund, International Equity Fund, Star Advisers Fund, Star Worldwide Fund, Star Small Cap Fund, Growth and Income Fund and Strategic
Income Fund, and $15.95 for High Income Fund, Massachusetts Fund, Limited Term U.S. Government Fund, Short Term Corporate Income Fund, California Fund, New York Fund, Bond Income Fund, Municipal Income Fund and Government Securities Fund. Nvest Services Company has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, Nvest Services Company pays BFDS a monthly per account fee of $0.95 for California Fund, New York Fund, Bond Income Fund, Municipal Income Fund, Short Term Corporate Income Fund, Government Securities Fund and Strategic Income Fund; $0.87 for Massachusetts Fund, High Income Fund and Limited Term U.S. Government Fund; $0.78 for Bullseye Fund, International Equity Fund, Capital Growth Fund, Balanced Fund, Value Fund, Growth Fund, Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund; and $0.70 for Growth and Income Fund. Equity Income Fund pays a $250 monthly fee to Nvest Services Company for these services which Nvest Services Company pays in full to State Street Bank for it to provide through BFDS transaction processing and other services.


         In addition, during the fiscal year ended December 31, 1998 Nvest Services Company performed certain accounting and administrative services for the Funds. Each Fund reimbursed Nvest Services Company for all or part of New England Funds' expenses of providing these services which include the following:
(i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund,
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

         During the fiscal year ended December 31, 1996, NEFM received legal and accounting services fees paid by Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund and Star Worldwide Fund in the amounts of $173,071, $56,069, $54,574, $44,322,
$40,947, $34,007, $51,077, $36,732, $0, $98,321 and $24,445, respectively.

         During the fiscal year ended December 31, 1997, NEFM received legal and accounting services fees paid by Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund and Star Worldwide Fund in the amounts of $194,847, $63,400, $66,675, $43,165,
$38,598, $30,213, $32,743, $38,845, $3,543, $129,628 and $43,298.


         During the fiscal year ended December 31, 1998, NEFM received legal and accounting services fees paid by Bullseye Fund, Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund in the amounts of $13,737, $298,419, $82,246, $90,930, $60,796, $47,566, $34,398, $28,617,
$50,067, $21,298, $191,247, $58,980 and $35,775.

YEAR 2000 PROBLEM

         The investment management services provided to each Fund by the adviser and each subadviser and the services provided to shareholders by Nvest Services Company, Inc. depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on a Fund's operations, including the handling of securities trades, pricing and account services. The adviser, each subadviser and Nvest Services Company, Inc. have advised each Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the adviser, each subadviser, Nvest Services Company, Inc. or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time. In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by then adequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as wide-spread or as affecting trade markets.


--------------------------------------------------------------------------------
                      PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

         All Fixed-Income Funds. In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors and Loomis Sayles always seek the best price and execution. Some of each Fund's portfolio transactions are placed with brokers and dealers who provide Back Bay Advisors or Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Back Bay Advisors or Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors or Loomis Sayles. The services may also be used by Back Bay Advisors or Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

         All Equity Funds. In placing orders for the purchase and sale of equity securities, each Fund's adviser or subadviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Star Advisers Fund and Star Worldwide Fund (segments advised by Janus Capital). Decisions as to the assignment of portfolio business for the segments of Star Advisers and Star Worldwide Funds' portfolios advised by Janus Capital and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segments, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

         In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including, but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

         Janus Capital may use research products and services in servicing other accounts in addition to Star Advisers Fund and Star Worldwide Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

         Janus Capital may also consider sales of shares of mutual funds advised by Janus Capital by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for Star Advisers Fund and Star Worldwide Fund. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

         Star Advisers Fund and Star Worldwide Fund (segments advised by Founders). It is the policy of Founders, in effecting transactions in portfolio securities, to seek the best execution of orders at the most favorable prices. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to the segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for the segment in the future, and the financial strength and stability of the broker.

         Subject to the policy of seeking best execution of orders at the most favorable prices, Founders may execute transactions with brokerage firms that provide research services and products to Founders. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and obtaining products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist Founders in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit Founders to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. Founders may receive a benefit from these research services and products which is not passed on, in the form of a direct monetary benefit, to the segment of the Fund. If Founders determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Founders will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that Founders determines will assist it in the investment decision-making process may be paid for with Fund brokerage commissions, i.e. with "soft dollars." The non-research part must be paid for in "hard dollars," i.e. from Founders, own Funds. Any such allocation may create a conflict of interest for Founders.

         Neither the research services nor the amount of brokerage given to a particular broker-dealer are made pursuant to any agreement or commitment with any of the selected broker-dealers that would bind Founders to compensate the selected broker-dealer for research provided. However, Founders maintains an internal allocation procedure to identify those broker-dealers that have provided it with research and endeavors to direct sufficient commissions to them to ensure continued receipt of research Founders believes is useful.

         Research services and products may be useful to Founders in providing investment advice to any of the funds or clients it advises. Likewise, information made available to Founders from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

         Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for the segment of the Fund.

         Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by Founders may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. Founders will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for Founders to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of Founders, better prices and execution are available elsewhere.

         All Equity Funds advised by Loomis Sayles. In placing orders for the purchase and sale of securities for Balanced Fund, International Equity Fund, Value Fund, Equity Income Fund and the segments of Star Advisers Fund and Star Small Cap Fund advised by Loomis Sayles, Loomis Sayles follows the same policies as for the other Funds for which it acts as subadviser, except that Loomis Sayles may cause these Funds or segments to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Fund and its other clients. Loomis Sayles' authority to cause these Funds or segments to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


         Growth and Income Fund and Capital Growth Fund (advised by Westpeak). In placing orders for the purchase and sale of securities, Westpeak always seeks best execution. Westpeak selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause the Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause the Fund it manages to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


         Bullseye Fund (advised by Jurika & Voyles). In placing orders for the purchase and sale of portfolio securities for the Fund, Jurika & Voyles always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Jurika & Voyles, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.

         Jurika & Voyles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Jurika & Voyles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Jurika & Voyles believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Jurika & Voyles' expenses. Such services may be used by Jurika & Voyles in servicing other client accounts and in some cases may not be used with respect to the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Jurika & Voyles may, however, consider purchases of shares of the Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         Jurika & Voyles may cause the Fund to pay a broker-dealer that provides brokerage and research services to Jurika & Voyles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Jurika & Voyles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Jurika & Voyles' overall responsibilities to the Fund and its other clients. Jurika & Voyles' authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.


         Star Advisers, Star Worldwide and Star Small Cap Funds (segments advised by Harris Associates). In placing orders for the purchase and sale of portfolio securities for the segments of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund advised by Harris Associates, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers. Subject to the above standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of Harris Associates.

         Harris Associates selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates' expenses. Such services may be used by Harris Associates in servicing other client accounts and in some cases may not be used with respect to the Funds. Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Harris Associates may, however, consider purchases of shares of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

         Harris Associates may cause its segments of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund to pay a broker-dealer that provides brokerage and research services to Harris an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates' overall responsibilities to the Funds and its other clients. Harris Associates' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


         Star Worldwide and Star Small Cap Funds (segments advised by Montgomery). In all purchases and sales of securities for its segments of the Funds, Montgomery's primary consideration is to obtain the most favorable execution available. Pursuant to the subadvisory agreements between NEFM and Montgomery, Montgomery determines which securities are to be purchased and sold by its segments and which broker-dealers are eligible to execute its segments' portfolio transactions, subject to the instructions of, and review by, NEFM and the trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a market-maker unless, in the opinion of Montgomery, a better price and execution can otherwise be obtained by using a broker for the transaction.

         For Star Worldwide Fund, Montgomery contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. In purchasing American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") (and other similar instruments), Montgomery's segments of Star Worldwide Fund may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which Montgomery's segment of Star Worldwide Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the segments also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which this segment will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, Montgomery will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the segment of the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Montgomery may also consider the sale of Star Worldwide Fund and Star Small Cap Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for its segments. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.

         While Montgomery's general policy is to seek first to obtain the most favorable execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to Montgomery, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by Montgomery in advising other clients. Montgomery considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under its subadvisory agreements with NEFM, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the segments of the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Montgomery to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the segments of the Funds or assist Montgomery in carrying out its responsibilities to the segments of the Funds. The standard of reasonableness is to be measured in light of Montgomery's overall responsibilities to its segments. The trustees of the Trusts review all brokerage allocations where services other than best execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Fund.

         On occasion, situations may arise in which legal and regulatory considerations will preclude trading for the segments' accounts by reason of activities of Montgomery Securities, a broker-dealer affiliated with Montgomery, or its affiliates. It is the judgment of the trustees that the Funds will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing their subadvisory arrangements with Montgomery and Montgomery's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

         Montgomery's sell discipline for the segments' investments is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by Montgomery in determining the appropriate investment horizon.

         At the company level, sell decisions are influenced by a number of factors, including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and declining financial flexibility, may also signal a sell.


         Star Small Cap Fund (segment advised by RS Investment Management). It is the policy of RS Investment Management, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to this segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this segment in the future, and the financial strength and stability of the broker.

         Subject to the policy of seeking best execution of orders at the most favorable prices, RS Investment Management may execute transactions with brokerage firms which provide research services and products to RS Investment Management. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist RS Investment Management in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit RS Investment Management to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. RS Investment Management may receive a benefit from these research services and products which is not passed on, in the form of a direct monetary benefit, to this segment of the Fund. If RS Investment Management determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, RS Investment Management may allocate the cost of such service or product accordingly. The portion of the product or service that RS Investment Management determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for RS Investment Management. Subject to the standards outlined in this and the preceding paragraph, RS Investment Management may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by RS Investment Management to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

         Research services and products may be useful to RS Investment Management in providing investment advice to any of the funds or clients it advises. Likewise, information made available to RS Investment Management from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.


         Subject to the policy of seeking the best execution of orders, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for this segment of the Fund.


         Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by RS Investment Management may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. RS Investment Management will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for RS Investment Management to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of RS Investment Management, better prices and execution are available elsewhere.


Portfolio Trades of All Subadvisers Subject to the overriding objective of obtaining the best possible execution of orders, each of the subadvisers may allocate brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees of the Trusts, including a majority of those trustees who are not "interested persons" of the Trusts as defined in the 1940 Act have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

General

         Portfolio turnover is not a limiting factor with respect to investment decisions. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

         Subject to procedures adopted by the Board of Trustees of the Trusts, the Funds' brokerage transactions may be executed by brokers that are affiliated with Nvest Companies or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

         The Bond Income, Government Securities and Municipal Income Funds and all the Funds of New England Funds Trust II may pay brokerage commissions to New England Securities for acting as the respective Fund's agent on purchases and sales of securities. SEC rules require that the commissions paid to New England Securities by a Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The trustees of the Trusts, including those who are not "interested persons" of the Trusts, have adopted procedures for evaluating the reasonableness of commissions paid to New England Securities and will review these procedures periodically.

         Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts, such as New England Securities, may not serve as the Funds' dealer in connection with such transactions.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------
                DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------

         New England Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. Until September 1986, the name of the Trust was "New England Life Government Securities Trust"; from September 1986 to April 1994, its name was "The New England Funds." Prior to January 5, 1996, the name of the Municipal Income Fund was "New England Tax Exempt Income Fund." The initial Fund of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. International Equity Fund commenced operations on May 22, 1992. The Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. Star Small Cap Fund was organized in 1996 and commenced operations on December 31, 1996. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:


                     Corporation                           Date of Commencement
                     -----------                           --------------------
        NEL Growth Fund, Inc.                                     1968
        NEL Retirement Equity Fund, Inc.*                         1970
        NEL Equity Fund, Inc.**                                   1968
        NEL Income Fund, Inc.***                                  1973
        NEL Tax Exempt Bond Fund, Inc.****                        1977


           *  Predecessor of the Value Fund
          **  Predecessor of the Balanced Fund
         ***  Predecessor of the Bond Income Fund
        ****  Predecessor of the Municipal Income Fund


         New England Funds Trust II is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single Fund (now the Growth and Income Fund) until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has seven separate portfolios. Until December 1988, the name of the Trust was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until April 1994, its name was "TNE Funds Trust." High Income Fund and Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. Short Term Corporate Income Fund was organized in 1991 and commenced operations on October 18 of that year. California and New York Funds were organized in 1993 and commenced operations on April 23 of that year. Prior to May 1, 1998, the name of New York Fund was "New England Intermediate Term Tax Free Fund of New York." Prior to December 1, 1998, the name of Short Term Corporate Income Fund was "New England Adjustable Rate U.S. Government Fund." Prior to May 3, 1999, the name of New England Growth and Income Fund was "New England Growth Opportunities Fund."

         New England Funds Trust III was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 22, 1995. The Trust has eight separate funds (New England Bullseye Fund, New England Equity Income Fund, New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund). New England Equity Income Fund was organized in 1995 and commenced operations on November 28, 1995. New England Bullseye Fund, New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund were organized in 1998. New England Bullseye Fund commenced operations on March 31, 1998. New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund are not currently offered to the public.


         The Declarations of Trust of New England Funds Trust I, New England Funds Trust II and New England Funds Trust III permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of all the Funds (except as noted in the preceding paragraphs of this section) are divided into four classes, Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectus. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ["Other Expenses"]) are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

         The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

         The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any series or class of shares or Fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While each Trust's Board of Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declarations of Trust provide for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

         The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of all three Trusts.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.


         Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use New England Funds Personal Access Line(TM) (800-225-5478, Press 1) or New England Funds Web site (www.mutualfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.


         The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

         If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.


--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

         The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "NYSE") is open for trading. The weekdays that the NYSE is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.


         Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.


         Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

         The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Nvest Services Company or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y share of a Fund is the next-determined net asset value.

--------------------------------------------------------------------------------
                              REDUCED SALES CHARGES
                               CLASS A SHARES ONLY
--------------------------------------------------------------------------------

The following special purchase plans are summarized in the Prospectuses.


         CUMULATIVE PURCHASE DISCOUNT. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges are Calculated-Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the New England Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the New England Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or New England Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.


         LETTER OF INTENT. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

         A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

         A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

         The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

         State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

         COMBINING ACCOUNTS. Purchases of all series and classes of the New England Funds (excluding the Money Market Funds unless the shares were purchased through an exchange another New England Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

         COMBINING WITH OTHER SERIES AND CLASSES OF THE NEW ENGLAND FUNDS. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust (the "Money Market Funds") unless such shares were purchased by exchanging shares of any other New England Fund). Shares owned by persons described in the preceding paragraph may also be included.

         UNIT HOLDERS OF UNIT INVESTMENT TRUSTS. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

         CLIENTS OF ADVISERS OR SUBADVISERS. No front-end sales charge or contingent deferred sales charge applies to investments of $25,000 or more in Class A shares of the Funds by (1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

         OFFERING TO EMPLOYEES OF METLIFE AND ASSOCIATED ENTITIES. There is no front-end sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Funds by any of the Trusts' advisers or subadvisers, New England Funds, L.P. or any other company affiliated with New England Financial or MetLife; current and former directors and Trustees of the Trusts; agents and general agents of New England Financial or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of New England Financial or MetLife or any insurance company affiliated with New England Financial or MetLife.

         ELIGIBLE GOVERNMENTAL AUTHORITIES. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

         INVESTMENT ADVISORY ACCOUNTS. Shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

         CERTAIN BROKER-DEALERS AND FINANCIAL SERVICES ORGANIZATIONS. Shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by NEFM, Loomis Sayles and/or Harris Associates out of its own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

         CERTAIN RETIREMENT PLANS. Shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by the Distributor. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

         BANK TRUST DEPARTMENTS OR TRUST COMPANIES. Shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

         SHAREHOLDERS OF REICH AND TANG GOVERNMENT SECURITIES TRUST. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

         CERTAIN ACCOUNTS OF GROWTH FUND. For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Growth Fund if the total investment value of Growth Fund account after such sale is between (and including) $25,000 and $49,000.


         The reduction or elimination of the sales charges in connection with the special purchase plans described above reflects the absence or reduction of expenses associated with such sales.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Nvest Services Company may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B or Class C shares.

         The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)

         Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Nvest Services Company for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

         This program is voluntary and may be terminated at any time by Nvest Services Company upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Nvest Services Company, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

         The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from the Distributor.

         An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

         Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

         An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

         A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

         In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

         All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

         Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan.

         It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

         Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

         You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other New England Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

         A shareholder may exchange the shares of any Fund (except for Class A shares of the California Fund, only if such shares have been held for at least six months) for shares of the same class of any other New England Fund (subject to the investor eligibility requirements, if any, of the New England Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Fund for shares of another Fund is a taxable event on which gain or loss may be recognized. In the case of Class A shares of the California Fund held less than six months, if exchanged for shares of any other Fund that has a higher sales charge, shareholders will pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging at the time of the exchange. Exchanges of Class A shares of Short Term Corporate Income Fund (formerly Adjustable Rate U.S. Government Fund) purchased before December 1, 1998 will also pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Class B shares of a Fund. In addition, you may also exchange Class A shares of the Money Market Funds that have not previously paid a sales charge to Class B or Class C shares of any New England Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or Nvest Services Company at 800-225-5478 or (2) a written exchange request to the Fund or Nvest Services Company, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.

         Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

         Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.



The investment objectives of the New England Funds and the Money Market Funds as set forth in the Prospectuses are as follows:

STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.


         NEW ENGLAND GROWTH AND INCOME FUND (formerly New England Growth Opportunties Fund) seeks opportunities for long-term growth of capital and income.


         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

         NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.

         NEW ENGLAND EQUITY INCOME FUND seeks current income and capital growth.

         NEW ENGLAND BULLSEYE FUND seeks long-term growth of capital.

BOND FUNDS:


         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. government securities and engaging in transactions involving related options, futures and options on futures.


         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

         NEW ENGLAND SHORT TERM CORPORATE INCOME FUND seeks a high level of current income consistent with preservation of capital.

         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk.

         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as the Fund's subadviser believes is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

         NEW ENGLAND TAX FREE INCOME FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax, its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

ACCESS SHARES:

         NEW ENGLAND CORE EQUITY FUND seeks long-term capital appreciation by investing all or substantially all of its assets in The Oakmark Fund.


         NEW ENGLAND STOCK AND BOND FUND seeks high current income as well as preservation of growth and capital by investing all or substantially all of its assets in the Oakmark Equity and Income Fund.

         NEW ENGLAND SELECT FUND seeks long-term capital appreciation by investing all or substantially all of its assets in the Oakmark Select Fund.


         NEW ENGLAND SMALL CAP VALUE FUND seeks long-term capital appreciation by investing all or substantially all of its assets in The Oakmark Small Cap Fund.

         NEW ENGLAND SMALL CAP GROWTH FUND seeks long-term capital growth by investing all or substantially all of its assets in the Loomis Sayles Small Cap Growth Fund.

         NEW ENGLAND TOTAL RETURN BOND FUND seeks high total investment return through a combination of current income and capital appreciation by investing all or substantially all of its assets in the Loomis Sayles Bond Fund.


MONEY MARKET FUNDS:

         NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES seeks maximum current income consistent with preservation of capital and liquidity.

         NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST - seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.


         As of March 31, 1999, the net assets of the New England Funds and the Money Market Funds totaled over $7 billion.

Automatic Exchange Plan (Class A, B and C Shares)


         As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until Nvest Services Company is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from Nvest Services Company or your financial representative to establish an Automatic Exchange Plan.


Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

New England Funds Personal Reporting Option ("FundPRO")

         Fund Shareholders who are clients of broker-dealers that have entered into an agreement with New England Funds and the Distributor, and have total net assets of $50,000 or more may be eligible to receive FundPRO Quarterly Reports in addition to their standard New England Fund quarterly statements. Eligible clients are defined as clients with a portfolio of regular and IRA accounts that are assigned to the same social security number having a minimum account value of: (i) $50,000 in the case of a new account or (ii) $100,000 in the case of an existing account. FundPRO Quarterly Reports include graphic performance illustrations and are designed to provide investors with individualized performance information on their New England Funds holdings. Individualized performance illustrated in the FundPRO reports is determined from the first date of participation in the FundPRO product, not the account open date.

         Clients who elect to participate in the FundPRO program are also offered access to an asset allocation questionnaire that is designed to assist them and their registered representative in choosing an initial portfolio of New England Funds based on their financial profile, objectives, and risk tolerance. This is not an actively managed asset allocation program as described in Rule 3a-4 of the 1940 Act. The Distributor has the right to charge a fee for this product, and has the right to determine account minimums for participation in the product.

Self-Servicing Your Account with New England Funds Personal Access Line(TM) and Web site


         New England Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.mutualfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. New England Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling New England Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.mutualfunds.com.

Investor activity through these mediums are subject to the terms and conditions outlined in the following NEW ENGLAND FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT. This agreement is also posted on our Web site. The initiation of any activity through the New England Funds Personal Access Line(TM), or Web site at www.mutualfunds.Com by an investor shall indicate agreement with the following terms and conditions:

           NEW ENGLAND FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) (PAL).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that New England Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

New England Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and New England Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly New England Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While New England Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify New England Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the New England Funds Personal Access Line(TM) or the New England Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly New England Funds makes no warranties concerning the availability of Internet services, or network availability.

New England Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

You have the ability to restrict internet AND Telephonic access to your accounts by notifying New England Funds of your desire to do so.

Written notifications to New England Funds should be sent to:

         New England Funds
         P O Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A, Class B and Class C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

         To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

         For Class B shares purchased prior to May 1, 1997, the CDSC will be calculated as follows: 4% if redemption occurs within the first year, 3% if redemption occurs within the second year or third year, 2% if redemption occurs within the fourth year, 1% if redemption occurs within the 5th year and no CDSC for redemptions after the fifth year. Class C shares purchased prior to March 1, 1998 are not subject to a CDSC on redemption.

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

         Checkwriting is available on Class A shares of Limited Term U.S. Government Fund and Short Term Corporate Income Fund. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. Limited Term U.S. Government Fund, Short Term Corporate Income Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

         The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

         The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

         The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

         The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

         A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

         The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

         The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

Reinstatement Privilege (Class A shares only)

         The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

         Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------
                          STANDARD PERFORMANCE MEASURES
--------------------------------------------------------------------------------

Calculations of Yield


         Each Fund (except Growth, Value, Growth and Income, Star Advisers, Star Worldwide, Star Small Cap, International Equity, Equity Income, Bullseye and Capital Growth Funds) may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund.


         Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investments income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

         The Municipal Income Fund, the Massachusetts Fund, the California Fund and the New York Fund each may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax-exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket. To see the taxable equivalent yield calculation charts for these Funds, see the section entitled "Miscellaneous Investment Practices of the Funds."

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

         Calculation of Total Return. Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class's average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $10,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund.

Performance Comparisons

         Yield and Total Return. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

         Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.


         The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.


         The Standard & Poor's Composite Index of 400 Stocks (the "S&P 400") is a market capitalization-weighted and unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. This index is comprised of stocks in the middle capitalization range. Any midcap stocks already included in the S&P 500 are excluded from this index.


         The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. This index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

         The Lehman Aggregate Bond Index is a market capitalization-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies, U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools.

         The Lehman Government Bond Index (the "Lehman Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

         The Lehman Intermediate Government Bond Index (the "Lehman Int. Government Index") is a market capitalization-weighted and unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years.

         The Lehman Government/Corporate Bond Index (the "Lehman G/C Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman G/C Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's").


         The Lehman Intermediate Government/Corporate Bond Index (the "Lehman Int. G/C Index") is a market capitalization-weighted and unmanaged index composed of the Lehman Government and Corporate Bond indices which include bonds with maturities of up to ten years.

         The Lehman High Yield Bond Index is a market capitalization-weighted and unmanaged index of fixed-rate, noninvestment grade debt. Generally securities in the index must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

         The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximate 42,000 bonds.


         The Lehman: Mutual Fund Short (1-5) Investment Grade Debt Index is an unmanaged index composed of publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt with maturities of 1 to 5 years.



         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

         The Merrill Lynch High Yield Index includes over 951 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 1,400 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).


         The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.


         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.


         Lipper, Inc. is an independent service that monitors the performance of over 10,000 mutual funds, and calculates total return for the funds grouped by investment objective. Lipper's Mutual Fund Performance Analysis, Small Cap Company Analysis and Mutual Fund Indices measure total return and average current yield for the mutual fund industry. Rankings of individual mutual fund performance over specified time periods assume reinvestment of all distributions, exclusive of sales charges.


         The Russell 3000 Index is a market capitalization-weighted index which comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the NYSE, the American Stock Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

         The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE Index") is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market values (market price per share times the number of shares outstanding).

         The Morgan Stanley Capital International Europe, Australasia and Far East(Gross Domestic Product) Index (the "EAFE (GDP) Index") is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

         The Morgan Stanley Capital International World ND Index (the "MSCI World Index") is a market capitalization-weighted and unmanaged index that includes common stock from all 23 MSCI developed market countries. The "ND" indicates that the index is listed in U.S. dollars, with net dividends reinvested.

         International Equity and Star Worldwide Funds may compare their performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

         The current interest rate on many FNMA adjustable rate mortgage securities ("ARMs") is set by reference to the 11th District Cost of Funds Index published monthly by the Federal Reserve. Since June 1987, the current interest rate on these ARMs, measured on a monthly basis, has been higher than the average yield of taxable money market funds represented by Donoghue's Taxable Money Fund Average and current rates on newly issued one year bank certificates of deposit. The interest rates on other ARMs and the yield on the Adjustable Rate Fund's portfolio may be higher or lower than the interest rates on FNMA ARMs and there is also no assurance that historical yield relationships among different types of investments will continue.

         Advertising and promotional materials may refer to the maturity and duration of the Bond Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e., the change in price one can expect from a given change in yield).

         Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper Analytical Services and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to Nvest Companies, its structure, goals and objectives and the advisory subsidiaries of Nvest Companies, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding Nvest Companies, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

         The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                                      INVESTMENTS AT 8% RATE OF RETURN
          5 YRS.          10              15               20                 25                 30
          ----------      --------        ---------        ----------         ----------         ---------
$50            3,698         9,208           17,417            29,647             47,868            75,015
 75            5,548        13,812           26,126            44,471             71,802           112,522
100            7,396        18,417           34,835            59,295             95,737           150,029
150           11,095        27,625           52,252            88,942            143,605           225,044
200           14,793        36,833           69,669           118,589            191,473           300,059
500           36,983        92,083          174,173           296,474            478,683           750,148

                                     INVESTMENTS AT 10% RATE OF RETURN

          5 YRS.          10              15               20                 25                 30
          ----------      --------        ---------        ----------         ----------         ---------
$50            3,904         10,328           20,896            38,285            66,895               113,966
 75            5,856         15,491           31,344            57,427           100,342               170,949
100            7,808         20,655           41,792            76,570           133,789               227,933
150           11,712         30,983           62,689           114,855           200,684               341,899
200           15,616         41,310           83,585           153,139           267,578               455,865
500           39,041        103,276          208,962           382,848           668,945             1,139,663

         The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the New England Funds. For example, the advertising and sales literature of any of the New England Funds, but particularly that of Star Worldwide Fund and International Equity Fund, may discuss all of the above international developments, including, but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the New England Funds or may have influenced past performance or may influence current or prospective performance of the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

         The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

         The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor

         Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

         The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the New England Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.


         In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.


--------------------------------------------------------------------------------
           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

         As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

         If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Fund distributions paid to you either in cash or reinvested in additional shares (other than "exempt-interest dividends" paid by the Municipal Income, Massachusetts, New York and California Funds, as described in the relevant Prospectuses) are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. To avoid an excise tax, each Fund intends to distribute dividends prior to calendar year-end. Some dividends paid in January may be taxable as if they were received in the previous December.

         A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Under the Code, the interest on so-called "private activity" bonds is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

         Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         International Equity, Star Worldwide and Star Small Cap Funds may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

         International Equity Fund, Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

         A Fund's transactions in foreign currency-denominated debt securities and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a part or all of a Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid federal income tax liability.


         Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally 20% for noncorporate shareholders), provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.


         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         Each Fund (possibly excepting Municipal Income Fund, Massachusetts Fund, New York Fund and California Fund) is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         The financial statements of the Funds and the related reports of independent accountants included in the Funds' annual reports for the year ended December 31, 1998 are incorporated herein by reference. Each Fund's annual and semi-annual report is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report by telephone at (800) 225-5478 or by writing to:
New England Funds, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1. An application for rating was not received or accepted.
         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
         3. There is a lack of essential data pertaining to the issue or issuer.
         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

FITCH INVESTOR SERVICES, INC.


AAA -- This is the highest rating assigned by Fitch to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE


         References may be included in New England Funds' advertising and promotional literature to Nvest Companies and its affiliates that perform advisory and subadvisory functions for New England Funds also including, but not limited to: Back Bay Advisors, Harris Associates, Loomis Sayles, CGM, Westpeak and Jurika & Voyles, L.P. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the Oakmark Funds advised by Harris Associates.


         References may be included in New England Funds' advertising and promotional literature to other Nvest Companies affiliates including, but not limited to Nvest Corporation, AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group and Jurika & Voyles, L.P. and their fund groups.


         References to subadvisers unaffiliated with Nvest Companies that perform subadvisory functions on behalf of New England Funds and their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Janus Capital, Founders, Montgomery and RS Investment Management.


         New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

|X| Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the New England Funds;

|X| Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

|X| Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

|X| Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

|X| The corporate histories, founding dates and names of founders of the entities;

|X| Awards, honors and recognition given to the entities;

|X| The names of those with ownership interest and the percentage of ownership interest;

|X| The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

|X| Current capitalizations, levels of profitability and other financial and statistical information;

|X| Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

|X| The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

|X| Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;


|X| Current and historical statistics regarding:

      -total dollar amount of assets managed
      -New England Funds' assets managed in total and by fund
      -the growth of assets
      -asset types managed
      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

|X| The general and specific strategies applied by the advisers in the management of New England Funds portfolios including, but not limited to:

      -the pursuit of growth, value, income oriented, risk management or other strategies
      -the manner and degree to which the strategy is pursued
      -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
      -the types and characteristics of investments sought and specific portfolio holdings
      -the actual or potential impact and result from strategy implementation -through its own areas of expertise and operations, the value added by sub-advisers to the management process
      -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

|X| Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about Nvest Companies and its affiliates:


         Nvest Companies is part of an affiliated group including Nvest, L.P. a publicly traded company listed on the NYSE. Nvest Companies has 14 principal subsidiary or affiliated asset management firms, which collectively had more than $135 billion of assets under management as of December 31, 1998. In addition, promotional materials may include:


|X| Specific and general references to New England Funds multi-manager approach through Nvest Companies affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from Nvest Companies and the other investment managers
      -other fund companies are limited to a "one size fits all" approach but New England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
      -in this and other contexts reference may be made to New England Funds' slogan "Where The Best Minds Meet"(R) and that New England Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

         Financial Adviser Services ("FAS"), a division of Nvest Companies, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest Companies affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

         FAS will provide marketing support to Nvest Companies affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

|X| Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

|X| Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

|X| Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and
      -current and prospective ERISA regulation and requirements.

|X| Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -increased employee retention
      -reinforcement or creation of morale
      -deductibility of contributions for participants
      -deductibility of expenses for employers
      -tax deferred growth, including illustrations and charts
      -loan features and exchanges among accounts
      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

|X| Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

      -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
      -broad choice of investment options and competitive fees
      -plan sponsor and participant statements and notices
      -the plan prototype, summary descriptions and board resolutions
      -plan design and customized proposals
      -trusteeship, record keeping and administration
      -the services of State Street Bank, including, but not limited to, trustee services and tax reporting
      -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
      -the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

|X| Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments
      -assistance in interpreting past, present and future market trends and economic events
      -providing information to clients including participants during enrollment and on an ongoing basis after participation
      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                   APPENDIX D


For the fiscal year ended December 31, 1998, the Short Term Corporate Income Fund invested 2.7%, the Balanced Fund invested 2.3%, the Municipal Income Fund invested 1.9% and the Massachusetts Tax Free Income Fund invested 1.3% of their respective portfolios in securities rated below investment grade (those rated "BB" or lower by Standard & Poor's or "Ba" or lower by Moody's). The Intermediate Term Tax Free Fund of California and the Limited Term U.S. Government Fund did not invest in securities rated below investment grade for the fiscal year ended December 31, 1998. The following tables show the portfolio composition of those funds that invested at least 5% of their respective portfolios in securities below investment grade for the fiscal year ended December 31, 1998:


               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
          HIGH INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Common Stock..............................................        0.1%
    Preferred Stock...........................................        7.2%
    Short-term Obligations and Other Assets...................        5.0%
    Debt - Unrated............................................        4.3%
    Debt -- Standard and Poor's Rating
             AAA..............................................        0.0%
             BBB..............................................        0.0%
             BB...............................................       14.5%
             B................................................       58.9%
             CCC..............................................        9.8%
             C................................................        0.3%


The chart above indicates the composition of the High Income Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the High Income Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
        STRATEGIC INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Preferred Stock...........................................        6.0%
    Short-term Obligations and Other Assets...................        2.3%
    Common Stock..............................................        1.8%
    Debt - Unrated............................................       45.6%
    Debt -- Standard and Poor's Rating
             AAA..............................................        0.5%
             AA...............................................        0.7%
             A................................................        1.5%
             BBB..............................................        9.8%
             BB...............................................       16.5%
             B................................................       10.8%
             CCC and lower....................................        4.7%


The chart above indicates the composition of the Strategic Income Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Strategic Income Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.



               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
          BOND INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Preferred Stock ..........................................        0.0%
    Short-term Obligations and Other Assets...................        2.1%
    Debt -- Unrated ..........................................        7.6%
    Debt -- Standard & Poor's Rating
             AAA..............................................       17.3%
             AA...............................................        9.1%
             A................................................       14.5%
             BBB..............................................       32.9%
             BB...............................................       15.7%
             B................................................        0.8%
             CCC..............................................        0.0%
             C/D..............................................        0.0%


The chart above indicates the composition of the Bond Income Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.




                 AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF
      INTERNATIONAL EQUITY FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Common Stock .............................................      86.6%
    Short-term Obligations and Other Assets ..................       5.2%
    Debt-- Unrated ...........................................       2.1%
             Debt -- Standard & Poor's Rating
             AAA .............................................       0.0%
             AA ..............................................       0.0%
             A ...............................................       0.0%
             BBB..............................................       1.1%
             BB...............................................       2.7%
             B................................................       2.1%
             CCC..............................................       0.2%
             C/D..............................................       0.0%


The chart above indicates the composition of International Equity Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

                           NEW ENGLAND FUNDS TRUST III

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

         (a)  Articles of Incorporation

                  (1) The Registrant's Agreement and Declaration of Trust is
                      incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.

                  (2) Amendment No. 1 to Agreement and Declaration of Trust of
                      the Registrant is incorporated herein by reference to PEA No. 5 to the Registration Statement on Form N-1A (File No. 33-62061), filed on April 30, 1998.


                  (3) Amendment No.2 to Agreement and Declaration of Trust of
                      the Registrant is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


         (b)  By-Laws

                  The By-Laws of the Registrant are incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.

         (c)  Instruments Defining Rights of Security Holders.

                  Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration of Trust incorporated by reference as Exhibit a (1) to PEA No. 6 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 2, 1998.

         (d)  Investment Advisory Contracts


                  (1) Form of Advisory Agreement between the Registrant and New
                      England Funds Management, L.P. ("NEFM"), relating to the following series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


                        (i)      New England Equity Income Fund
                        (ii)     New England Bullseye Fund


                  (2) Form of Subadvisory Agreement between the Registrant, NEFM and the Registrant's subadviser, relating to the following series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


                        (i)      New England Equity Income Fund
                        (ii)     New England Bullseye Fund


                  (3) Form of Advisory Agreement between the Registrant and
                      NEFM, relating to the following series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


                        (i)      New England Core Equity Fund
                        (ii)     New England Stock and Bond Fund
                        (iii)    New England Select Fund
                        (iv)     New England Small Cap Value Fund
                        (v)      New England Small Cap Growth Fund
                        (vi)     New England Total Return Bond Fund

         (e)  Underwriting Contracts

                  (1) Form of Distribution Agreement between the Registrant, on behalf of its New England Equity Income Fund, and New England Funds, L.P. (the "Distributor") is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.

                  (2) Form of Distribution Agreement between the Registrant, on behalf of its New England Bullseye Fund and the Distributor is incorporated herein by reference to PEA No. 4 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 31, 1997.

                  (3) Form of Distribution Agreement between the Registrant and the Distributor, relating to the following series of the Registrant is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 2, 1998.

                        (i)      New England Core Equity Fund
                        (ii)     New England Stock and Bond Fund
                        (iii)    New England Select Fund
                        (iv)     New England Small Cap Value Fund
                        (v)      New England Small Cap Growth Fund
                        (vi)     New England Total Return Bond Fund

         (f)  Bonus or Profit Sharing Contracts

                  Not applicable.

         (g)  Custodian Agreements

                  (1) Form of Custodian Agreement between the Registrant and
                      State Street Bank and Trust Company ("State Street") is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-62061), filed on October 30, 1995.


                  (2) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract and the Sub-Transfer and Service Agreement to New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund, and New England Total Return Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


         (h)  Other Material Contracts

                  (1) Form of Transfer Agency Agreement between the Registrant and New England Funds, L.P. is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-62061), filed on October 30, 1995.

                  (2) Form of Dealer Agreement of New England Funds, L.P., the
                      Registrant's Distributor, is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-62061), filed on October 30, 1995.


                  (3) Power of Attorney for Trustees are incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.

                  (4) Form of Special Servicing Agreement between the
                      Registrant, its Underlying Portfolios and Nvest Services Company, Inc., relating to the following series of the Registrant (and its corresponding Underlying Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


                        (i)      New England Core Equity Fund
                        (ii)     New England Stock and Bond Fund
                        (iii)    New England Select Fund
                        (iv)     New England Small Cap Value Fund
                        (v)      New England Small Cap Growth Fund
                        (vi)     New England Total Return Bond Fund


                  (5) Form of Administration Agreement between the Registrant and NEFM, relating to the following series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


                        (i)      New England Core Equity Fund
                        (ii)     New England Stock and Bond Fund
                        (iii)    New England Select Fund
                        (iv)     New England Small Cap Value Fund
                        (v)      New England Small Cap Growth Fund
                        (vi)     New England Total Return Bond Fund


                  (6) Form of Service Agreement between Registrant, each Adviser of the Underlying Portfolio and NEFM is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.

                  (7) Form of Fee Waiver/Expense Reimbursement Undertakings
                      between NEFM and the Registrant and its respective series enumerated in such undertakings is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.



         (i)  Legal Opinion


                  Opinion of Ropes & Gray with respect to New England Bullseye Fund is incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed on February 16, 1999.


         (j)  Other Opinions


                  Consent of PricewaterhouseCoopers LLC is filed herewith.


         (k)  Omitted Financial Statements

                  Not applicable.

(l)      Initial Capital Agreements

                  Investment Letter of Loomis Sayles Funded Pension Plan and Trust is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on November 22, 1995.

         (m)  Rule 12b-1 Plans

                  (1) Form of Rule 12b-1 Plan relating to Class A shares of New
                      England Equity Income Fund is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061) filed on August 23, 1995.

                  (2) Form of Rule 12b-1 Plan relating to Class B shares of New
                      England Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on June 10, 1997.

                  (3) Form of Rule 12b-1 Plan relating to Class C shares of New
                      England Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on June 10, 1997.

                  (4) Form of Rule 12b-1 Plan relating to Class A shares of New
                      England Bullseye Fund is incorporated herein by reference to PEA No. 4 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 31, 1997.

                  (5) Form of Rule 12b-1 Plan relating to Class B shares of New
                      England Bullseye Fund is incorporated herein by reference to PEA No. 4 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 31, 1997.

                  (6) Form of Rule 12b-1 Plan relating to Class C shares of New
                      England Bullseye Fund is incorporated herein by reference to PEA No. 4 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 31, 1997.

                  (7) Form of Rule 12b-1 Plan relating to Class A shares of the following series of the Registrant is incorporated by reference to PEA No. 6 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 2, 1998.

                        (i)      New England Core Equity Fund
                        (ii)     New England Stock and Bond Fund
                        (iii)    New England Select Fund
                        (iv)     New England Small Cap Value Fund
                        (v)      New England Small Cap Growth Fund
                        (vi)     New England Total Return Bond Fund

                  (8) Form of Rule 12b-1 Plan relating to Class B shares of the following series of the Registrant is incorporated by reference to PEA No. 6 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 2, 1998.

                        (i)      New England Core Equity Fund
                        (ii)     New England Stock and Bond Fund
                        (iii)    New England Select Fund
                        (iv)     New England Small Cap Value Fund
                        (v)      New England Small Cap Growth Fund
                        (vi)     New England Total Return Bond Fund

                  (9) Form of Rule 12b-1 Plan relating to Class C shares of the following series of the Registrant is incorporated by reference to PEA No. 6 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 2, 1998.

                        (i)      New England Core Equity Fund
                        (ii)     New England Stock and Bond Fund
                        (iii)    New England Select Fund
                        (iv)     New England Small Cap Value Fund
                        (v)      New England Small Cap Growth Fund
                        (vi)     New England Total Return Bond Fund


         (n)  Financial Data Schedule



         (o)  Rule 18f-3 Plan

                  Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended with respect to New England Funds Trusts I, II, III & IV is incorporated herein by reference to PEA No. 4 to the Registration Statement on Form N-1A (File No. 33-62061), filed on December 31, 1997.

Item 24.  Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.  Indemnification

                  See Article 4 of the Registrant's By-Laws filed as Exhibit
                  (b)(2) to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995, and incorporated by reference herein.

                  In addition, Nvest, L.P., the parent company of the Registrant's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the Registrant are named insureds.

Item 26.  Business and Other Connections of Investment Adviser

         (a) NEFM, a wholly-owned subsidiary of Nvest, L.P., serves as investment adviser to New England Bullseye Fund, New England Equity Income Fund, New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Fund. NEFM was organized in 1995.


              The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of NEFM during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by NEFM pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act")(File No. 801-48408).


         (b) (1) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the subadviser to New England Equity Income Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.


              The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Advisers Act (File No. 801-170).


              (2) Jurika & Voyles, L.P. ("Jurika & Voyles"), the subadviser to New England Bullseye Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals. Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.


              The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Jurika & Voyles during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by Jurika & Voyles pursuant to the Advisers Act (File No. 801-53366).


              (3) Harris Associates L.P. ("Harris Associates"), the subadviser to New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund and New England Small Cap Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.


              The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Harris Associates during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (File No. 801-50333).


Item 27.  Principal Underwriter

         (a)  New England Funds, L.P. also serves as principal underwriter for:

                  New England Funds Trust I
                  New England Funds Trust II
                  New England Funds Trust IV
                  New England Tax Exempt Money Market Trust
                  New England Cash Management Trust

         (b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                           Positions and Offices with      Positions and Offices
      Name                    Principal Underwriter           with Registrant
      ----                    ---------------------           ---------------

NEF Corporation            General Partner                   None

Bruce R. Speca             Managing Director, President      President
                           and Chief Executive Officer

John E. Pelletier          Senior Vice President, General    Secretary and Clerk
                           Counsel, Secretary and Clerk

John Hailer                Managing Director and             None
                           Executive Vice President

Caren I. Leedom            Managing Director and Senior      None
                           Vice President

Scott Wennerholm           Managing Director, Chief          None
                           Financial Officer, Treasurer
                           and Senior Vice President

Diane Whelan               Managing Director and Senior      None
                           Vice President

Raymond K. Girouard        Senior Vice President,            None
                           Assistant Treasurer and
                           Comptroller

Ralph M. Greggs            Senior Vice President             None

Robert E. O'Hare           Vice President, Senior            None
                           Counsel, Assistant Secretary
                           and Assistant Clerk

Martin G. Dyer             Vice President and Assistant      None
                           Secretary

Frank Maselli              Managing Director and Senior      None
                           Vice President

Philip J. Graham           Vice President                    None

Beatriz A. Pina Smith      Vice President                    None

Sharon M. Wratchford       Vice President                    None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

                  The following companies maintain possession of the documents required by the specified rules:

                  (a)      Registrant
                           Rule 31a-1(b)(4)
                           Rule 31a-2(d)

                  (b)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           Rule 31a-1(a)
                           Rule 31a(b)(1), (2), (3), (5), (6), (7), (8)
                           Rule 31a-2(d)

                  (c) New England Funds Management, L.P. 399 Boylston Street Boston, MA 02116
                           Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f);
                           Rule 31a-2(d); and 31a-2(e)

                  (d)      For the series of the Registrant managed by Jurika &
                           Voyles:
                           Jurika & Voyles, L.P.
                           Lake Merritt Plaza, 1999 Harrison, Suite 700
                           Oakland, CA 94612
                           Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f);
                           Rule 31a-2(e)

                  (e)      For the series of the Registrant managed by Loomis
                           Sayles:
                           Loomis, Sayles & Company, L.P.
                           One Financial Center, 34th Floor,
                           Boston, MA  02111
                           Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f);
                           Rule 31a-2(e)

                  (f)      For the series of the Registrant managed by Harris
                           Associates:
                           Harris Associates, L.P. 2 North LaSalle Street, Chicago, IL 60602
                           Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f);
                           Rule 31a-2(e)

                  (g)      New England Funds, L.P.
                           399 Boylston Street
                           Boston, Massachusetts 02116
                           Rule 31a-1(d)
                           Rule 31a-2(c)

Item 29.  Management Services

                  None.

Item 30.  Undertakings

         (a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

         (b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                           NEW ENGLAND FUNDS TRUST III

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 30th day of April, 1999.




                                                    New England Funds Trust III


                                                    By:  /s/ PETER S. VOSS*
                                                         ----------------------
                                                         Peter S. Voss
                                                         Chief Executive Officer


                                                   *By:  /s/ JOHN E. PELLETIER
                                                         ----------------------
                                                         John E. Pelletier
                                                         Attorney-In-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                         Title                       Date
        ---------                         -----                       ----

                                  Chairman of the Board;
                                    Chief Executive Officer;
                                    Principal Executive
PETER S. VOSS*                      Officer; Trustee           April 30, 1999
---------------------------
Peter S. Voss

/s/ THOMAS P. CUNNINGHAM          Treasurer                    April 30, 1999
---------------------------
Thomas P. Cunningham

GRAHAM T. ALLISON, JR.*           Trustee                      April 30, 1999
---------------------------
Graham T. Allison, Jr.

DANIEL M. CAIN*                   Trustee                      April 30, 1999
---------------------------
Daniel M. Cain

KENNETH J. COWAN*                 Trustee                      April 30, 1999
---------------------------
Kenneth J. Cowan

RICHARD DARMAN*                   Trustee                      April 30, 1999
---------------------------
Richard Darman

SANDRA O. MOOSE*                  Trustee                      April 30, 1999
---------------------------
Sandra O. Moose

JOHN A. SHANE*                    Trustee                      April 30, 1999
---------------------------
John A. Shane

PENDELTON P. WHITE*               Trustee                      April 30, 1999
---------------------------
Pendelton P. White

                                      *By: /s/JOHN E. PELLETIER
                                           ----------------------
                                           John E. Pelletier
                                           Attorney-In-Fact
                                           April 30, 1999

                              N-1A exhibits ITEM 23


   EXHIBIT NUMBER                        EXHIBIT
   --------------                        -------
    Exhibit j          Consent of PricewaterhouseCoopers LLP
    Exhibit n          Financial Data Schedule